[PICTURE      MUTUAL FUNDS                                      [PICTURE
 OF           FOR PEOPLE                                         OF
 EATON        WHO PAY                                            EDUCATION SIGN
 VANCE LOGO]  TAXES                                              & BRICKS]


Annual Report September 30, 1999


[PICTURE   EATON VANCE                                               California
 OF        MUNICIPALS
 FREEWAY      TRUST                                                     Florida

                                                                  Massachusetts

                                                                    Mississippi

Global Management-Global Distribution                                  New York

                                                                           Ohio

                                                                   Rhode Island

                                                                  West Virginia


[PICTURE
 OF
 BRIDGE]

Eaton Vance Municipals Funds as of September 30, 1999

Letter to Shareholders
[PHOTO]
Thomas J. Fetter
President

The past year has proved to be increasingly challenging for the municipal market. At the outset, continued low inflation provided a fairly positive environment for the tax-exempt sector. The U.S. economy grew 4.6% in the first quarter, before posting a more moderate 2.3% growth rate in the second quarter, according to revised figures. However, while inflation appeared to remain fairly well in check, rising energy prices and labor cost pressures caught the eye of the Federal Reserve. In late June, the Fed raised its Federal Funds rate - a key short-term interest rate barometer - by 25 basis points (.25%), and repeated the move in August.

Municipal bonds gained ground on Treasuries in the first quarter of 1999, as supply pressures, which weighed so heavily on the municipal market in 1998, eased somewhat. In the summer and early fall, however, the municipal market encountered some turmoil amid uncertainty about possible Federal Reserve actions as well as confusion over tax proposals pending in Congress. For the year ended September 30, 1999, the Lehman Brothers Municipal Bond Index*- a widely recognized, unmanaged index of municipal bonds - posted a return of -0.70%.*


With the 2000 elections nearing,
tax reform has once again become
a political football...

Once again, the prospects of lower taxes are threatened by a political stalemate in Washington. The administration has threatened to veto recent tax cuts passed by Congress. Meanwhile, taxpayers continue to bear the burden of high taxes while facing the challenge of paying for college tuition, caring for elderly parents, or trying to plan for retirement.

  Municipal bonds yield 96% of Treasury yields

              5.83%                   9.11%

  30-Year AAA rated               Taxable equivalent yield
  General Obligation (GO) Bonds*  in 36% tax bracket

              6.05%

  30-Year Treasury bond

  Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

  *GO yields are a compilation of a representative variety of general obligations and are not necessarily representrative of the Funds' yield. Statistics as of September 30, 1999.

  Past performance is no guarantee of future results.

  Source: Bloomberg L.P.

Municipal bonds remain an
undervalued asset class...

At Eaton Vance, we believe that municipal bonds can be an attractive investment alternative for conservative investors, especially at recent price levels. With their competitive yields, lower volatility and tax-exempt status, municipal bonds merit consideration from risk-conscious, income-oriented investors. In this uncertain climate, municipals represent a prudent way to diversify one's investment portfolio while lowering one's tax burden. We believe that municipals merit strong consideration from today's tax-conscious investors.


                             Sincerely,

                             /s/ THOMAS J. FETTER

                             Thomas J. Fetter
                             President
                             November 11, 1999


*It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
 MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
   OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
                           YIELDS WILL CHANGE.
-------------------------------------------------------------------------------

EATON VANCE CALIFORNIA MUNICIPALS FUND as of September 30, 1999

INVESTMENT UPDATE
[PHOTO]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The California economy retained its robust momentum in 1999, marking the sixth year of expansion. The services sector fueled the state's growth, with new technologies, business services, biotechnology, multimedia, electronics and entertainment posting major job gains. The state's September unemployment rate declined to 5.1% from 6.0% a year ago.

- California's construction sector remained in a fast-growth mode, growing 15% in the second quarter alone. More than 88,000 construction jobs have been created in the past year, with specialty trades such as plumbing, painting, flooring and electrical workers leading the way.

- The strong economic news was tempered somewhat in the manufacturing sector, which registered a modest job decline. California exports declined by 6.5% in the first half of the year, the result of weaker demand from Asia's troubled economies.

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Management has had the opportunity this year to purchase good-quality, non-rated, special assessment and tax allocation bonds, many of which are backed by seasoned projects.

- With muni yields dramatically higher in 1999, we focused on identifying bonds or specific lots of bonds that could be sold at a loss and using the proceeds to purchase more desirable bonds. This investment strategy allowed management to realize a capital loss the Fund used to offset capital gains, thereby lowering tax liability.

- Emphasis on call protection has remained an important component of management's strategy. Management continually strives to improve the call characteristics of issues in the Portfolio.

THE FUND
-------------------------------------------------------------------------------
- During the year ended September 30, 1999, the Fund's Class A and Class B shares had total returns of -4.25% and -4.50%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.32 on September 30, 1999 from $11.34 on September 30, 1998, and the reinvestment of $0.557 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.52 from $10.42, and the reinvestment of $0.447 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 1999, the distribution rates were 5.38% for Class A and 5.15% for Class B.(3)

- The SEC 30-day yields for Class A and B shares at September 30 were 4.99% and 4.85%, respectively.(4)

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
[PIE CHART]
Non-Rated/Below Investment Grade    15.80%
AAA    44.40%

AA    8%
A     12.50%
BBB    8.20%
BB     1.60%
Non-Rated/Investment Grade    9.50%

+May not represent the Portfolio's current or future investments.



(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
   (5)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year;
   2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

-------------------------------------------------------------------------------
FUND INFORMATION
as of September 30, 1999

Performance(5)                   Class A  Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -4.25%   -4.50%
Five Years                         6.73     5.68
Ten Years                          N.A.     5.61
Life of Fund+                      6.37     5.96

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -8.84%   -9.06%
Five Years                         5.70     5.35
Ten Years                          N.A.     5.61
Life of Fund+                      5.41     5.96

+Inception date: Class A: 5/27/94; Class B: 12/19/85

[MOUNTAIN CHART]

* Source: Towers Data Systems, Bethesda, MD. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 5/31/94 at net asset value would have grown to $13,960 on 9/30/99; $13,294, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.33% of the total dividends paid by the Fund from net investment income during the year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE FLORIDA MUNICIPALS FUND as of September 30, 1999

INVESTMENT UPDATE
[PHOTO]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The Florida economy expanded further in 1999, with the fast-growing service sector leading the way. Propelled by tourism and retirement services, Florida has added 300,000 employees to its service sector payrolls in the past three years alone. The September jobless rate was just 3.9%, down from 4.2% a year earlier.

- Tourism continued to rebound following last year's devastating wildfires. Theme park and convention business posted strong gains, as Central Florida opened new parks, accompanied by the construction of new hotels, restaurants, retirement communities and entertainment facilities.

- Florida's manufacturing sector has weakened in 1999 in response to slower foreign demand. Exports, which slowed to a 5% growth rate in 1998, have suffered from continued weak demand from Asia, with citrus fruits and chemical exports especially hard-hit.

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- While the majority of bonds issued in Florida are insured bonds, the Portfolio had the opportunity to purchase lower investment grade issues in the health care sector, as well as non-rated bonds in the special assessment sector. Continued strong economic growth in the state has provided a solid foundation for these financings.

- Emphasis on call protection has remained an important component of management's strategy. Management continually strives to improve the call characteristics of issues in the Portfolio.

THE FUND
-------------------------------------------------------------------------------
- During the year ended September 30, 1999, the Fund's Class A and Class B shares had total returns of -4.02% and -4.84%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.19 on September 30, 1999 from $11.15 on September 30, 1998, and the reinvestment of $0.530 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.43 from $11.42, and the reinvestment of $0.455 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 1999, the distribution rates were 5.20% for Class A and 4.36% for Class B.(3)

- The SEC 30-day yields for Class A and B shares at September 30 were 5.08% and 4.50%, respectively.(4)

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
[PIE CHART]
AAA    55.40%
AA    14.50%
A     7.20%
BBB    7.60%
BB     0.80%
Non-Rated    14.50%

+May not represent the Portfolio's current or future investments.

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV).
   (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

-------------------------------------------------------------------------------
FUND INFORMATION
as of September 30, 1999

Performance(5)                   Class A  Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -4.02%   -4.84%
Five Years                         5.87     5.00
Life of Fund+                      5.92     6.13

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -8.61%   -9.41%
Five Years                         4.85     4.67
Life of Fund+                      4.99     6.13

+Inception date: Class A: 4/5/94; Class B: 8/28/90

[MOUNTAIN CHART]

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 8/28/90. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/30/94 at net asset value would have grown to $13,316 on 9/30/99; $12,687, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.44% of the total dividends paid by the Fund from net investment income during the year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE MASSACHUSETTS MUNICIPALS FUND as of September 30, 1999

INVESTMENT UPDATE
[PHOTO]
Robert B. MacIntosh
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The Massachusetts economy continued its strong momentum in the first half of 1999. The September unemployment rate was 2.9%, well below the national rate. Financial services, retail trade, health services and technology were again among the largest sources of new jobs.

- The construction sector added significantly to employment in the Commonwealth. Residential and commercial building has been aided by a strong housing market and large commercial projects like Boston's Central Artery and Seaport projects.

- Massachusetts tax revenues continued to reflect the strong state economy in the first half of 1999, according to the Department of Revenue and Taxation. Tax revenues rose, reflecting a sharp increase in individual income tax collections and windfall capital gains taxes from a rising stock market.

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Management has continued to be very selective regarding credits in the healthcare sector, considering how competitive the industry has become. While approximately 23% of the Portfolio is invested in uninsured healthcare issues, this is a low percentage relative to the supply of healthcare bonds issued in Massachusetts.

- The Portfolio found compelling opportunities in Massachusetts secondary schools, which represented about 5% of investments. In addition, we maintained some exposure to the massive construction project known as the "Big Dig,"and purchased several non-rated deals in the assisted-living sector.

- Emphasis on call protection has remained an important component of management's strategy. Management continually strives to improve the call characteristics of issues in the Portfolio.

THE FUND
-------------------------------------------------------------------------------

- During the year ended September 30, 1999, the Fund's Class A, B, and I shares had total returns of -3.42%; -4.44%; and -3.53%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.11 on September 30, 1999 from $9.94 on September 30, 1998, and the reinvestment of $0.506 per share in tax-free income;2 for Class B, a decline in NAV to $10.13 from $11.07, and the reinvestment of $0.465 per share in tax-free income;(2) and for Class I, a decline in NAV to $9.39 from $10.26, and the reinvestment of $0.529 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 1999, the distribution rates for Class A, B, and I shares were 5.50%, 4.54%, and 5.54%, respectively.(3)

- The SEC 30-day yields for Class A, B,and I shares at September 30 were 4.87%, 4.69%, and 5.53%, respectively.(4)

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
[PIE CHART]
AAA    39.20%
AA    13.30%
A     8.80%
BBB    28.20%
Non-Rated/Investment Grade    5.40%
Non-Rated/Below Investment Grade     5.10%

+May not represent the Portfolio's current or future investments.

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

-------------------------------------------------------------------------------
FUND INFORMATION
as of September 30, 1999

Performance(5)                   Class A  Class B  Class I
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -3.42%   -4.44%   -3.53%
Five Years                         5.83     5.11     6.03
Life of Fund+                      3.88     5.67     4.60

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -8.04%   -9.02%   -3.53%
Five Years                         4.81     4.78     6.03
Life of Fund+                      3.01     5.67     4.60

+Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I:6/17/93

[MOUNTAIN CHART]

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 4/18/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,429 on 9/30/99; $11,839, including the 4.75% maximum sales charge. An investment in Class I shares on 6/30/93 at net asset value would have grown to $13,181 on 9/30/99. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.60% of the total dividends paid by the Fund from net investment income during the year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE MISSISSIPPI MUNICIPALS FUND as of September 30, 1999

INVESTMENT UPDATE
[PHOTO]
Cynthia J. Clemson
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- Mississippi's unemployment rate was 4.8% in September, down from 5.3% a year ago. The total number of unemployed in the state decreased by 9.4%. Gains in trade and services offset losses over the year in construction and transportation equipment. Historically, unemployment in the state has tended to be lower in September as jobs increase in the agriculture and education sectors.

- Valued at $4.7 billion yearly, agriculture is Mississippi's number-one industry, and employs nearly 30% of the state's workforce, either directly or indirectly.
  The top agricultural commodities are cotton, catfish, and soybeans.

- This year, Mississippi reached a record $140 billion in investment earnings, the highest ever in the state in one year. Another milestone was achieved when Standard & Poor's gave Mississippi revenue bonds a AAA rating for the first time.

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Muni yields were dramatically higher in the first half of 1999, so we focused on identifying bonds or specific lots of bonds that could be sold at a loss and using the proceeds to purchase more desirable bonds. This investment strategy allowed management to realize a capital loss the Fund used to offset capital gains, thereby lowering tax liability.

- With few new municipal bonds being issued this year, the Mississippi bond market was fairly quiet. Emphasis on call protection remained an important component of management's strategy. Management's effort to improve the call characteristics of issues in the Portfolio involved using secondary market generic bonds.

THE FUND
-------------------------------------------------------------------------------
- During the year ended September 30, 1999, the Fund's Class A and Class B shares had total returns of -2.37% and -3.25%, respectively.1 For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.35 on September 30, 1999 from $10.06 on September 30, 1998, and the reinvestment of $0.482 per share in tax-free income.2 For Class B, this return resulted from a decline in NAV to $9.56 from $10.30, and the reinvestment of $0.417 per share in tax-free income.2

- Based on the Fund's most recent dividends and NAVs on September 30, 1999, the distribution rates were 5.14% for Class A and 4.30% for Class B.3

- The SEC 30-day yields for Class A and B shares at September 30 were 5.60% and 4.67%, respectively.4

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
[PIE CHART]
AAA    55.90%
AA    6.00%
A     22.00%
BBB    13.30%
Non-Rated    2.80%

+May not represent the Portfolio's current or future investments.

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

-------------------------------------------------------------------------------
FUND INFORMATION
as of September 30, 1999

Performance(5)                   Class A  Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------

One Year                          -2.37%   -3.25%
Five Years                         6.12     5.60
Life of Fund+                      3.92     3.98

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -7.00%   -7.89%
Five Years                         5.10     5.28
Life of Fund+                      3.05     3.98

+Inception date: Class A: 12/7/93; Class B: 6/11/93

[MOUNTAIN CHART]

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 6/11/93. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,157 on 9/30/99; $12,064, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.66% of the total dividends paid by the Fund from net investment income during the year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE NEW YORK MUNICIPALS FUND as of September 30, 1999

INVESTMENT UPDATE
[PHOTO]
Thomas J. Fetter
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- New York state's economy made further gains in 1999, although subject to significant regional disparities. Most of the state's new jobs were created in the New York City area, with the upstate region lagging. The state's September jobless rate was 5.1%, above the national rate, but an improvement from the 5.5% level of a year ago.

- Wall Street continued to play an increasingly large role in the New York City economy. In 1998, the securities industry accounted for 19% of city residents' total earnings. Wall Street has also been a prime driver of job creation, with 9% of all jobs tied to the securities industry.

- Manufacturing remained a sore spot for the state, with continuing losses in the auto and electronics industries. However, computer manufacturing again proved an exception. Since 1992, 43,000 new jobs have been created in the computer industry.

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- With muni yields dramatically higher in the first half of 1999, management focused on identifying bonds or specific lots of bonds that could be sold at a loss and using the proceeds to purchase more desirable bonds. This investment strategy allowed management to realize a capital loss the Fund can use in the future to offset gains it might have, thereby lowering tax liability.

- With credit quality spreads remaining narrow in the first half of 1999, management took the opportunity to look for ways to increase the Portfolio's overall credit quality.

- Emphasis on call protection has remained an important component of management's strategy. Management continually strives to improve the call characteristics of issues in the Portfolio.

THE FUND
-------------------------------------------------------------------------------

- During the year ended September 30, 1999, the Fund's Class A and Class B shares had total returns of -3.63% and -4.35%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.86 on September 30, 1999 from $10.92 on September 30, 1998, and the reinvestment of $0.533 per share in tax-free income and $0.151 per share in capital gains distributions;(2) and for Class B, from a decline in NAV to $10.64 from $11.76, and the reinvestment of $0.481 per share in tax-free income and $0.151 per share in capital gains distributions.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 1999, the distribution rates were 5.38% for Class A and 4.48% for Class B.(3)

- The SEC 30-day yields for Class A and B shares at September 30 were 4.87% and 4.66%, respectively.(4)

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
[PIE CHART]
AAA    18.00%
AA    12.50%
A     37.10%
BBB    21.20%
Non-Rated/ Investment Grade    4.70%
Non-Rated/Below Investment Grade    6.50%

+May not represent the Portfolio's current or future investments.

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

-------------------------------------------------------------------------------
FUND INFORMATION
as of September 30, 1999

Performance(5)                   Class A  Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -3.63%   -4.35%
Five Years                         6.32     5.42
Life of Fund+                      5.88     6.59

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -8.17%   -8.87%
Five Years                         5.28     5.09
Life of Fund+                      4.93     6.59

+Inception date: Class A: 4/15/94; Class B: 8/30/90

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 8/30/90. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/30/94 at net asset value would have grown to $13,013 on 9/30/99; $12,913, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. Performance5 Class A Class B

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.26% of the total dividends paid by the Fund from net investment income during the year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE OHIO MUNICIPALS FUND as of September 30, 1999

INVESTMENT UPDATE
[PHOTO]
Thomas J. Fetter
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The Ohio economy remained robust in 1999 and continued to generate strong job growth. Over the past year, the number of employed Ohioans has increased by nearly 200,000, with the total labor force reaching a new high. The state's September jobless rate was 4.3%, unchanged from a year earlier.

- Despite the rise in interest rates during the year, Ohio's manufacturing sector posted impressive gains amid strong domestic demand for durable goods and a brightening trade picture due to improving Asian economies.

- The Greater Cincinnati area remains an increasingly important, regional financial services center. In the most recent expansion, Fifth Third Bancorp unveiled plans to build a new operations center in Madisonville. The new facility will house 2,000 employees and will be backed, in part, by state and city tax abatements.

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Management has continued to be very selective regarding credits in the healthcare sector, considering how competitive the industry has become. While approximately 15% of the Portfolio is invested in uninsured healthcare issues, this is a low percentage relative to the supply of healthcare bonds issued.

- With muni yields moving higher in the first half of 1999, we focused on identifying bonds or specific lots of bonds that could be sold at a loss and using the proceeds to purchase more desirable bonds. This investment strategy allowed us to realize a capital loss that can be used in the future to offset capital gains, thereby lowering tax liability.

- Call protection was an important component of management's strategy. Management continually strives to improve the call characteristics of the Portfolio.

THE FUND
-------------------------------------------------------------------------------
- During the year ended September 30, 1999, the Fund's Class A and Class B shares had total returns of -2.31% and -3.21%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.12 on September 30, 1999 from $9.93 on September 30, 1998, and the reinvestment of $0.513 per share in tax-free income and $0.083 in capital gains distributions.(2) For Class B, this return resulted from a decline in NAV to $10.29 from $11.21, and the reinvestment of $0.495 per share in tax-free income and $0.083 in capital gains distributions.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 1999, the distribution rates were 5.63% for Class A and 4.81% for Class B.(3)

- The SEC 30-day yields for Class A and B shares at September 30 were 5.12% and 4.54%, respectively.(4)

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
[PIE CHART]
AAA    33.00%
AA    18.90%
A     15.90%
BBB    11.40%
BB     4.50%
Non-Rated/Investment Grade    9.10%
Non-Rated/Below Investment Grade    7.20%

+May not represent the Portfolio's current or future investments.


(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
   (annualized) by the net asset value (NAV). (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

-------------------------------------------------------------------------------
FUND INFORMATION
as of September 30, 1999

Performance(5)                    Class A  Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -2.31%   -3.21%
Five Years                         5.99     5.35
Life of Fund+                      3.87     5.82

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -6.99%   -7.80%
Five Years                         4.96     5.02
Life of Fund+                      3.01     5.82

+Inception date: Class A: 12/7/93; Class B: 4/18/91

[MOUNTAIN CHART]

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 4/18/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,129 on 9/30/99; $12,038, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.98% of the total dividends paid by the Fund from net investment income during the year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE RHODE ISLAND MUNICIPALS FUND as of September 30, 1999

INVESTMENT UPDATE
[PHOTO]
Robert B. MacIntosh
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Rhode Island's seasonally adjusted unemployment rate was a low 3.8% in September, an improvement of 1.0% from a year earlier. Most of the job growth during the year was in the services group, with increases occuring in every component industry. The state also recorded a seasonal uptick in manufacturing employment.

- Final employment data for 1998 made available earlier this year indicated that 79% of Rhode Island's economy was in the service-producing sector, including transportation, wholesale and retail trade, finance, insurance, and other services.

- The remaining 21% of jobs in Rhode Island occurred in the goods-producing sector, which includes construction and manufacturing. Jewelry is one of the state's biggest exports and employs more than 27,000 Rhode Islanders.

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- As municipal bond supply in Rhode Island is low, there tends not to be a lot of trading activity in its municipal bond issues. Therefore, to supplement the R.I. exempt bonds, management invests in several Puerto Rico issues, which are also exempt in R.I. and offer attractive structural characteristics.

- Constituting 15% of the Portfolio's investments, single-family housing was largest sector this year; we believe there is good value in this area. A very competitive healthcare environment, however, meant that only 11% of the Portfolio was in hospital credits.

- Muni yields moved higher in the first half of 1999, so management focused on identifying bonds or specific lots of bonds that could be sold at a loss. This investment strategy allowed us to realize a capital loss that can be used in the future to offset capital gains, thereby lowering tax liability.

THE FUND
-------------------------------------------------------------------------------
- During the year ended September 30, 1999, the Fund's Class A and Class B shares had total returns of -4.16% and -4.92%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.07 on September 30, 1999 from $9.94 on September 30, 1998, and the reinvestment of $0.472 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.28 from $10.17, and the reinvestment of $0.406 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 1999, the distribution rates were 5.17% for Class A and 4.33% for Class B.(3)

- The SEC 30-day yields for Class A and B shares at September 30 were 5.32% and 4.83%, respectively.(4)

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
[PIE CHART]
AAA    55.80%
AA    17.50%
A     9.90%
BBB    15.90%
Non-Rated/Investment Grade    0.90%

+May not represent the Portfolio's current or future investments.

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
   (annualized) by the net asset value (NAV). (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

-------------------------------------------------------------------------------
FUND INFORMATION
as of September 30, 1999

Performance(5)                   Class A  Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -4.16%   -4.92%
Five Years                         5.46     5.11
Life of Fund+                      3.32     3.58

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -8.76%   -9.48%
Five Years                         4.45     4.78
Life of Fund+                      2.46     3.58

+Inception date: Class A: 12/7/93; Class B: 6/11/93

[MOUNTAIN CHART]

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 6/11/93. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,819 on 9/30/99; $12,719, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.50% of the total dividends paid by the Fund from net investment income during the year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE WEST VIRGINIA MUNICIPALS FUND as of September 30, 1999

INVESTMENT UPDATE
[PHOTO]
Timothy T. Browse
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- For the year ended August 31, the unemployment rate in West Virginia declined from 6.7% to 6.4%. While well above the national average, the figure represents a significantly improved labor picture in the state. In addition, hourly and weekly average earnings rose from the previous August.

- In the first six months of 1999, more than $305 million in total capital investment was allocated for new business projects in the state. Sixty-two companies announced the creation of over 5,600 new jobs, surpassing the job creation record set in the first six months of 1998.

- Among the new facilities, or expansion of existing facilities:United Airlines opened its second customer service call center in the state; aerospace giant Pratt & Whitney expanded its Bridgeport operation; and Ralph Lauren Childrenswear broke ground on its new distribution center.

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Because West Virginia is a low-supply state, there is not a lot of trading activity in its municipal bond issues. To supplement its holdings, the Portfolio owns a number of bonds issued by Puerto Rico, which are also exempt in W.V. and offer such characteristics as good liquidity and attractive coupon structure.

- Management focused on the investment strategy of executing tax-loss swaps. This allowed management to realize a capital loss the Fund can use in the future to offset gains it might have, thereby lowering tax liability.

- Emphasis on call protection has remained an important component of management's strategy. Management continually strives to improve the call characteristics of issues in the Portfolio.

THE FUND
-------------------------------------------------------------------------------
- During the year ended September 30, 1999, the Fund's Class A and Class B shares had total returns of -3.55% and -4.40%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.29 on September 30, 1999 from $10.12 on September 30, 1998, and the reinvestment of $0.485 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.47 from $10.32, and the reinvestment of $0.411 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 1999, the distribution rates were 5.22% for Class A and 4.34% for Class B.(3)

- The SEC 30-day yields for Class A and B shares at September 30 were 5.67% and 5.21%, respectively.(4)

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
[PIE CHART]
AAA    64.50%
A     13.50%
BBB    15.00%
Non-Rated     7.00%

+May not represent the Portfolio's current or future investments.

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
   (annualized) by the net asset value (NAV). (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

-------------------------------------------------------------------------------
FUND INFORMATION
as of September 30, 1999

Performance(5)                   Class A  Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -3.55%   -4.40%
Five Years                         5.90     5.28
Life of Fund+                      3.85     3.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -8.09%   -8.98%
Five Years                         4.87     4.95
Life of Fund+                      2.98     3.77

+Inception date: Class A: 12/13/93; Class B: 6/11/93

[MOUNTAIN CHART]

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 6/11/93. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,044 on 9/30/99; $11,952, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.89% of the total dividends paid by the Fund from net investment income during the year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE CALIFORNIA MUNICIPALS FUND, CLASS B VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX

          DATE        FUND/NAV           LMBI
----------------------------------------------
       9/30/89         $10,000        $10,000
      10/31/89         $10,077        $10,123
      11/30/89         $10,225        $10,299
      12/31/89         $10,280        $10,384
       1/31/90         $10,173        $10,335
       2/28/90         $10,294        $10,427
       3/31/90         $10,285        $10,430
       4/30/90         $10,146        $10,355
       5/31/90         $10,391        $10,581
       6/30/90         $10,482        $10,674
       7/31/90         $10,660        $10,831
       8/31/90         $10,385        $10,674
       9/30/90         $10,363        $10,680
      10/31/90         $10,538        $10,874
      11/30/90         $10,774        $11,092
      12/31/90         $10,794        $11,140
       1/31/91         $10,940        $11,290
       2/28/91         $10,979        $11,388
       3/31/91         $10,945        $11,392
       4/30/91         $11,097        $11,545
       5/31/91         $11,178        $11,647
       6/30/91         $11,131        $11,636
       7/31/91         $11,266        $11,777
       8/31/91         $11,385        $11,932
       9/30/91         $11,564        $12,088
      10/31/91         $11,669        $12,197
      11/30/91         $11,614        $12,231
      12/31/91         $11,805        $12,493
       1/31/92         $11,747        $12,522
       2/28/92         $11,781        $12,526
       3/31/92         $11,752        $12,530
       4/30/92         $11,861        $12,642
       5/31/92         $11,994        $12,791
       6/30/92         $12,203        $13,005
       7/31/92         $12,557        $13,395
       8/31/92         $12,345        $13,265
       9/30/92         $12,381        $13,351
      10/31/92         $12,038        $13,220
      11/30/92         $12,341        $13,457
      12/31/92         $12,526        $13,594
       1/31/93         $12,681        $13,753
       2/28/93         $13,220        $14,250

       3/31/93         $13,024        $14,099
       4/30/93         $13,166        $14,241
       5/31/93         $13,209        $14,321
       6/30/93         $13,400        $14,561
       7/31/93         $13,373        $14,580
       8/31/93         $13,715        $14,883
       9/30/93         $13,856        $15,053
      10/31/93         $13,853        $15,082
      11/30/93         $13,693        $14,949
      12/31/93         $13,960        $15,264
       1/31/94         $14,110        $15,439
       2/28/94         $13,735        $15,039
       3/31/94         $13,095        $14,426
       4/30/94         $13,090        $14,549
       5/31/94         $13,156        $14,675
       6/30/94         $13,023        $14,589
       7/31/94         $13,253        $14,853
       8/31/94         $13,304        $14,904
       9/30/94         $13,102        $14,685
      10/31/94         $12,802        $14,425
      11/30/94         $12,467        $14,164
      12/31/94         $12,691        $14,475
       1/31/95         $13,145        $14,889
       2/28/95         $13,583        $15,322
       3/31/95         $13,740        $15,498
       4/30/95         $13,715        $15,517
       5/31/95         $14,169        $16,012
       6/30/95         $13,888        $15,872
       7/31/95         $13,966        $16,022
       8/31/95         $14,070        $16,225
       9/30/95         $14,189        $16,328
      10/31/95         $14,491        $16,565
      11/30/95         $14,823        $16,840
      12/31/95         $15,034        $17,002
       1/31/96         $15,080        $17,130
       2/28/96         $14,941        $17,015
       3/31/96         $14,676        $16,797
       4/30/96         $14,598        $16,750
       5/31/96         $14,596        $16,743
       6/30/96         $14,724        $16,926
       7/31/96         $14,890        $17,079
       8/31/96         $14,888        $17,075
       9/30/96         $15,110        $17,314
      10/31/96         $15,232        $17,509
      11/30/96         $15,534        $17,830
      12/31/96         $15,437        $17,755

       1/31/97         $15,499        $17,789
       2/28/97         $15,681        $17,952
       3/31/97         $15,444        $17,712
       4/30/97         $15,600        $17,861
       5/31/97         $15,824        $18,130
       6/30/97         $16,036        $18,323
       7/31/97         $16,556        $18,830
       8/31/97         $16,339        $18,654
       9/30/97         $16,618        $18,875
      10/31/97         $16,696        $18,997
      11/30/97         $16,815        $19,108
      12/31/97         $17,107        $19,387
       1/31/98         $17,271        $19,587
       2/28/98         $17,272        $19,593
       3/31/98         $17,277        $19,610
       4/30/98         $17,102        $19,522
       5/31/98         $17,404        $19,831
       6/30/98         $17,434        $19,909
       7/31/98         $17,446        $19,959
       8/31/98         $17,827        $20,267
       9/30/98         $18,080        $20,520
      10/31/98         $17,950        $20,519
      11/30/98         $18,015        $20,591
      12/31/98         $18,021        $20,643
       1/31/99         $18,207        $20,889
       2/28/99         $18,096        $20,798
       3/31/99         $18,134        $20,826
       4/30/99         $18,161        $20,878
       5/31/99         $18,020        $20,757
       6/30/99         $17,622        $20,459
       7/31/99         $17,621        $20,533
       8/31/99         $17,339        $20,368
       9/30/99         $17,267        $20,379

EATON VANCE FLORIDA MUNICIPALS FUND, CLASS B VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX

          DATE        FUND/NAV           LMBI
-----------------------------------------------
       8/31/90         $10,000        $10,000
       9/30/90          $9,990        $10,006
      10/31/90         $10,127        $10,187
      11/30/90         $10,429        $10,392
      12/31/90         $10,482        $10,437
       1/31/91         $10,622        $10,577
       2/28/91         $10,704        $10,670
       3/31/91         $10,698        $10,673
       4/30/91         $10,864        $10,816
       5/31/91         $10,988        $10,912
       6/30/91         $10,899        $10,901
       7/31/91         $11,094        $11,034
       8/31/91         $11,241        $11,179
       9/30/91         $11,434        $11,325
      10/31/91         $11,536        $11,427
      11/30/91         $11,522        $11,459
      12/31/91         $11,886        $11,704
       1/31/92         $11,814        $11,731
       2/28/92         $11,817        $11,735
       3/31/92         $11,784        $11,739
       4/30/92         $11,911        $11,844
       5/31/92         $12,117        $11,983
       6/30/92         $12,360        $12,184
       7/31/92         $12,816        $12,550
       8/31/92         $12,497        $12,427
       9/30/92         $12,510        $12,509
      10/31/92         $12,204        $12,386
      11/30/92         $12,661        $12,608
      12/31/92         $12,843        $12,736
       1/31/93         $12,967        $12,884
       2/28/93         $13,604        $13,350
       3/31/93         $13,352        $13,209
       4/30/93         $13,536        $13,342
       5/31/93         $13,627        $13,417
       6/30/93         $13,870        $13,642
       7/31/93         $13,860        $13,659
       8/31/93         $14,183        $13,944
       9/30/93         $14,368        $14,103
      10/31/93         $14,380        $14,130
      11/30/93         $14,122        $14,005
      12/31/93         $14,494        $14,301
       1/31/94         $14,688        $14,464

       2/28/94         $14,191        $14,090
       3/31/94         $13,423        $13,516
       4/30/94         $13,487        $13,630
       5/31/94         $13,565        $13,748
       6/30/94         $13,446        $13,668
       7/31/94         $13,717        $13,915
       8/31/94         $13,718        $13,963
       9/30/94         $13,457        $13,758
      10/31/94         $13,091        $13,514
      11/30/94         $12,772        $13,269
      12/31/94         $13,187        $13,562
       1/31/95         $13,647        $13,949
       2/28/95         $14,160        $14,355
       3/31/95         $14,267        $14,520
       4/30/95         $14,276        $14,537
       5/31/95         $14,655        $15,001
       6/30/95         $14,389        $14,870
       7/31/95         $14,479        $15,011
       8/31/95         $14,605        $15,201
       9/30/95         $14,789        $15,297
      10/31/95         $15,056        $15,519
      11/30/95         $15,407        $15,777
      12/31/95         $15,619        $15,929
       1/31/96         $15,681        $16,049
       2/28/96         $15,460        $15,941
       3/31/96         $15,209        $15,737
       4/30/96         $15,158        $15,692
       5/31/96         $15,103        $15,686
       6/30/96         $15,254        $15,857
       7/31/96         $15,439        $16,001
       8/31/96         $15,356        $15,997
       9/30/96         $15,592        $16,221
      10/31/96         $15,694        $16,404
      11/30/96         $15,945        $16,705
      12/31/96         $15,862        $16,634
       1/31/97         $15,865        $16,666
       2/28/97         $15,977        $16,819
       3/31/97         $15,722        $16,594
       4/30/97         $15,797        $16,733
       5/31/97         $15,947        $16,985
       6/30/97         $16,162        $17,166
       7/31/97         $16,627        $17,642
       8/31/97         $16,358        $17,476
       9/30/97         $16,511        $17,683
      10/31/97         $16,678        $17,797
      11/30/97         $16,791        $17,902

      12/31/97         $17,077        $18,163
       1/31/98         $17,308        $18,351
       2/28/98         $17,314        $18,356
       3/31/98         $17,337        $18,372
       4/30/98         $17,194        $18,290
       5/31/98         $17,518        $18,579
       6/30/98         $17,579        $18,652
       7/31/98         $17,592        $18,699
       8/31/98         $17,863        $18,988
       9/30/98         $18,047        $19,224
      10/31/98         $17,964        $19,224
      11/30/98         $18,027        $19,291
      12/31/98         $18,005        $19,340
       1/31/99         $18,179        $19,570
       2/28/99         $18,098        $19,485
       3/31/99         $18,040        $19,512
       4/30/99         $18,086        $19,560
       5/31/99         $17,972        $19,447
       6/30/99         $17,690        $19,167
       7/31/99         $17,620        $19,237
       8/31/99         $17,293        $19,083
       9/30/99         $17,174        $19,091

EATON VANCE MASSACHUSETTS MUNICIPALS FUND, CLASS B VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX

          DATE        FUND/NAV           LMBI
------------------------------------------------
       4/30/91         $10,000        $10,000
       5/31/91         $10,040        $10,089
       6/30/91         $10,063        $10,079
       7/31/91         $10,248        $10,202
       8/31/91         $10,410        $10,336
       9/30/91         $10,544        $10,471
      10/31/91         $10,662        $10,565
      11/30/91         $10,669        $10,594
      12/31/91         $10,985        $10,822
       1/31/92         $11,011        $10,846
       2/28/92         $11,025        $10,850
       3/31/92         $11,004        $10,854
       4/30/92         $11,095        $10,951
       5/31/92         $11,250        $11,080
       6/30/92         $11,483        $11,265
       7/31/92         $11,889        $11,603
       8/31/92         $11,657        $11,490
       9/30/92         $11,690        $11,565
      10/31/92         $11,417        $11,451
      11/30/92         $11,744        $11,657
      12/31/92         $11,877        $11,776
       1/31/93         $12,005        $11,913
       2/28/93         $12,487        $12,343
       3/31/93         $12,325        $12,213
       4/30/93         $12,488        $12,336
       5/31/93         $12,562        $12,405
       6/30/93         $12,757        $12,613
       7/31/93         $12,736        $12,629
       8/31/93         $13,020        $12,892
       9/30/93         $13,172        $13,039
      10/31/93         $13,183        $13,064
      11/30/93         $13,031        $12,949
      12/31/93         $13,308        $13,222
       1/31/94         $13,444        $13,373
       2/28/94         $13,115        $13,027
       3/31/94         $12,445        $12,496
       4/30/94         $12,409        $12,602
       5/31/94         $12,519        $12,711
       6/30/94         $12,406        $12,637
       7/31/94         $12,625        $12,866
       8/31/94         $12,675        $12,910
       9/30/94         $12,439        $12,721

      10/31/94         $12,116        $12,495
      11/30/94         $11,736        $12,269
      12/31/94         $12,092        $12,539
       1/31/95         $12,542        $12,897
       2/28/95         $12,940        $13,272
       3/31/95         $13,054        $13,425
       4/30/95         $13,037        $13,441
       5/31/95         $13,384        $13,870
       6/30/95         $13,143        $13,748
       7/31/95         $13,215        $13,878
       8/31/95         $13,387        $14,055
       9/30/95         $13,481        $14,143
      10/31/95         $13,721        $14,349
      11/30/95         $14,000        $14,587
      12/31/95         $14,187        $14,727
       1/31/96         $14,218        $14,839
       2/28/96         $14,046        $14,738
       3/31/96         $13,845        $14,550
       4/30/96         $13,808        $14,509
       5/31/96         $13,823        $14,503
       6/30/96         $13,951        $14,661
       7/31/96         $14,057        $14,794
       8/31/96         $14,031        $14,791
       9/30/96         $14,227        $14,997
      10/31/96         $14,308        $15,167
      11/30/96         $14,560        $15,445
      12/31/96         $14,479        $15,380
       1/31/97         $14,507        $15,409
       2/28/97         $14,627        $15,550
       3/31/97         $14,438        $15,343
       4/30/97         $14,563        $15,471
       5/31/97         $14,761        $15,704
       6/30/97         $14,935        $15,871
       7/31/97         $15,376        $16,311
       8/31/97         $15,220        $16,158
       9/30/97         $15,424        $16,350
      10/31/97         $15,525        $16,455
      11/30/97         $15,617        $16,552
      12/31/97         $15,875        $16,793
       1/31/98         $16,022        $16,966
       2/28/98         $16,072        $16,972
       3/31/98         $16,066        $16,987
       4/30/98         $15,932        $16,910
       5/31/98         $16,184        $17,178
       6/30/98         $16,230        $17,245
       7/31/98         $16,245        $17,289

       8/31/98         $16,506        $17,556
       9/30/98         $16,699        $17,775
      10/31/98         $16,637        $17,774
      11/30/98         $16,699        $17,836
      12/31/98         $16,710        $17,881
       1/31/99         $16,878        $18,094
       2/28/99         $16,742        $18,015
       3/31/99         $16,733        $18,040
       4/30/99         $16,763        $18,085
       5/31/99         $16,624        $17,980
       6/30/99         $16,370        $17,721
       7/31/99         $16,351        $17,786
       8/31/99         $16,055        $17,643
       9/30/99         $15,957        $17,651

EATON VANCE MISSISSIPPI MUNICIPALS FUND, CLASS B VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX

          DATE        FUND/NAV           LMBI
----------------------------------------------
       6/30/93         $10,000        $10,000
       7/31/93          $9,950        $10,013
       8/31/93         $10,249        $10,221
       9/30/93         $10,385        $10,338
      10/31/93         $10,369        $10,358
      11/30/93         $10,244        $10,266
      12/31/93         $10,522        $10,483
       1/31/94         $10,644        $10,603
       2/28/94         $10,295        $10,328
       3/31/94          $9,640         $9,908
       4/30/94          $9,717         $9,992
       5/31/94          $9,816        $10,078
       6/30/94          $9,733        $10,020
       7/31/94          $9,925        $10,200
       8/31/94          $9,919        $10,236
       9/30/94          $9,741        $10,086
      10/31/94          $9,500         $9,907
      11/30/94          $9,254         $9,727
      12/31/94          $9,477         $9,941
       1/31/95          $9,835        $10,226
       2/28/95         $10,214        $10,523
       3/31/95         $10,296        $10,644
       4/30/95         $10,274        $10,656
       5/31/95         $10,577        $10,996
       6/30/95         $10,408        $10,900
       7/31/95         $10,474        $11,003
       8/31/95         $10,593        $11,143
       9/30/95         $10,658        $11,214
      10/31/95         $10,857        $11,377
      11/30/95         $11,103        $11,566
      12/31/95         $11,235        $11,677
       1/31/96         $11,290        $11,765
       2/28/96         $11,150        $11,685
       3/31/96         $10,950        $11,536
       4/30/96         $10,913        $11,503
       5/31/96         $10,932        $11,499
       6/30/96         $11,047        $11,624
       7/31/96         $11,145        $11,729
       8/31/96         $11,141        $11,727
       9/30/96         $11,315        $11,891
      10/31/96         $11,402        $12,025
      11/30/96         $11,588        $12,245

      12/31/96         $11,537        $12,194
       1/31/97         $11,616        $12,217
       2/28/97         $11,736        $12,329
       3/31/97         $11,583        $12,164
       4/30/97         $11,661        $12,266
       5/31/97         $11,825        $12,451
       6/30/97         $11,956        $12,584
       7/31/97         $12,279        $12,932
       8/31/97         $12,177        $12,811
       9/30/97         $12,271        $12,963
      10/31/97         $12,326        $13,046
      11/30/97         $12,386        $13,123
      12/31/97         $12,588        $13,315
       1/31/98         $12,707        $13,452
       2/28/98         $12,705        $13,456
       3/31/98         $12,720        $13,468
       4/30/98         $12,638        $13,407
       5/31/98         $12,833        $13,619
       6/30/98         $12,841        $13,673
       7/31/98         $12,860        $13,707
       8/31/98         $13,050        $13,919
       9/30/98         $13,222        $14,092
      10/31/98         $13,164        $14,092
      11/30/98         $13,199        $14,142
      12/31/98         $13,230        $14,177
       1/31/99         $13,368        $14,346
       2/28/99         $13,285        $14,283
       3/31/99         $13,246        $14,303
       4/30/99         $13,292        $14,338
       5/31/99         $13,221        $14,255
       6/30/99         $12,987        $14,050
       7/31/99         $13,005        $14,102
       8/31/99         $12,840        $13,988
       9/30/99         $12,792        $13,994

EATON VANCE NEW YORK MUNICIPALS FUND, CLASS B VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX

          DATE        FUND/NAV           LMBI
----------------------------------------------
       8/31/90         $10,000        $10,000
       9/30/90          $9,950        $10,006
      10/31/90         $10,075        $10,187
      11/30/90         $10,337        $10,392
      12/31/90         $10,369        $10,437
       1/31/91         $10,519        $10,577
       2/28/91         $10,560        $10,670
       3/31/91         $10,605        $10,673
       4/30/91         $10,792        $10,816
       5/31/91         $10,863        $10,912
       6/30/91         $10,837        $10,901
       7/31/91         $11,073        $11,034
       8/31/91         $11,274        $11,179
       9/30/91         $11,500        $11,325
      10/31/91         $11,634        $11,427
      11/30/91         $11,611        $11,459
      12/31/91         $11,883        $11,704
       1/31/92         $11,682        $11,731
       2/28/92         $11,742        $11,735
       3/31/92         $11,777        $11,739
       4/30/92         $11,951        $11,844
       5/31/92         $12,148        $11,983
       6/30/92         $12,450        $12,184
       7/31/92         $12,978        $12,550
       8/31/92         $12,683        $12,427
       9/30/92         $12,697        $12,509
      10/31/92         $12,392        $12,386
      11/30/92         $12,805        $12,608
      12/31/92         $12,977        $12,736
       1/31/93         $13,149        $12,884
       2/28/93         $13,762        $13,350
       3/31/93         $13,559        $13,209
       4/30/93         $13,720        $13,342
       5/31/93         $13,836        $13,417
       6/30/93         $14,066        $13,642
       7/31/93         $14,069        $13,659
       8/31/93         $14,381        $13,944
       9/30/93         $14,542        $14,103
      10/31/93         $14,556        $14,130
      11/30/93         $14,363        $14,005
      12/31/93         $14,732        $14,301
       1/31/94         $14,866        $14,464

       2/28/94         $14,420        $14,090
       3/31/94         $13,678        $13,516
       4/30/94         $13,732        $13,630
       5/31/94         $13,877        $13,748
       6/30/94         $13,721        $13,668
       7/31/94         $13,968        $13,915
       8/31/94         $14,036        $13,963
       9/30/94         $13,725        $13,758
      10/31/94         $13,360        $13,514
      11/30/94         $12,897        $13,269
      12/31/94         $13,354        $13,562
       1/31/95         $13,805        $13,949
       2/28/95         $14,294        $14,355
       3/31/95         $14,444        $14,520
       4/30/95         $14,441        $14,537
       5/31/95         $14,864        $15,001
       6/30/95         $14,613        $14,870
       7/31/95         $14,732        $15,011
       8/31/95         $14,916        $15,201
       9/30/95         $14,991        $15,297
      10/31/95         $15,275        $15,519
      11/30/95         $15,586        $15,777
      12/31/95         $15,744        $15,929
       1/31/96         $15,808        $16,049
       2/28/96         $15,630        $15,941
       3/31/96         $15,393        $15,737
       4/30/96         $15,372        $15,692
       5/31/96         $15,361        $15,686
       6/30/96         $15,528        $15,857
       7/31/96         $15,657        $16,001
       8/31/96         $15,617        $15,997
       9/30/96         $15,870        $16,221
      10/31/96         $15,973        $16,404
      11/30/96         $16,241        $16,705
      12/31/96         $16,158        $16,634
       1/31/97         $16,147        $16,666
       2/28/97         $16,334        $16,819
       3/31/97         $16,138        $16,594
       4/30/97         $16,272        $16,733
       5/31/97         $16,529        $16,985
       6/30/97         $16,684        $17,166
       7/31/97         $17,212        $17,642
       8/31/97         $17,005        $17,476
       9/30/97         $17,176        $17,683
      10/31/97         $17,240        $17,797
      11/30/97         $17,341        $17,902

      12/31/97         $17,661        $18,163
       1/31/98         $17,834        $18,351
       2/28/98         $17,874        $18,356
       3/31/98         $17,870        $18,372
       4/30/98         $17,670        $18,290
       5/31/98         $18,016        $18,579
       6/30/98         $18,098        $18,652
       7/31/98         $18,101        $18,699
       8/31/98         $18,442        $18,988
       9/30/98         $18,681        $19,224
      10/31/98         $18,569        $19,224
      11/30/98         $18,637        $19,291
      12/31/98         $18,669        $19,340
       1/31/99         $18,867        $19,570
       2/28/99         $18,739        $19,485
       3/31/99         $18,715        $19,512
       4/30/99         $18,765        $19,560
       5/31/99         $18,570        $19,447
       6/30/99         $18,235        $19,167
       7/31/99         $18,233        $19,237
       8/31/99         $17,937        $19,083
       9/30/99         $17,868        $19,091

EATON VANCE OHIO MUNICIPALS FUND, CLASS B VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX

          DATE        FUND/NAV           LMBI
----------------------------------------------
       4/30/91         $10,000        $10,000
       5/31/91         $10,030        $10,089
       6/30/91         $10,007        $10,079
       7/31/91         $10,200        $10,202
       8/31/91         $10,337        $10,336
       9/30/91         $10,488        $10,471
      10/31/91         $10,592        $10,565
      11/30/91         $10,597        $10,594
      12/31/91         $10,872        $10,822
       1/31/92         $10,875        $10,846
       2/28/92         $10,886        $10,850
       3/31/92         $10,852        $10,854
       4/30/92         $10,940        $10,951
       5/31/92         $11,103        $11,080
       6/30/92         $11,312        $11,265
       7/31/92         $11,716        $11,603
       8/31/92         $11,506        $11,490
       9/30/92         $11,550        $11,565
      10/31/92         $11,266        $11,451
      11/30/92         $11,625        $11,657
      12/31/92         $11,773        $11,776
       1/31/93         $11,910        $11,913
       2/28/93         $12,388        $12,343
       3/31/93         $12,214        $12,213
       4/30/93         $12,363        $12,336
       5/31/93         $12,469        $12,405
       6/30/93         $12,684        $12,613
       7/31/93         $12,672        $12,629
       8/31/93         $12,976        $12,892
       9/30/93         $13,137        $13,039
      10/31/93         $13,147        $13,064
      11/30/93         $12,984        $12,949
      12/31/93         $13,294        $13,222
       1/31/94         $13,440        $13,373
       2/28/94         $13,042        $13,027
       3/31/94         $12,327        $12,496
       4/30/94         $12,385        $12,602
       5/31/94         $12,517        $12,711
       6/30/94         $12,402        $12,637
       7/31/94         $12,655        $12,866
       8/31/94         $12,678        $12,910
       9/30/94         $12,429        $12,721

      10/31/94         $12,082        $12,495
      11/30/94         $11,741        $12,269
      12/31/94         $12,104        $12,539
       1/31/95         $12,560        $12,897
       2/28/95         $12,990        $13,272
       3/31/95         $13,089        $13,425
       4/30/95         $13,082        $13,441
       5/31/95         $13,487        $13,870
       6/30/95         $13,298        $13,748
       7/31/95         $13,380        $13,878
       8/31/95         $13,548        $14,055
       9/30/95         $13,639        $14,143
      10/31/95         $13,874        $14,349
      11/30/95         $14,122        $14,587
      12/31/95         $14,267        $14,727
       1/31/96         $14,321        $14,839
       2/28/96         $14,163        $14,738
       3/31/96         $13,990        $14,550
       4/30/96         $13,978        $14,509
       5/31/96         $13,978        $14,503
       6/30/96         $14,117        $14,661
       7/31/96         $14,275        $14,794
       8/31/96         $14,195        $14,791
       9/30/96         $14,387        $14,997
      10/31/96         $14,521        $15,167
      11/30/96         $14,741        $15,445
      12/31/96         $14,675        $15,380
       1/31/97         $14,688        $15,409
       2/28/97         $14,819        $15,550
       3/31/97         $14,661        $15,343
       4/30/97         $14,770        $15,471
       5/31/97         $14,979        $15,704
       6/30/97         $15,094        $15,871
       7/31/97         $15,501        $16,311
       8/31/97         $15,391        $16,158
       9/30/97         $15,536        $16,350
      10/31/97         $15,651        $16,455
      11/30/97         $15,743        $16,552
      12/31/97         $15,941        $16,793
       1/31/98         $16,073        $16,966
       2/28/98         $16,080        $16,972
       3/31/98         $16,118        $16,987
       4/30/98         $16,061        $16,910
       5/31/98         $16,252        $17,178
       6/30/98         $16,298        $17,245
       7/31/98         $16,314        $17,289

       8/31/98         $16,513        $17,556
       9/30/98         $16,661        $17,775
      10/31/98         $16,617        $17,774
      11/30/98         $16,697        $17,836
      12/31/98         $16,715        $17,881
       1/31/99         $16,855        $18,094
       2/28/99         $16,784        $18,015
       3/31/99         $16,809        $18,040
       4/30/99         $16,858        $18,085
       5/31/99         $16,755        $17,980
       6/30/99         $16,507        $17,721
       7/31/99         $16,508        $17,786
       8/31/99         $16,234        $17,643
       9/30/99         $16,125        $17,651

EATON VANCE RHODE ISLAND MUNICIPALS FUND, CLASS B VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX

          DATE        FUND/NAV           LMBI
------------------------------------------------
       6/30/93         $10,000        $10,000
       7/31/93          $9,970        $10,013
       8/31/93         $10,328        $10,221
       9/30/93         $10,453        $10,338
      10/31/93         $10,406        $10,358
      11/30/93         $10,259        $10,266
      12/31/93         $10,587        $10,483
       1/31/94         $10,729        $10,603
       2/28/94         $10,297        $10,328
       3/31/94          $9,643         $9,908
       4/30/94          $9,711         $9,992
       5/31/94          $9,832        $10,078
       6/30/94          $9,740        $10,020
       7/31/94          $9,944        $10,200
       8/31/94          $9,961        $10,236
       9/30/94          $9,731        $10,086
      10/31/94          $9,458         $9,907
      11/30/94          $9,202         $9,727
      12/31/94          $9,503         $9,941
       1/31/95          $9,885        $10,226
       2/28/95         $10,200        $10,523
       3/31/95         $10,305        $10,644
       4/30/95         $10,274        $10,656
       5/31/95         $10,513        $10,996
       6/30/95         $10,290        $10,900
       7/31/95         $10,380        $11,003
       8/31/95         $10,523        $11,143
       9/30/95         $10,600        $11,214
      10/31/95         $10,802        $11,377
      11/30/95         $10,993        $11,566
      12/31/95         $11,116        $11,677
       1/31/96         $11,184        $11,765
       2/28/96         $11,045        $11,685
       3/31/96         $10,881        $11,536
       4/30/96         $10,880        $11,503
       5/31/96         $10,900        $11,499
       6/30/96         $11,005        $11,624
       7/31/96         $11,104        $11,729
       8/31/96         $11,077        $11,727
       9/30/96         $11,252        $11,891
      10/31/96         $11,341        $12,025
      11/30/96         $11,540        $12,245

      12/31/96         $11,490        $12,194
       1/31/97         $11,449        $12,217
       2/28/97         $11,557        $12,329
       3/31/97         $11,426        $12,164
       4/30/97         $11,540        $12,266
       5/31/97         $11,716        $12,451
       6/30/97         $11,834        $12,584
       7/31/97         $12,183        $12,932
       8/31/97         $12,055        $12,811
       9/30/97         $12,174        $12,963
      10/31/97         $12,230        $13,046
      11/30/97         $12,315        $13,123
      12/31/97         $12,493        $13,315
       1/31/98         $12,601        $13,452
       2/28/98         $12,611        $13,456
       3/31/98         $12,626        $13,468
       4/30/98         $12,506        $13,407
       5/31/98         $12,715        $13,619
       6/30/98         $12,736        $13,673
       7/31/98         $12,755        $13,707
       8/31/98         $12,972        $13,919
       9/30/98         $13,132        $14,092
      10/31/98         $13,059        $14,092
      11/30/98         $13,119        $14,142
      12/31/98         $13,109        $14,177
       1/31/99         $13,233        $14,346
       2/28/99         $13,136        $14,283
       3/31/99         $13,148        $14,303
       4/30/99         $13,180        $14,338
       5/31/99         $13,055        $14,255
       6/30/99         $12,845        $14,050
       7/31/99         $12,822        $14,102
       8/31/99         $12,575        $13,988
       9/30/99         $12,485        $13,994

EATON VANCE WEST VIRGINIA MUNICIPALS FUND, CLASS B VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX

         DATE         FUND/NAV            LMBI
------------------------------------------------
      6/30/93          $10,000         $10,000
      7/31/93           $9,910         $10,013
      8/31/93          $10,201         $10,221
      9/30/93          $10,347         $10,338
     10/31/93          $10,321         $10,358
     11/30/93          $10,184         $10,266
     12/31/93          $10,483         $10,483
      1/31/94          $10,614         $10,603
      2/28/94          $10,294         $10,328
      3/31/94           $9,691          $9,908
      4/30/94           $9,726          $9,992
      5/31/94           $9,835         $10,078
      6/30/94           $9,710         $10,020
      7/31/94           $9,934         $10,200
      8/31/94           $9,949         $10,236
      9/30/94           $9,761         $10,086
     10/31/94           $9,519          $9,907
     11/30/94           $9,231          $9,727
     12/31/94           $9,508          $9,941
      1/31/95           $9,844         $10,226
      2/28/95          $10,212         $10,523
      3/31/95          $10,304         $10,644
      4/30/95          $10,305         $10,656
      5/31/95          $10,607         $10,996
      6/30/95          $10,417         $10,900
      7/31/95          $10,483         $11,003
      8/31/95          $10,624         $11,143
      9/30/95          $10,678         $11,214
     10/31/95          $10,889         $11,377
     11/30/95          $11,101         $11,566
     12/31/95          $11,257         $11,677
      1/31/96          $11,301         $11,765
      2/28/96          $11,172         $11,685
      3/31/96          $10,985         $11,536
      4/30/96          $10,948         $11,503
      5/31/96          $10,956         $11,499
      6/30/96          $11,047         $11,624
      7/31/96          $11,154         $11,729
      8/31/96          $11,137         $11,727
      9/30/96          $11,321         $11,891
     10/31/96          $11,419         $12,025
     11/30/96          $11,615         $12,245

     12/31/96          $11,563         $12,194
      1/31/97          $11,557         $12,217
      2/28/97          $11,663         $12,329
      3/31/97          $11,508         $12,164
      4/30/97          $11,621         $12,266
      5/31/97          $11,783         $12,451
      6/30/97          $11,888         $12,584
      7/31/97          $12,221         $12,932
      8/31/97          $12,118         $12,811
      9/30/97          $12,247         $12,963
     10/31/97          $12,302         $13,046
     11/30/97          $12,410         $13,123
     12/31/97          $12,610         $13,315
      1/31/98          $12,728         $13,452
      2/28/98          $12,738         $13,456
      3/31/98          $12,739         $13,468
      4/30/98          $12,631         $13,407
      5/31/98          $12,837         $13,619
      6/30/98          $12,856         $13,673
      7/31/98          $12,874         $13,707
      8/31/98          $13,075         $13,919
      9/30/98          $13,207         $14,092
     10/31/98          $13,148         $14,092
     11/30/98          $13,181         $14,142
     12/31/98          $13,197         $14,177
      1/31/99          $13,320         $14,346
      2/28/99          $13,250         $14,283
      3/31/99          $13,238         $14,303
      4/30/99          $13,283         $14,338
      5/31/99          $13,160         $14,255
      6/30/99          $12,913         $14,050
      7/31/99          $12,905         $14,102
      8/31/99          $12,675         $13,988
      9/30/99          $12,627         $13,994

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                          CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $255,859,169    $346,539,818     $209,057,819       $17,361,872
   Unrealized appreciation                   14,341,009         332,434        3,219,265           438,151
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $270,200,178    $346,872,252     $212,277,084       $17,800,023
-------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $    397,844    $    176,500     $    152,397       $     2,055
-------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $270,598,022    $347,048,752     $212,429,481       $17,802,078
-------------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed           $    361,407    $  1,011,185     $    197,552       $       105
Dividends payable                               577,212         632,209          410,585            32,899
Payable to affiliate for Trustees' fees              --           1,257               --                --
Accrued expenses                                221,570         329,176          144,350            14,120
-------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $  1,160,189    $  1,973,827     $    752,487       $    47,124
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $269,437,833    $345,074,925     $211,676,994       $17,754,954
-------------------------------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------------------------------
Paid-in capital                            $272,858,160    $341,264,363     $217,159,568       $18,668,623
Accumulated net realized gain loss from
   Portfolio (computed on the basis of
   identified cost)                         (17,938,578)      3,740,559       (8,327,916)       (1,395,224)
Accumulated undistributed (distributions
   in excess of) net investment income          177,242        (262,431)        (373,923)           43,404
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          14,341,009         332,434        3,219,265           438,151
-------------------------------------------------------------------------------------------------------------
TOTAL                                      $269,437,833    $345,074,925     $211,676,994       $17,754,954
-------------------------------------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 16,674,568    $ 12,819,408     $ 15,825,266       $ 1,455,347
SHARES OUTSTANDING                            1,616,133       1,258,207        1,736,241           155,664
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      10.32    $      10.19     $       9.11       $      9.35
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                     $      10.83    $      10.70     $       9.56       $      9.82
-------------------------------------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $252,763,265    $332,255,517     $185,540,407       $16,299,607
SHARES OUTSTANDING                           26,547,646      31,859,763       18,312,342         1,704,186
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $       9.52    $      10.43     $      10.13       $      9.56
-------------------------------------------------------------------------------------------------------------
Class I Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $         --    $         --     $ 16,311,321       $        --
SHARES OUTSTANDING                                   --              --        1,098,009                --
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $         --    $         --     $       9.39       $        --
-------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                          NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $394,046,719   $214,574,321     $42,102,429        $26,970,388
   Unrealized appreciation
      (depreciation)                         8,071,369      1,889,684        (504,302)          (144,273)
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $402,118,088   $216,464,005     $41,598,127        $26,826,115
------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $     19,035   $     62,009     $     2,462        $       112
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $402,137,123   $216,526,014     $41,600,589        $26,826,227
------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $    462,163   $    296,539     $   431,724        $    33,408
Dividends payable                              744,078        439,780          73,718             46,587
Payable to affiliate for Trustees' fees             --          1,267              --              1,267
Accrued expenses                               296,470        183,546          30,213             25,155
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $  1,502,711   $    921,132     $   535,655        $   106,417
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $400,634,412   $215,604,882     $41,064,934        $26,719,810
------------------------------------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Paid-in capital                           $393,472,590   $213,852,466     $43,730,451        $28,004,767
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                           (165,469)      (346,525)     (2,105,240)        (1,104,077)
Accumulated undistributed (distributions
   in excess of) net investment income        (744,078)       209,257         (55,975)           (36,607)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of identified
   cost)                                     8,071,369      1,889,684        (504,302)          (144,273)
------------------------------------------------------------------------------------------------------------
TOTAL                                     $400,634,412   $215,604,882     $41,064,934        $26,719,810
------------------------------------------------------------------------------------------------------------
Class A Shares
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 12,683,123   $  9,203,462     $ 3,289,864        $ 1,865,594
SHARES OUTSTANDING                           1,286,392      1,009,338         362,806            200,827
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.86   $       9.12     $      9.07        $      9.29
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      10.35   $       9.57     $      9.52        $      9.75
------------------------------------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $387,951,289   $206,401,420     $37,775,070        $24,854,216
SHARES OUTSTANDING                          36,470,486     20,052,963       4,070,616          2,623,960
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.64   $      10.29     $      9.28        $      9.47
------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                          CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $ 17,309,145    $ 23,427,863     $ 13,963,691       $ 1,122,604
Expenses allocated from Portfolio            (1,592,787)     (1,954,189)      (1,180,743)          (68,081)
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $ 15,716,358    $ 21,473,674     $ 12,782,948       $ 1,054,523
-------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $      4,786    $      6,120     $      5,142       $       257
Distribution and service fees
   Class A                                       13,921          15,882           10,362             1,938
   Class B                                    1,424,847       3,739,894        1,957,141           171,052
Legal and accounting services                    16,548          16,273           16,363            13,749
Printing and postage                             24,256          28,317           22,523             2,607
Custodian fee                                    26,192           3,651           23,133             5,503
Transfer and dividend disbursing agent
   fees                                         258,687         310,982          184,779            18,344
Registration fees                                   171           6,922            6,489                85
Miscellaneous                                    17,647          23,357           16,537             1,618
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $  1,787,055    $  4,151,398     $  2,242,469       $   215,153
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 13,929,303    $ 17,322,276     $ 10,540,479       $   839,370
-------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $  2,827,671    $  8,811,395     $  2,172,180       $   206,558
   Financial futures contracts                  218,663         (74,128)         676,780            14,275
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                          $  3,046,334    $  8,737,267     $  2,848,960       $   220,833
-------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                             $(30,348,569)   $(44,899,518)    $(23,254,391)      $(1,685,908)
   Financial futures contracts                  376,199         398,880               --            22,937
-------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $(29,972,370)   $(44,500,638)    $(23,254,391)      $(1,662,971)
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(26,926,036)   $(35,763,371)    $(20,405,431)      $(1,442,138)
-------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(12,996,733)   $(18,441,095)    $ (9,864,952)      $  (602,768)
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                          NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 26,318,419   $ 14,525,314     $ 2,404,494        $ 1,663,220
Expenses allocated from Portfolio           (2,350,526)    (1,282,195)       (152,042)          (114,757)
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 23,967,893   $ 13,243,119     $ 2,252,452        $ 1,548,463
------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $      5,144   $      6,177     $       257        $     1,504
Distribution and service fees
   Class A                                      16,924          8,627           3,975              2,076
   Class B                                   4,086,612      2,167,078         380,220            265,462
Legal and accounting services                   16,479         16,888          15,080             14,134
Printing and postage                            45,855         18,842           5,229              4,594
Custodian fee                                   27,249         25,400           6,840              5,902
Transfer and dividend disbursing agent
   fees                                        358,781        195,157          35,203             25,507
Registration fees                                3,675          4,134              71                 --
Miscellaneous                                   26,198         10,997           3,288              3,754
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  4,586,917   $  2,453,300     $   450,163        $   322,933
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 19,380,976   $ 10,789,819     $ 1,802,289        $ 1,225,530
------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    224,797   $   (140,216)    $  (176,295)       $   209,043
   Financial futures contracts                (291,627)        (6,744)        134,780             58,452
------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $    (66,830)  $   (146,960)    $   (41,515)       $   267,495
------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $(39,003,852)  $(17,738,119)    $(3,915,177)       $(2,796,037)
   Financial futures contracts                 633,222        129,636              --             45,361
------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(38,370,630)  $(17,608,483)    $(3,915,177)       $(2,750,676)
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(38,437,460)  $(17,755,443)    $(3,956,692)       $(2,483,181)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(19,056,484)  $ (6,965,624)    $(2,154,403)       $(1,257,651)
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA FUND   FLORIDA FUND   MASSACHUSETTS FUND  MISSISSIPPI FUND
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 13,929,303    $   17,322,276     $ 10,540,479       $   839,370
   Net realized gain                          3,046,334         8,737,267        2,848,960           220,833
   Net change in unrealized appreciation
      (depreciation)                        (29,972,370)      (44,500,638)     (23,254,391)       (1,662,971)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(12,996,733)   $  (18,441,095)    $ (9,864,952)      $  (602,768)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (673,875)   $     (647,333)    $   (787,162)      $   (80,289)
      Class B                               (12,531,445)      (16,164,899)      (9,070,180)         (756,146)
      Class I                                        --                --         (583,125)               --
   In excess of net investment income
      Class A                                   (18,068)               --           (1,110)               --
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(13,223,388)   $  (16,812,232)    $(10,441,577)      $  (836,435)
---------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $ 10,176,447    $    7,154,899     $ 10,418,813       $   155,969
      Class B                                16,221,926        15,328,815       11,998,918         1,703,665
      Class I                                        --                --          149,838                --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   311,225           260,728          354,184            52,749
      Class B                                 5,124,488         5,557,296        4,415,774           335,333
      Class I                                        --                --           87,260                --
   Cost of shares redeemed
      Class A                                (2,140,679)       (5,168,562)      (6,857,743)         (574,250)
      Class B                               (44,902,318)      (97,432,555)     (38,273,941)       (3,026,851)
      Class I                                        --                --         (401,900)               --
   Contingent Deferred Sales Charges
      Class B                                   212,719                --               --                --
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(14,996,192)   $  (74,299,379)    $(18,108,797)      $(1,353,385)
---------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(41,216,313)   $ (109,552,706)    $(38,415,326)      $(2,792,588)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                       $310,654,146    $  454,627,631     $250,092,320       $20,547,542
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $269,437,833    $  345,074,925     $211,676,994       $17,754,954
---------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $    177,242    $     (262,431)    $   (373,923)      $    43,404
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 19,380,976   $ 10,789,819     $ 1,802,289        $ 1,225,530
   Net realized gain (loss)                    (66,830)      (146,960)        (41,515)           267,495
   Net change in unrealized appreciation
      (depreciation)                       (38,370,630)   (17,608,483)     (3,915,177)        (2,750,676)
------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(19,056,484)  $ (6,965,624)    $(2,154,403)       $(1,257,651)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (655,858)  $   (417,394)    $  (127,239)       $   (91,400)
      Class B                              (18,642,328)   (10,498,716)     (1,656,262)        (1,134,130)
   In excess of net investment income
      Class A                                     (858)            --              --             (1,694)
      Class B                                       --             --              --            (23,972)
   From net realized gain
      Class A                                 (162,192)       (57,623)             --                 --
      Class B                               (6,002,259)    (1,824,977)             --                 --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(25,463,495)  $(12,798,710)    $(1,783,501)       $(1,251,196)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $ 12,294,400   $  4,653,870     $ 1,481,209        $   489,184
      Class B                               17,698,837      9,597,881       5,679,068          1,242,913
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  459,289        192,883          72,084             64,901
      Class B                               14,114,731      6,474,876         976,983            598,864
   Cost of shares redeemed
      Class A                              (10,456,245)    (1,560,998)       (210,877)          (362,350)
      Class B                              (74,072,217)   (37,977,963)     (4,953,374)        (4,467,339)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $(39,961,205)  $(18,619,451)    $ 3,045,093        $(2,433,827)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(84,481,184)  $(38,383,785)    $  (892,811)       $(4,942,674)
------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of year                      $485,115,596   $253,988,667     $41,957,745        $31,662,484
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $400,634,412   $215,604,882     $41,064,934        $26,719,810
------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (744,078)  $    209,257     $   (55,975)       $   (36,607)
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA FUND   FLORIDA FUND   MASSACHUSETTS FUND  MISSISSIPPI FUND
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 13,359,647    $   19,468,618     $ 10,803,854       $   866,441
   Net realized gain                          5,489,144        10,921,955        5,581,339           569,757
   Net change in unrealized appreciation
      (depreciation)                          7,605,440        12,853,837        3,418,128           113,458
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 26,454,231    $   43,244,410     $ 19,803,321       $ 1,549,656
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (349,169)   $     (512,609)    $   (350,316)      $   (68,227)
      Class B                               (13,012,647)      (18,956,009)      (9,956,529)         (819,630)
      Class I                                        --                --         (497,009)               --
   In excess of net investment income
      Class A                                   (12,345)          (21,465)         (26,643)             (965)
      Class B                                  (552,883)       (1,113,013)        (340,071)               --
      Class I                                        --                --           (2,843)               --
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(13,927,044)   $  (20,603,096)    $(11,173,411)      $  (888,822)
---------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  5,371,312    $    8,306,136     $  9,591,753       $   955,390
      Class B                                16,997,546        14,487,842        9,728,032           717,755
      Class I                                        --                --        3,463,796                --
   Issued in reorganization of EV
      Traditional Municipals Funds and
      Massachusetts Municipal Bond
      Portfolio
      Class A                                 4,827,782         8,168,505        4,721,026         1,021,041
      Class I                                        --                --        8,170,080                --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   164,638           166,984          168,717            50,952
      Class B                                 5,555,712         6,921,027        4,982,510           364,499
      Class I                                        --                --           98,961                --
   Cost of shares redeemed
      Class A                                  (930,390)       (5,350,228)      (1,482,737)         (146,317)
      Class B                               (55,016,987)     (104,771,122)     (37,177,268)       (4,000,674)
      Class I                                        --                --         (640,646)               --
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS            $(23,030,387)   $  (72,070,856)    $  1,624,224       $(1,037,354)
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS      $(10,503,200)   $  (49,429,542)    $ 10,254,134       $  (376,520)
---------------------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                       $321,157,346    $  504,057,173     $239,838,186       $20,924,062
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $310,654,146    $  454,627,631     $250,092,320       $20,547,542
---------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (528,673)   $     (772,475)    $   (472,825)      $    40,469
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET ASSETS         NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 21,421,296   $ 11,771,293     $ 1,735,187        $ 1,385,164
   Net realized gain (loss)                 16,834,383      3,940,353         (61,081)           409,392
   Net change in unrealized appreciation
      (depreciation)                         3,990,621      2,570,828       1,421,267            666,665
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 42,246,300   $ 18,282,474     $ 3,095,373        $ 2,461,221
------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (487,219)  $   (280,325)    $   (91,312)       $   (89,354)
      Class B                              (20,794,773)   (11,526,840)     (1,643,506)        (1,250,905)
   In excess of net investment income
      Class A                                   (7,839)            --              --                 --
      Class B                                       --             --         (16,617)                --
   From net realized gain
      Class A                                  (24,818)            --              --                 --
      Class B                                 (930,508)            --              --                 --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(22,245,157)  $(11,807,165)    $(1,751,435)       $(1,340,259)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  3,561,941   $  3,535,313     $   494,239        $   343,079
      Class B                               17,645,544      7,298,183       5,222,931          1,494,042
   Issued in reorganization of EV
      Traditional Municipals Funds
      Class A                                8,651,176      3,163,408       1,738,315          1,777,064
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  232,114        114,570          50,150             57,360
      Class B                               12,018,774      6,026,150         946,730            644,241
   Cost of shares redeemed
      Class A                               (1,121,100)      (315,335)       (149,368)          (395,859)
      Class B                              (93,267,140)   (39,309,840)     (5,923,048)        (4,902,677)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $(52,278,691)  $(19,487,551)    $ 2,379,949        $  (982,750)
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $(32,277,548)  $(13,012,242)    $ 3,723,887        $   138,212
------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of year                      $517,393,144   $267,000,909     $38,233,858        $31,524,272
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $485,115,596   $253,988,667     $41,957,745        $31,662,484
------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $    101,243   $    335,548     $   (74,763)       $   (10,941)
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                CALIFORNIA FUND -- CLASS A
                                --------------------------
                                 YEAR ENDED SEPTEMBER 30,
                                --------------------------
                                   1999        1998(1)
----------------------------------------------------------
Net asset value -- Beginning
   of year                       $11.340       $10.900
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment income            $ 0.544       $ 0.556
Net realized and unrealized
   gain (loss)                    (1.007)        0.468
----------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                    $(0.463)      $ 1.024
----------------------------------------------------------

Less distributions
----------------------------------------------------------
From net investment income       $(0.542)      $(0.564)
In excess of net investment
   income                         (0.015)       (0.020)
----------------------------------------------------------
TOTAL DISTRIBUTIONS              $(0.557)      $(0.584)
----------------------------------------------------------

NET ASSET VALUE -- END OF YEAR   $10.320       $11.340
----------------------------------------------------------

TOTAL RETURN(2)                    (4.25)%        9.65%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of year (000's
   omitted)                      $16,675       $ 9,740
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                      0.78%         0.79%
   Expenses after custodian
      fee reduction(3)              0.76%         0.77%
   Net investment income            4.93%         5.02%
Portfolio Turnover of the
   Portfolio                          28%           16%
----------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            CALIFORNIA FUND -- CLASS B
                                ---------------------------------------------------
                                             YEAR ENDED SEPTEMBER 30,
                                ---------------------------------------------------
                                  1999      1998(1)      1997      1996      1995
-----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $10.420    $ 10.010    $9.540    $9.410    $  9.290
-----------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------
Net investment income           $0.474     $  0.431    $0.451    $0.464    $  0.475
Net realized and unrealized
   gain (loss)                  (0.934)       0.428     0.477     0.135       0.253
-----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.460 )  $  0.859    $0.928    $0.599    $  0.728
-----------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------
From net investment income      $(0.448 )  $ (0.431)   $(0.451 ) $(0.465 ) $ (0.475)
In excess of net investment
   income                           --       (0.018)   (0.007)   (0.004)     (0.016)
In excess of net realized gain      --           --        --        --      (0.117)
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.448 )  $ (0.449)   $(0.458 ) $(0.469 ) $ (0.608)
-----------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES
   CHARGES                      $0.008     $     --    $   --    $   --    $     --
-----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $9.520     $ 10.420    $10.010   $9.540    $  9.410
-----------------------------------------------------------------------------------

TOTAL RETURN(2)                  (4.50)%       8.80%     9.98%     6.49%       8.30%
-----------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $252,763   $300,914    $321,157  $361,255  $401,742
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                    1.18%        1.66%     1.69%     1.66%       1.65%
   Expenses after custodian
      fee reduction(3)            1.16%        1.64%     1.68%     1.65%       1.64%
   Net investment income          4.70%        4.25%     4.66%     4.87%       5.19%
Portfolio Turnover of the
   Portfolio                        28%          16%       12%       14%         58%
-----------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                FLORIDA FUND -- CLASS A
                                YEAR ENDED SEPTEMBER 30,
                                ------------------------
                                  1999        1998(1)
--------------------------------------------------------
Net asset value -- Beginning
   of year                       $11.150      $10.640
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income            $ 0.549      $ 0.528
Net realized and unrealized
   gain (loss)                    (0.979)       0.532
--------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                    $(0.430)     $ 1.060
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income       $(0.530)     $(0.528)
In excess of net investment
   income                             --       (0.022)
--------------------------------------------------------
TOTAL DISTRIBUTIONS              $(0.530)     $(0.550)
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR   $10.190      $11.150
--------------------------------------------------------

TOTAL RETURN(2)                    (4.02)%      10.20%
--------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------
Net assets, end of year (000's
   omitted)                      $12,818      $11,764
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                      0.75%        0.73%
   Expenses after custodian
      fee reduction(3)              0.70%        0.69%
   Net investment income            5.07%        4.82%
Portfolio Turnover of the
   Portfolio                          39%          25%
--------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              FLORIDA FUND -- CLASS B
                                             YEAR ENDED SEPTEMBER 30,
                                ---------------------------------------------------
                                  1999      1998(1)      1997      1996      1995
-----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $11.420    $ 10.900    $10.780   $10.720   $ 10.270
-----------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------
Net investment income           $0.466     $  0.447    $0.488    $0.505    $  0.514
Net realized and unrealized
   gain (loss)                  (1.001)       0.546     0.136     0.067       0.469
-----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.535 )  $  0.993    $0.624    $0.572    $  0.983
-----------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------
From net investment income      $(0.455 )  $ (0.447)   $(0.488 ) $(0.506 ) $ (0.514)
In excess of net investment
   income                           --       (0.026)   (0.016)   (0.006)     (0.019)
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.455 )  $ (0.473)   $(0.504 ) $(0.512 ) $ (0.533)
-----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $10.430    $ 11.420    $10.900   $10.780   $ 10.720
-----------------------------------------------------------------------------------

TOTAL RETURN(2)                  (4.84)%       9.30%     5.89%     5.43%       9.90%
-----------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $332,227   $442,863    $504,057  $612,438  $701,565
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                    1.58%        1.55%     1.57%     1.55%       1.54%
   Expenses after custodian
      fee reduction(3)            1.53%        1.51%     1.53%     1.52%       1.51%
   Net investment income          4.23%        4.01%     4.50%     4.67%       4.97%
Portfolio Turnover of the
   Portfolio                        39%          25%       54%       51%         61%
-----------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                MASSACHUSETTS FUND -- CLASS A
                                ------------------------------
                                   YEAR ENDED SEPTEMBER 30,
                                ------------------------------
                                   1999(1)         1998(1)
--------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.940         $ 9.620
--------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------
Net investment income              $ 0.504         $ 0.493
Net realized and unrealized
   gain (loss)                      (0.828)          0.357
--------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.324)        $ 0.850
--------------------------------------------------------------

Less distributions
--------------------------------------------------------------
From net investment income         $(0.505)        $(0.493)
In excess of net investment
   income                           (0.001)         (0.037)
--------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.506)        $(0.530)
--------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.110         $ 9.940
--------------------------------------------------------------

TOTAL RETURN(2)                      (3.42)%          9.07%
--------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $15,825         $13,282
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.70%           0.74%
   Expenses after custodian
      fee reduction(3)                0.68%           0.72%
   Net investment income              5.23%           5.04%
Portfolio Turnover of the
   Portfolio                            24%             28%
--------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            MASSACHUSETTS FUND -- CLASS B
                                ------------------------------------------------------
                                               YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------------
                                  1999(1)      1998(1)      1997      1996      1995
--------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                       $ 11.070     $ 10.690    $10.330   $10.270   $  9.990
--------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------
Net investment income            $  0.470     $  0.468    $0.487    $0.491    $  0.499
Net realized and unrealized
   gain (loss)                     (0.945)       0.396     0.360     0.066       0.307
--------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                    $ (0.475)    $  0.864    $0.847    $0.557    $  0.806
--------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------
From net investment income       $ (0.465)    $ (0.468)   $(0.487 ) $(0.492 ) $ (0.499)
In excess of net investment
   income                              --       (0.016)       --    (0.005)     (0.027)
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS              $ (0.465)    $ (0.484)   $(0.487 ) $(0.497 ) $ (0.526)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR   $ 10.130     $ 11.070    $10.690   $10.330   $ 10.270
--------------------------------------------------------------------------------------

TOTAL RETURN(2)                     (4.44)%       8.28%     8.41%     5.53%       8.38%
--------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                      $185,540     $225,371    $239,838  $267,398  $291,114
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.57%        1.60%     1.61%     1.59%       1.58%
   Expenses after custodian
      fee reduction(3)               1.55%        1.58%     1.59%     1.58%       1.56%
   Net investment income             4.37%        4.32%     4.70%     4.75%       5.00%
Portfolio Turnover of the
   Portfolio                           24%          28%       35%       51%         87%
--------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                MASSACHUSETTS FUND -- CLASS I
                                ------------------------------
                                   YEAR ENDED SEPTEMBER 30,
                                ------------------------------
                                   1999(1)         1998(1)
--------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.260         $ 9.890
--------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------
Net investment income              $ 0.528         $ 0.527
Net realized and unrealized
   gain (loss)                      (0.869)          0.373
--------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.341)        $ 0.900
--------------------------------------------------------------

Less distributions
--------------------------------------------------------------
From net investment income         $(0.529)        $(0.527)
In excess of net investment
   income                               --          (0.003)
--------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.529)        $(0.530)
--------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.390         $10.260
--------------------------------------------------------------

TOTAL RETURN(2)                      (3.53)%          9.34%
--------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $10,311         $11,439
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        0.64%           0.66%
   Expenses after custodian
      fee reduction(3)                0.62%           0.64%
   Net investment income              5.30%           5.24%
Portfolio Turnover of the
   Portfolio                            24%             28%
--------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                MISSISSIPPI FUND -- CLASS A
                                ----------------------------
                                  YEAR ENDED SEPTEMBER 30,
                                ----------------------------
                                    1999(1)         1998
------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.060        $ 9.740
------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------
Net investment income               $ 0.487        $ 0.474
Net realized and unrealized
   gain (loss)                       (0.715)         0.331
------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(0.228)       $ 0.805
------------------------------------------------------------

Less distributions
------------------------------------------------------------
From net investment income          $(0.482)       $(0.478)
In excess of net investment
   income                                --         (0.007)
------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.482)       $(0.485)
------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.350        $10.060
------------------------------------------------------------

TOTAL RETURN(2)                       (2.37)%         8.47%
------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,455        $ 1,932
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                     0.70%          0.72%
   Net expenses after
      custodian fee
      reduction(3)                     0.68%          0.70%
   Net investment income               4.97%          4.77%
Portfolio Turnover of the
   Portfolio                             16%            17%
------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          MISSISSIPPI FUND -- CLASS B
                                -----------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,
                                -----------------------------------------------
                                  1999(1)     1998     1997     1996     1995
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.300    $9.970   $9.610   $9.480   $ 9.110
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income             $ 0.417    $0.419   $0.433   $0.451   $ 0.449
Net realized and unrealized
   gain (loss)                     (0.741)   0.337    0.362    0.122      0.379
-------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.324)   $0.756   $0.795   $0.573   $ 0.828
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income        $(0.416)   $(0.426) $(0.435) $(0.443) $(0.449)
In excess of net investment
   income                              --      --       --       --      (0.009)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.416)   $(0.426) $(0.435) $(0.443) $(0.458)
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.560    $10.300  $9.970   $9.610   $ 9.480
-------------------------------------------------------------------------------

TOTAL RETURN(2)                     (3.25)%  7.75%    8.45%    6.17%       9.40%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $16,300    $18,615  $20,924  $23,862  $26,756
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                   1.51%   1.50%    1.60%    1.44%       1.36%
   Net expenses after
      custodian fee
      reduction(3)                   1.49%   1.48%    1.59%    1.41%       1.33%
   Net investment income             4.16%   4.12%    4.39%    4.64%       4.89%
Portfolio Turnover of the
   Portfolio                           16%     17%       6%      12%         52%
-------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment
   Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                 1.55%       1.49%
   Expenses after custodian
      fee reduction(3)                                         1.52%       1.46%
   Net investment income                                       4.53%%      4.76%
Net investment income per
   share                                                       $0.440   $ 0.437
-------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                NEW YORK FUND -- CLASS A
                                ------------------------
                                YEAR ENDED SEPTEMBER 30,
                                ------------------------
                                  1999(1)      1998(1)
--------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.920      $10.510
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income             $ 0.532      $ 0.538
Net realized and unrealized
   gain (loss)                     (0.907)       0.446
--------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.375)     $ 0.984
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income        $(0.533)     $(0.538)
In excess of net investment
   income                          (0.001)      (0.013)
From net realized gain             (0.151)      (0.023)
--------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.685)     $(0.574)
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.860      $10.920
--------------------------------------------------------

TOTAL RETURN(2)                     (3.63)%       9.62%
--------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $12,683      $11,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.77%        0.77%
   Expenses after custodian
      fee reduction(3)               0.76%        0.75%
   Net investment income             5.09%        5.03%
Portfolio Turnover of the
   Portfolio                           41%          55%
--------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               NEW YORK FUND -- CLASS B
                                ------------------------------------------------------
                                               YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------------
                                  1999(1)      1998(1)      1997      1996      1995
--------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                       $ 11.760     $ 11.300    $10.930   $10.830   $ 10.450
--------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------
Net investment income            $  0.483     $  0.488    $0.506    $0.506    $  0.523
Net realized and unrealized
   gain (loss)                     (0.972)       0.478     0.375     0.116       0.406
--------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                    $ (0.489)    $  0.966    $0.881    $0.622    $  0.929
--------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------
From net investment income       $ (0.480)    $ (0.483)   $(0.506 ) $(0.508 ) $ (0.523)
In excess of net investment
   income                              --           --    (0.005)   (0.014)     (0.026)
From net realized gain             (0.151)      (0.023)       --        --          --
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS              $ (0.631)    $ (0.506)   $(0.511 ) $(0.522 ) $ (0.549)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR   $ 10.640     $ 11.760    $11.300   $10.930   $ 10.830
--------------------------------------------------------------------------------------

TOTAL RETURN(2)                     (4.35)%       8.76%     8.23%     5.87%       9.23%
--------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                      $387,951     $473,396    $517,393  $590,397  $640,605
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.57%        1.58%     1.63%     1.54%       1.55%
   Expenses after custodian
      fee reduction(3)               1.56%        1.56%     1.63%     1.51%       1.51%
   Net investment income             4.27%        4.26%     4.56%     4.64%       4.99%
Portfolio Turnover of the
   Portfolio                           41%          55%       44%       47%         55%
--------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  OHIO FUND -- CLASS A
                                ------------------------
                                YEAR ENDED SEPTEMBER 30,
                                ------------------------
                                   1999         1998
--------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.930      $ 9.680
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income             $ 0.511      $ 0.514
Net realized and unrealized
   gain (loss)                     (0.725)       0.249
--------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.214)     $ 0.763
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income        $(0.513)     $(0.513)
From net realized gain             (0.083)          --
--------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.596)     $(0.513)
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.120      $ 9.930
--------------------------------------------------------

TOTAL RETURN(1)                     (2.31)%       8.07%
--------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 9,203      $ 6,622
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       0.77%        0.80%
   Expenses after custodian
      fee reduction(2)               0.76%        0.78%
   Net investment income             5.32%        5.25%
Portfolio Turnover of the
   Portfolio                           59%          17%
--------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              OHIO FUND -- CLASS B
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $11.210   $10.930   $10.590   $10.510   $ 10.070
--------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------
Net investment income           $0.490    $0.495    $0.499    $0.494    $  0.487
Net realized and unrealized
   gain (loss)                  (0.832)    0.280     0.328     0.071       0.461
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $(0.342 ) $0.775    $0.827    $0.565    $  0.948
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income      $(0.495 ) $(0.495 ) $(0.487 ) $(0.485 ) $ (0.487)
In excess of net investment
   income                           --        --        --        --      (0.021)
From net realized gain          (0.083)       --        --        --          --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.578 ) $(0.495 ) $(0.487 ) $(0.485 ) $ (0.508)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $10.290   $11.210   $10.930   $10.590   $ 10.510
--------------------------------------------------------------------------------

TOTAL RETURN(1)                  (3.21)%    7.24%     7.98%     5.48%       9.74%
--------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $206,401  $247,367  $267,001  $289,829  $315,891
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                    1.61%     1.62%     1.63%     1.63%       1.59%
   Expenses after custodian
      fee reduction(2)            1.60%     1.60%     1.62%     1.61%       1.57%
   Net investment income          4.50%     4.46%     4.65%     4.66%       4.80%
Portfolio Turnover of the
   Portfolio                        59%       17%       30%       35%         51%
--------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                RHODE ISLAND FUND -- CLASS A
                                ----------------------------
                                  YEAR ENDED SEPTEMBER 30,
                                ----------------------------
                                    1999(1)         1998
------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.940        $ 9.610
------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------
Net investment income               $ 0.474        $ 0.471
Net realized and unrealized
   gain (loss)                       (0.872)         0.328
------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(0.398)       $ 0.799
------------------------------------------------------------

Less distributions
------------------------------------------------------------
From net investment income          $(0.472)       $(0.469)
------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.472)       $(0.469)
------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.070        $ 9.940
------------------------------------------------------------

TOTAL RETURN(2)                       (4.16)%         8.52%
------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------
Net assets, end of year
   (000's omitted)                  $ 3,290        $ 2,200
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                     0.69%          0.69%
   Net expenses after
      custodian fee
      reduction(3)                     0.65%          0.66%
   Net investment income               4.94%          4.83%
Portfolio Turnover of the
   Portfolio                             18%            24%
------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         RHODE ISLAND FUND -- CLASS B
                                -----------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,
                                -----------------------------------------------
                                  1999(1)     1998     1997     1996     1995
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.170    $9.840   $9.510   $9.400   $ 9.090
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income             $ 0.409    $0.422   $0.427   $0.440   $ 0.452
Net realized and unrealized
   gain (loss)                     (0.894)   0.334    0.334    0.125      0.332
-------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.485)   $0.756   $0.761   $0.565   $ 0.784
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income        $(0.405)   $(0.422) $(0.427) $(0.444) $(0.452)
In excess of net investment
   income                              --    (0.004)  (0.004)  (0.011)   (0.022)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.405)   $(0.426) $(0.431) $(0.455) $(0.474)
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.280    $10.170  $9.840   $9.510   $ 9.400
-------------------------------------------------------------------------------

TOTAL RETURN(2)                     (4.92)%  7.87%    8.19%    6.14%       8.94%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $37,775    $39,758  $38,234  $39,488  $39,864
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                   1.49%   1.46%    1.40%    1.35%       1.33%
   Net expenses after
      custodian fee
      reduction(3)                   1.45%   1.43%    1.35%    1.32%       1.29%
   Net investment income             4.15%   4.23%    4.43%    4.63%       4.92%
Portfolio Turnover of the
   Portfolio                           18%     24%      39%      25%         42%
-------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment
   Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                        1.52%    1.47%       1.46%
   Expenses after custodian
      fee reduction(3)                                1.47%    1.44%       1.42%
   Net investment income                              4.31%    4.51%       4.79%
Net investment income per
   share                                              $0.415   $0.429   $ 0.440
-------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                WEST VIRGINIA FUND -- CLASS A
                                ------------------------------
                                   YEAR ENDED SEPTEMBER 30,
                                ------------------------------
                                    1999(1)           1998
--------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.120         $ 9.790
--------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------
Net investment income               $ 0.476         $ 0.504
Net realized and unrealized
   gain (loss)                       (0.821)          0.325
--------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(0.345)        $ 0.829
--------------------------------------------------------------

Less distributions
--------------------------------------------------------------
From net investment income          $(0.476)        $(0.499)
In excess of net investment
   income                            (0.009)             --
--------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.485)        $(0.499)
--------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.290         $10.120
--------------------------------------------------------------

TOTAL RETURN(2)                       (3.55)%          8.68%
--------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------
Net assets, end of year
   (000's omitted)                  $ 1,866         $ 1,839
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                     0.70%           0.66%
   Net expenses after
      custodian fee
      reduction(3)                     0.68%           0.63%
   Net investment income               4.84%           5.06%
Portfolio Turnover of the
   Portfolio                             32%             16%
--------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         WEST VIRGINIA FUND -- CLASS B
                                -----------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,
                                -----------------------------------------------
                                  1999(1)     1998     1997     1996     1995
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.320    $9.970   $9.620   $9.500   $ 9.130
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income             $ 0.403    $0.430   $0.419   $0.420   $ 0.436
Net realized and unrealized
   gain (loss)                     (0.842)   0.336    0.351    0.147      0.393
-------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.439)   $0.766   $0.770   $0.567   $ 0.829
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income        $(0.402)   $(0.416) $(0.419) $(0.427) $(0.436)
In excess of net investment
   income                          (0.009)     --     (0.001)  (0.020)   (0.023)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.411)   $(0.416) $(0.420) $(0.447) $(0.459)
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.470    $10.320  $9.970   $9.620   $ 9.500
-------------------------------------------------------------------------------

TOTAL RETURN(2)                     (4.40)%  7.84%    8.18%    6.02%       9.39%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $24,854    $29,824  $31,524  $37,708  $39,569
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                   1.53%   1.48%    1.53%    1.55%       1.40%
   Net expenses after
      custodian fee
      reduction(3)                   1.51%   1.45%    1.51%    1.51%       1.38%
   Net investment income             4.02%   4.25%    4.31%    4.30%       4.74%
Portfolio Turnover of the
   Portfolio                           32%     16%      24%      43%         19%
-------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment
   Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                             1.48%
   Expenses after custodian
      fee reduction(3)                                                     1.46%
   Net investment income                                                   4.66%
Net investment income per
   share                                                                $ 0.429
-------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund ("California Fund"), Eaton Vance Florida Municipals Fund ("Florida Fund"), Eaton Vance Massachusetts Municipals Fund ("Massachusetts Fund"), Eaton Vance Mississippi Municipals Fund ("Mississippi Fund"), Eaton Vance New York Municipals Fund ("New York Fund"), Eaton Vance Ohio Municipals Fund ("Ohio Fund"), Eaton Vance Rhode Island Municipals Fund ("Rhode Island Fund") and Eaton Vance West Virginia Municipals Fund ("West Virginia Fund"). The California Fund, the Florida Fund, the Mississippi Fund, the New York Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The Massachusetts Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The California Fund invests its assets in the California Municipals Portfolio, the Florida Fund invests its assets in the Florida Municipals Portfolio, the Massachusetts Fund invests its assets in the Massachusetts Municipals Portfolio, the Mississippi Fund invests its assets in the Mississippi Municipals Portfolio, the New York Fund invests its assets in the New York Municipals Portfolio, the Ohio Fund invests its assets in the Ohio Municipals Portfolio, the Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio and the West Virginia Fund invests its assets in the West Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at September 30, 1999 for each Fund except Mississippi, Rhode Island and West Virginia which were 99.2%, 99.7% and 99.5%, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios are discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT       EXPIRES
    -------------------------------------------------------------------------
    California Fund                           $17,095,660  September 30, 2004
    Massachusetts Fund                              2,135  September 30, 2005
                                                8,214,564  September 30, 2004

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUND                                      AMOUNT       EXPIRES
    -------------------------------------------------------------------------
    Mississippi Fund                          $ 1,397,104  September 30, 2004
    Rhode Island Fund                              34,703  September 30, 2005
                                                1,523,162  September 30, 2004
                                                  426,784  September 30, 2003
                                                   21,699  September 30, 2002
    West Virginia Fund                            170,463  September 30, 2005
                                                  835,610  September 30, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders. Pursuant to section 852 of the Internal Revenue Code, the New York Fund designates $28,703 of distributions from tax-exempt income as a long-term capital gain distribution for its taxable year ended September 30, 1999.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reflected as a reduction of total expenses on the Statements of Operations.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2000 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                  CALIFORNIA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         924,993      485,031
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   28,544       14,845
    Redemptions                                  (196,430)     (83,712)
    Issued to EV Traditional Municipals Fund
     shareholders                                      --      442,862
    ------------------------------------------------------------------
    NET INCREASE                                  757,107      859,026
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                  CALIFORNIA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                       1,604,914    1,670,870
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  508,868      546,791
    Redemptions                                (4,454,400)  (5,403,497)
    ------------------------------------------------------------------
    NET DECREASE                               (2,340,618)  (3,185,836)
    ------------------------------------------------------------------

                                                    FLORIDA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         652,645      762,699
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   24,149       15,294
    Redemptions                                  (473,493)    (490,732)
    Issued to EV Traditional Municipals Fund
     shareholders                                      --      767,645
    ------------------------------------------------------------------
    NET INCREASE                                  203,301    1,054,906
    ------------------------------------------------------------------

                                                    FLORIDA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                       1,375,863    1,297,153
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  501,473      619,609
    Redemptions                                (8,793,156)  (9,391,711)
    ------------------------------------------------------------------
    NET DECREASE                               (6,915,820)  (7,474,949)
    ------------------------------------------------------------------
                                                 MASSACHUSETTS FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                       1,080,772      979,696
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   36,852       17,263
    Redemptions                                  (717,242)    (151,928)
    Issued to EV Traditional Municipals Fund
     shareholders                                      --      490,828
    ------------------------------------------------------------------
    NET INCREASE                                  400,382    1,335,859
    ------------------------------------------------------------------

                                                 MASSACHUSETTS FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                       1,108,959      893,720
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  411,088      458,566
    Redemptions                                (3,569,046)  (3,429,412)
    ------------------------------------------------------------------
    NET DECREASE                               (2,048,999)  (2,077,126)
    ------------------------------------------------------------------

                                                 MASSACHUSETTS FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS I                                   1999         1998
    ------------------------------------------------------------------
    Sales                                          15,073      343,217
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    8,761        9,832
    Redemptions                                   (40,852)     (63,805)
    Issued to Massachusetts Municipal Bond
     Portfolio shareholders                            --      825,783
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (17,018)   1,115,027
    ------------------------------------------------------------------

                                                  MISSISSIPPI FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                          15,723       96,859
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    5,365        5,155
    Redemptions                                   (57,512)     (14,766)
    Issued to EV Traditional Municipals Fund
     shareholders                                      --      104,840
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (36,424)     192,088
    ------------------------------------------------------------------

                                                  MISSISSIPPI FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         168,593       70,854
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   33,450       36,072
    Redemptions                                  (305,972)    (396,484)
    ------------------------------------------------------------------
    NET DECREASE                                 (103,929)    (289,558)
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                   NEW YORK FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                       1,167,623      333,561
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   43,894       21,769
    Redemptions                                  (998,505)    (105,365)
    Issued to EV Traditional Municipals Fund
     shareholders                                      --      823,415
    ------------------------------------------------------------------
    NET INCREASE                                  213,012    1,073,380
    ------------------------------------------------------------------
                                                   NEW YORK FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                       1,559,455    1,537,239
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                1,244,490    1,046,249
    Redemptions                                (6,578,544)  (8,133,681)
    ------------------------------------------------------------------
    NET DECREASE                               (3,774,599)  (5,550,193)
    ------------------------------------------------------------------
                                                     OHIO FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         486,478      360,320
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   20,066       11,676
    Redemptions                                  (163,880)     (32,078)
    Issued to EV Traditional Municipal Fund
     shareholders                                      --      326,756
    ------------------------------------------------------------------
    NET INCREASE                                  342,664      666,674
    ------------------------------------------------------------------
                                                     OHIO FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         879,762      658,482
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  593,879      544,097
    Redemptions                                (3,491,296)  (3,551,484)
    ------------------------------------------------------------------
    NET DECREASE                               (2,017,655)  (2,348,905)
    ------------------------------------------------------------------

                                                 RHODE ISLAND FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         155,911       50,651
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    7,535        5,151
    Redemptions                                   (21,897)     (15,351)
    Issued to EV Traditional Municipal Fund
     shareholders                                      --      180,806
    ------------------------------------------------------------------
    NET INCREASE                                  141,549      221,257
    ------------------------------------------------------------------

                                                 RHODE ISLAND FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         570,367      523,695
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   99,187       94,909
    Redemptions                                  (508,534)    (594,688)
    ------------------------------------------------------------------
    NET INCREASE                                  161,020       23,916
    ------------------------------------------------------------------

                                                 WEST VIRGINIA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                          49,303       34,334
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    6,635        5,767
    Redemptions                                   (36,776)     (40,039)
    Issued to EV Traditional Municipal Fund
     shareholders                                      --      181,603
    ------------------------------------------------------------------
    NET INCREASE                                   19,162      181,665
    ------------------------------------------------------------------

                                                 WEST VIRGINIA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         123,118      147,918
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   59,766       63,535
    Redemptions                                  (448,800)    (484,146)
    ------------------------------------------------------------------
    NET DECREASE                                 (265,916)    (272,693)
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $4,413, $5,153, $9,685, $351, $9,761, $3,962, $3,181 and $1,329 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively as its portion of the sales charge on sales of Class A shares for the year ended September 30, 1999.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B shares (the Class B Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plans) (collectively, the Plans). The Plans require the Funds to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B share and, accordingly, reduces the Class B's net assets. For the year ended September 30, 1999, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $2,952,569, $1,573,730, $136,703, $3,287,113, $1,729,063,
   $302,702 and $211,805, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. The California Fund paid $774,417 representing 0.28% of the Fund's Class B average daily net assets. At September 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $7,276,000, $4,312,000, $652,000,
   $5,860,000, $4,307,000, $1,370,000 and $842,000, respectively. The California
   Fund had no Uncovered Distribution Charges at September 30, 1999.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees initially implemented the Plans by authorizing each class to make quarterly service fee payments to EVD and investment dealers equal to 0.20% (0.25% for the California Fund) per annum of each Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999 the Trustees approved service fee payments equal 0.20% (0.25% for the California Fund) per annum of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Funds sold on or after October 12, 1999. For the year ended September 30, 1999, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $13,921, $15,882, $10,362, $1,938, $16,924, $8,627,
   $3,975 and $2,076, respectively, for Class A shares, and $650,430, $787,325, $383,411, $34,349, $799,499, $438,015, $77,518 and $53,657, respectively, for
   Class B shares. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $416,000, $181,000, $30,000, $382,000, $192,000, $47,000 and $41,000 of CDSC paid by
   Class B shareholders of Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia, respectively, for the year ended September 30, 1999. EVD also received $253,842 of CDSC paid by Class B shareholders of California Fund of which $212,719 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended September 30, 1999 were as follows:

    CALIFORNIA FUND
    ------------------------------------------------------
    Increases                                 $ 26,307,078
    Decreases                                   56,905,888

    FLORIDA FUND
    ------------------------------------------------------
    Increases                                 $ 22,428,860
    Decreases                                  117,286,711
    MASSACHUSETTS FUND
    ------------------------------------------------------
    Increases                                 $ 22,537,239
    Decreases                                   53,364,100

    MISSISSIPPI FUND
    ------------------------------------------------------
    Increases                                 $  1,934,210
    Decreases                                    4,346,534

    NEW YORK FUND
    ------------------------------------------------------
    Increases                                 $ 31,675,642
    Decreases                                  101,151,980

    OHIO FUND
    ------------------------------------------------------
    Increases                                 $ 15,132,326
    Decreases                                   49,186,424

    RHODE ISLAND FUND
    ------------------------------------------------------
    Increases                                 $  7,437,315
    Decreases                                    6,067,386

    WEST VIRGINIA FUND
    ------------------------------------------------------
    Increases                                 $  1,765,713
    Decreases                                    5,785,114

8 Transfer of Assets
-------------------------------------------
   On October 1, 1997, the California Municipals Fund, Florida Municipals Fund, Massachusetts Municipals Fund, Mississippi Municipals Fund, New York Municipals Fund, Ohio Municipals Fund, Rhode Island Municipals Fund and West Virginia Municipals Fund, acquired the net assets of EV Traditional California Municipals Fund, EV Traditional Florida Municipals Fund, EV Traditional Massachusetts Municipals Fund, Massachusetts Municipal Bond Portfolio, EV Traditional Mississippi Municipals Fund, EV Traditional New York Municipals Fund, EV Traditional Ohio Municipals Fund, EV Traditional Rhode Island Municipals Fund and EV Traditional West Virginia Municipals Fund, respectively, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds', at the closing, issued Class A shares as follows:

                                                                AGGREGATE    NET ASSET
                                              CLASS A SHARES    VALUE OF     VALUE PER
    FUND                                          ISSUED      SHARES ISSUED    SHARE
    ----------------------------------------------------------------------------------
    California Fund                                442,862     $4,827,782     $10.90
    Florida Fund                                   767,645      8,168,505      10.64
    Massachusetts Fund                             490,828      4,721,026       9.62
    Mississippi Fund                               104,840      1,021,041       9.74
    New York Fund                                  823,415      8,651,176      10.51
    Ohio Fund                                      326,756      3,163,408       9.68
    Rhode Island Fund                              180,806      1,738,315       9.61
    West Virginia Fund                             181,603      1,777,064       9.79

   The Massachusetts Fund also issued 825,783 Class I shares with an aggregate value of $8,170,080 and a net asset value of $9.89.

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transactions were as follows:

    FUND                                      ACQUIRED NET ASSETS  UNREALIZED APPRECIATION
    --------------------------------------------------------------------------------------
    California Fund                               $4,827,782              $411,207
    Florida Fund                                   8,168,505               186,534
    Massachusetts Fund                             4,721,026               320,814
    Mississippi Fund                               1,021,041               121,850
    New York Fund                                  8,651,176               360,034
    Ohio Fund                                      3,163,408                59,995
    Rhode Island Fund                              1,738,315                78,130
    West Virginia Fund                             1,777,064                72,043

   The net assets acquired from the Massachusetts Municipal Bond Portfolio were $8,170,080 and the unrealized appreciation was $375,818.

   Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares and Class B shares were as follows:

                                                                   CLASS A NET  CLASS B NET
                                                                   ASSET VALUE  ASSET VALUE
    FUND                                      COMBINED NET ASSETS   PER SHARE    PER SHARE
    ---------------------------------------------------------------------------------------
    California Fund                              $325,985,128        $10.90       $10.01
    Florida Fund                                  512,225,678         10.64        10.90
    Massachusetts Fund                            252,729,292          9.62        10.69
    Mississippi Fund                               21,945,103          9.74         9.97
    New York Fund                                 526,044,320         10.51        11.30
    Ohio Fund                                     270,164,317          9.68        10.93
    Rhode Island Fund                              39,972,173          9.61         9.84
    West Virginia Fund                             33,301,336          9.79         9.97

   The Class I net asset value for the Massachusetts Fund was $9.89.

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (the Funds) (certain of the series constituting Eaton Vance Municipals Trust) as of September 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended
September 30, 1999 and 1998 and the financial highlights for each of the years in the five-year period ended September 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned Funds of Eaton Vance Municipals Trust at September 30, 1999, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 29, 1999

CALIFORNIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.5%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Cogeneration -- 2.2%
-----------------------------------------------------------------------------
      $ 6,000          Sacramento Power Authority, (Campbell's
                       Soup), 6.00%, 7/1/22                      $  5,995,620
-----------------------------------------------------------------------------
                                                                 $  5,995,620
-----------------------------------------------------------------------------
Education -- 1.7%
-----------------------------------------------------------------------------
      $ 2,500          California Educational Facilities
                       Authority, (Santa Clara University),
                       5.00%, 9/1/23                             $  2,256,325
        2,500          California Educational Facilities
                       Authority, (Santa Clara University),
                       5.25%, 9/1/26                                2,331,350
-----------------------------------------------------------------------------
                                                                 $  4,587,675
-----------------------------------------------------------------------------
Electric Utilities -- 1.6%
-----------------------------------------------------------------------------
      $ 4,100          California Pollution Control Financing
                       Authority, (San Diego Gas & Electric),
                       5.90%, 6/1/14                             $  4,299,178
-----------------------------------------------------------------------------
                                                                 $  4,299,178
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 29.2%
-----------------------------------------------------------------------------
      $ 1,700          Central Valley Financing Authority,
                       (Carson Ice), Prerefunded to 7/1/03,
                       6.20%, 7/1/20                             $  1,845,554
        3,910          Fontana Public Financing Authority,
                       Prerefunded to 10/1/02, 7.00%, 9/1/21        4,088,961
        3,455          Northern California Power Agency,
                       (MBIA), Prerefunded to 9/03/02, Variable
                       Rate, 8/1/25(1)                              3,973,250
       10,900          Sacramento Cogeneration Authority,
                       (Procter & Gamble), Prerefunded to
                       7/1/05, 6.50%, 7/1/21                       12,200,261
        8,000          Sacramento County, Single Family,
                       (GNMA), (AMT), Escrowed to Maturity,
                       8.125%, 7/1/16(2)                           10,063,200
        6,000          Sacramento County, Single Family,
                       (GNMA), (AMT), Escrowed to Maturity,
                       8.25%, 1/1/21(2)                             7,793,160
       14,285          Sacramento County, Single Family,
                       (GNMA), (AMT), Escrowed to Maturity,
                       8.50%, 11/1/16(2)                           18,783,489
        1,000          San Bernadino, (San Bernadino Community
                       Hospital), Prerefunded to 12/1/99,
                       7.875%, 12/1/08                              1,027,200
        3,000          San Bernadino, (San Bernadino Community
                       Hospital), Prerefunded to 12/1/99,
                       7.875%, 12/1/19                              3,081,600
       12,000          San Joaquin Hills, Transportation
                       Corridor Agency, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/14          5,491,920
        5,765          San Joaquin Hills, Transportation
                       Corridor Agency, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/26          1,249,506
       35,975          San Joaquin Hills, Transportation
                       Corridor Agency, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/27          7,352,211
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-----------------------------------------------------------------------------
      $ 2,000          Southern California Public Power
                       Authority, (FGIC), Escrowed to Maturity,
                       Variable Rate, 7/1/12(1)                  $  2,042,500
-----------------------------------------------------------------------------
                                                                 $ 78,992,812
-----------------------------------------------------------------------------
General Obligations -- 1.1%
-----------------------------------------------------------------------------
      $ 3,000          Capistrano Unified School District,
                       5.75%, 9/1/29                             $  2,830,710
-----------------------------------------------------------------------------
                                                                 $  2,830,710
-----------------------------------------------------------------------------
Hospital -- 4.7%
-----------------------------------------------------------------------------
      $ 5,000          California Statewide Communities
                       Development Authority, (Children's
                       Hospital of Los Angeles), 5.25%, 8/15/29  $  4,497,450
        1,500          California Statewide Communities
                       Development Authority, (Sonoma County
                       Indian Health), 6.40%, 9/1/29                1,419,930
          890          Eastern Plumas Health Care District,
                       7.50%, 8/1/07                                  917,181
        4,000          San Benito Health Care District,
                       5.40%, 10/1/20                               3,549,880
        1,000          San Gorgonio Memorial Health Care
                       District, 5.75%, 5/1/20                        906,020
        1,500          Washington Township Health Care
                       District, 5.25%, 7/1/29                      1,336,125
-----------------------------------------------------------------------------
                                                                 $ 12,626,586
-----------------------------------------------------------------------------
Housing -- 4.2%
-----------------------------------------------------------------------------
      $   345          California Housing Finance Agency,
                       (AMT), 7.50%, 8/1/25                      $    348,391
        2,650          California Statewide Communities
                       Development Authority, (Chesapeake Bay
                       Apartments), 6.00%, 6/1/32                   2,516,678
        2,750          California Statewide Communities
                       Development Authority, (Nantucket Bay
                       Apartments), 6.00%, 6/1/32                   2,611,647
        2,600          California Statewide Communities
                       Development Authority, (Oaks at Sunset
                       Apartments), 6.00%, 6/1/36                   2,464,904
        2,000          Los Angeles County, Housing Authority,
                       Multifamily, (Corporate Fund for
                       Housing), 10.50%, 12/1/29                    1,981,520
        1,270          Oakland, Housing Finance Agency,
                       7.10%, 1/1/10                                1,311,516
-----------------------------------------------------------------------------
                                                                 $ 11,234,656
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Industrial Development Revenue -- 4.2%
-----------------------------------------------------------------------------
      $ 5,500          California Pollution Control Financing
                       Authority, (Browning Ferris Industries),
                       (AMT), 5.80%, 12/1/16                     $  5,039,265
        3,000          California Pollution Control Financing
                       Authority, (Laidlaw Environmental),
                       (AMT), 6.70%, 7/1/07                         3,030,060
        3,600          California Statewide Communities
                       Development Authority, (United
                       Airlines), (AMT), 5.70%, 10/1/33             3,353,256
-----------------------------------------------------------------------------
                                                                 $ 11,422,581
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 5.2%
-----------------------------------------------------------------------------
      $ 4,195          Northern California Power Agency,
                       (MBIA), Variable Rate, 8/1/25(1)          $  4,813,762
        7,070          Southern California Public Power
                       Authority, (MBIA), 0.00%, 7/1/15             2,932,565
        6,915          Southern California Public Power
                       Authority, (MBIA), 5.00%, 1/1/20             6,317,890
-----------------------------------------------------------------------------
                                                                 $ 14,064,217
-----------------------------------------------------------------------------
Insured-General Obligations -- 0.3%
-----------------------------------------------------------------------------
      $ 2,285          Merced Unified School District, (FGIC),
                       0.00%, 8/1/19                             $    725,944
-----------------------------------------------------------------------------
                                                                 $    725,944
-----------------------------------------------------------------------------
Insured-Hospital -- 1.8%
-----------------------------------------------------------------------------
      $ 4,000          California Health Facilities Financing
                       Authority, (Stanford Health Care),
                       (AMBAC), 5.00%, 11/15/28                  $  3,549,800
        1,650          California Health Facilities Financing
                       Authority, (Sutter Health), (MBIA),
                       Variable Rate, 8/15/28(1)(3)                 1,432,002
-----------------------------------------------------------------------------
                                                                 $  4,981,802
-----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.8%
-----------------------------------------------------------------------------
      $ 6,000          Anaheim Public Financing Authority,
                       (Public Improvements), (FSA),
                       0.00%, 9/1/19                             $  1,911,780
       11,280          Anaheim Public Financing Authority,
                       (Public Improvements), (FSA),
                       0.00%, 9/1/30                                1,843,490
        3,500          San Mateo County Joint Powers Financing
                       Authority, (FSA), Variable Rate,
                       7/15/29(1)(3)                                2,741,410
        4,350          Stockton, Wastewater Treatment Plant,
                       (FGIC), 6.80%, 9/1/24                        4,919,111
       13,985          Visalia Unified School District, (MBIA),
                       0.00%, 12/1/17                               4,298,849
-----------------------------------------------------------------------------
                                                                 $ 15,714,640
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Solid Waste -- 0.6%
-----------------------------------------------------------------------------
      $ 1,500          Inland Empire Solid Waste Finance
                       Authority, (FSA), (AMT), 6.25%, 8/1/11    $  1,612,485
-----------------------------------------------------------------------------
                                                                 $  1,612,485
-----------------------------------------------------------------------------
Insured-Transportation -- 2.9%
-----------------------------------------------------------------------------
      $ 2,200          Alameda Corridor Transportation
                       Authority, (MBIA), 4.75%, 1/1/25          $  1,887,842
        1,665          San Francisco City and County Airports,
                       (International Airport), (MBIA),
                       6.75%, 5/1/13                                1,805,976
       16,800          San Joaquin Hills, Transportation
                       Corridor Agency, Toll Road Bonds,
                       (MBIA), 0.00%, 1/15/24                       4,057,872
-----------------------------------------------------------------------------
                                                                 $  7,751,690
-----------------------------------------------------------------------------
Insured-Water and Sewer -- 3.1%
-----------------------------------------------------------------------------
      $ 5,000          East Bay, Municipal Utilities District,
                       Water System, (MBIA), Variable Rate,
                       6/1/08(1)                                 $  5,137,500
        3,000          San Diego County Water Authority,
                       (FGIC), Variable Rate, 4/22/09(1)            3,322,500
-----------------------------------------------------------------------------
                                                                 $  8,460,000
-----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 18.7%
-----------------------------------------------------------------------------
      $ 6,500          California Public Works, (University of
                       California), 5.00%, 6/1/23                $  5,830,760
        5,000          California Public Works, (University of
                       California), 5.25%, 6/1/20                   4,754,600
        8,000          California Public Works, (University of
                       California), 5.50%, 6/1/14                   8,165,200
        2,750          Inglewood, 7.00%, 8/1/19                     2,948,633
        5,115          Los Angeles County, (Disney Parking),
                       0.00%, 3/1/16                                1,908,560
        1,925          Los Angeles County, (Disney Parking),
                       0.00%, 3/1/17                                  677,562
        5,000          Los Angeles County, (Disney Parking),
                       0.00%, 9/1/17                                1,707,950
        5,370          Los Angeles County, (Disney Parking),
                       0.00%, 3/1/18                                1,773,818
        3,100          Los Angeles County, (Disney Parking),
                       0.00%, 3/1/20                                  906,161
        6,925          Los Angeles County, (Disney Parking),
                       0.00%, 9/1/20                                1,964,207
        7,000          Los Angeles County, (Marina Del Ray),
                       6.50%, 7/1/08                                7,407,820
        8,000          Pasadena Parking Facility,
                       6.25%, 1/1/18                                8,621,360
        4,000          Sacramento City Financing Authority,
                       5.40%, 11/1/20                               3,865,040
-----------------------------------------------------------------------------
                                                                 $ 50,531,671
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Special Tax Revenue -- 8.0%
-----------------------------------------------------------------------------
      $ 2,500          Bonita Canyon Public Financing
                       Authority, 5.375%, 9/1/28                 $  2,247,225
          995          Brentwood Infrastructure Financing
                       Authority, 5.625%, 9/2/29                      927,081
        1,675          Brentwood Infrastructure Financing
                       Authority, 6.00%, 9/1/22                     1,649,289
          500          Brentwood Infrastructure Financing
                       Authority, 6.00%, 9/1/29                       490,100
        5,000          Contra Costa County, Public Financing
                       Authority, 7.10%, 8/1/22                     5,360,200
        1,650          Corona Public Financing Authority,
                       5.80%, 9/1/20                                1,560,389
        1,955          Fairfield, (North Cordelia District),
                       7.375%, 9/2/18                               2,019,593
        3,325          Irvine, Improvement Bond Act 1915,
                       (Assessment District North 97-16, Group
                       Two), 5.50%, 9/2/22                          3,062,957
        2,500          Lincoln Public Financing Authority,
                       (Twelve Bridges), 6.20%, 9/2/25              2,498,250
        1,000          Roseville Special Tax, 6.30%, 9/1/25(4)      1,000,350
        1,000          Torrance Redevelopment Agency,
                       5.625%, 9/1/28                                 926,220
-----------------------------------------------------------------------------
                                                                 $ 21,741,654
-----------------------------------------------------------------------------
Water and Sewer -- 2.2%
-----------------------------------------------------------------------------
      $ 1,670          California Water Resources, (Central
                       Valley), Variable Rate, 12/1/28(1)(3)     $  1,340,743
        3,000          Metropolitan Southern California
                       Waterworks Revenue, Variable Rate,
                       7/1/27(1)(3)                                 2,074,440
        2,500          Santa Margarita Water District,
                       6.20%, 9/1/20                                2,511,350
-----------------------------------------------------------------------------
                                                                 $  5,926,533
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.5%
   (identified cost $249,159,445)                                $263,500,454
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.5%                           $  6,699,744
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $270,200,198
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 22.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.3% to 13.9% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover when-issued securities.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 102.3%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Cogeneration -- 2.7%
-----------------------------------------------------------------------------
      $ 4,600          Palm Beach County, (Okeelanta Power),
                       (AMT), 6.85%, 2/15/21(1)                  $  2,829,000
       11,000          Palm Beach County, (Osceola Power),
                       (AMT), 6.95%, 1/1/22(1)                      6,655,000
-----------------------------------------------------------------------------
                                                                 $  9,484,000
-----------------------------------------------------------------------------
Economic Development Revenue -- 0.8%
-----------------------------------------------------------------------------
      $ 3,000          New Jersey EDA, (Continental Airlines),
                       (AMT), 6.25%, 9/15/29                     $  2,918,820
-----------------------------------------------------------------------------
                                                                 $  2,918,820
-----------------------------------------------------------------------------
Electric Utilities -- 3.2%
-----------------------------------------------------------------------------
      $ 6,980          Jacksonville Electric Authority,
                       5.10%, 10/1/32                            $  6,167,877
        2,500          Orlando Utilities Commission Water and
                       Electric, 5.125%, 10/1/19                    2,303,700
        2,515          St. Lucie County Solid Waste Disposal,
                       (Florida
                       Power & Light Co.), (AMT),
                       6.70%, 5/1/27                                2,650,961
-----------------------------------------------------------------------------
                                                                 $ 11,122,538
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.4%
-----------------------------------------------------------------------------
      $ 9,225          Dade County, (Baptist Hospital of
                       Miami), Escrowed to Maturity,
                       5.75%, 5/1/21                             $  9,359,500
        3,835          Dade County, Professional Sports
                       Franchise, (MBIA), Escrowed to Maturity,
                       0.00%, 10/1/23                                 941,646
        2,830          Escambia County HFA, (Baptist Hospital,
                       Inc. and Baptist Manor, Inc.),
                       Prerefunded to 10/01/03, 6.75%, 10/1/14      3,111,528
        1,675          Florida, (Mid-Bay Bridge Authority),
                       Escrowed to Maturity, 6.875%, 10/1/22        1,923,151
        5,000          Hillsborough County Capital Improvement,
                       (Museum of Science), Prerefunded to
                       1/1/01, 6.45%, 1/1/22                        5,133,250
        1,800          Jacksonville Electric Authority, Bulk
                       Power Supply System Scherer 4,
                       Prerefunded to 10/1/02, 5.25%, 10/1/21       1,865,070
        2,000          Lee County, (Memorial Hospital), (MBIA),
                       Prerefunded to 4/1/01, Variable Rate,
                       4/1/20(2)                                    2,202,500
        5,600          St. Lucie Utility System, Escrowed to
                       Maturity, 6.00%, 10/1/20                     5,807,704
        2,000          Volusia County Educational Facilities,
                       (Embry-Riddle Aeronautical University)
                       (CLEE), Prerefunded to 10/15/02,
                       6.625%, 10/15/22                             2,169,880
-----------------------------------------------------------------------------
                                                                 $ 32,514,229
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
General Obligations -- 6.5%
-----------------------------------------------------------------------------
      $ 1,000          Florida, Variable Rate, 7/1/27(2)(3)      $    774,140
       20,000          Florida Board of Education,
                       4.75%, 6/1/22(4)                            17,199,200
        4,000          Florida Board of Education,
                       5.75%, 6/1/22(5)                             3,932,480
        2,300          Puerto Rico, 0.00%, 7/1/18                     794,397
-----------------------------------------------------------------------------
                                                                 $ 22,700,217
-----------------------------------------------------------------------------
Hospital -- 4.3%
-----------------------------------------------------------------------------
      $ 2,000          Highlands County HFA, (Adventist Health
                       System), 5.25%, 11/15/28                  $  1,740,340
        2,500          Jacksonville Health Facilities
                       Authority, (Charity Obligation Group),
                       5.375%, 8/15/23                              2,340,450
        4,750          Jacksonville HFA, (St. Luke's Hospital
                       Association), 6.75%, 11/15/13                5,022,650
        2,500          Marion County Hospital District,
                       5.50%, 10/1/29                               2,267,650
        3,500          Orange County Health Care Facilities,
                       6.60%, 4/1/24                                3,487,365
-----------------------------------------------------------------------------
                                                                 $ 14,858,455
-----------------------------------------------------------------------------
Housing -- 11.8%
-----------------------------------------------------------------------------
      $ 1,500          Broward County Housing Finance
                       Authority, Single Family, (GNMA/FNMA),
                       (AMT), 6.10%, 10/1/19                     $  1,527,045
        1,300          Clay County Housing Finance Authority,
                       Multifamily, (GNMA), 7.40%, 12/1/25(4)       1,353,976
        2,005          Clay County Housing Finance Authority,
                       Single Family, (GNMA), (AMT),
                       6.55%, 3/1/28                                2,066,493
          725          Dade County Housing Finance Authority,
                       Single Family, (AMT), 7.75%, 9/1/22            746,967
        5,850          Dade County Housing Finance Authority,
                       Single Family, (GNMA), (AMT),
                       6.70%, 10/1/28                               6,032,929
          985          Dade County Housing Finance Authority,
                       Single Family, (GNMA), (AMT),
                       7.25%, 9/1/19                                1,017,929
        1,480          Escambia County Housing Finance
                       Authority, Single Family, (GNMA), (AMT),
                       6.90%, 10/1/21                               1,544,114
        1,725          Escambia County Housing Finance
                       Authority, Single Family, (GNMA), (AMT),
                       6.95%, 10/1/27                               1,801,693
        2,360          Escambia County Housing Finance
                       Authority, Single Family, (GNMA), (AMT),
                       7.40%, 10/1/23                               2,440,688
        1,065          Florida Housing Finance Authority,
                       6.35%, 6/1/14                                1,107,951
        2,115          Florida Housing Finance Authority,
                       (AMT), 6.35%, 7/1/28                         2,169,757
          535          Hillsborough County Housing Finance
                       Authority, Single Family, (GNMA), (AMT),
                       7.875%, 5/1/23                                 554,485
        6,205          Orange County Housing Finance Authority,
                       Single Family, (GNMA), (AMT),
                       6.60%, 4/1/28                                6,397,107
        7,230          Orange County Housing Finance Authority,
                       Single Family, (GNMA), (AMT),
                       6.85%, 10/1/27                               7,531,130

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Housing (continued)
-----------------------------------------------------------------------------
      $ 1,695          Orange County Housing Finance Authority,
                       Single Family, (GNMA), (AMT),
                       7.375%, 9/1/24                            $  1,768,885
        1,455          Polk County Housing Finance Authority,
                       Single Family, (GNMA), 7.15%, 9/1/23         1,512,138
        1,400          Puerto Rico Urban Renewal and Housing
                       Corp., 7.875%, 10/1/04                       1,431,738
-----------------------------------------------------------------------------
                                                                 $ 41,005,025
-----------------------------------------------------------------------------
Industrial Development Revenue -- 2.2%
-----------------------------------------------------------------------------
      $ 3,045          Broward County IDR, (Lynxs Cargoport),
                       (AMT), 6.75%, 6/1/19                      $  2,921,982
        4,500          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26              4,585,050
-----------------------------------------------------------------------------
                                                                 $  7,507,032
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 5.9%
-----------------------------------------------------------------------------
      $ 5,000          Florida Municipal Power Agency Stanton
                       II, (AMBAC), Variable Rate,
                       10/1/20(2)(3)                             $  5,761,800
        1,540          Manatee County Public Utility, (FGIC),
                       0.00%, 10/1/12                                 761,515
        2,200          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/02(2)     2,332,000
        2,200          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/03(2)     2,376,000
        3,000          Sunrise Utilities Systems, (AMBAC),
                       5.00%, 10/1/28                               2,670,780
        7,000          Sunrise Utilities Systems, (AMBAC),
                       5.20%, 10/1/22                               6,544,300
-----------------------------------------------------------------------------
                                                                 $ 20,446,395
-----------------------------------------------------------------------------
Insured-Hospital -- 5.4%
-----------------------------------------------------------------------------
      $ 8,000          Charlotte County Health Care,
                       (Bon-Secours Health System), (FSA),
                       Variable Rate, 8/26/27(2)                 $  8,290,000
        3,000          Orange County HFA, (Orlando Regional
                       Medical Center), (MBIA), Variable Rate,
                       10/29/21(2)                                  3,352,500
        7,500          Sarasota County Public Hospital Board,
                       (Sarasota Memorial Hospital), (MBIA),
                       5.25%, 7/1/24                                6,974,775
-----------------------------------------------------------------------------
                                                                 $ 18,617,275
-----------------------------------------------------------------------------
Insured-Housing -- 3.9%
-----------------------------------------------------------------------------
      $   500          Brevard County Housing Finance
                       Authority, Single Family, (FSA),
                       7.00%, 3/1/13                             $    516,095
        3,000          Florida HFA, (Brittany of Rosemont),
                       (AMBAC), (AMT), 6.875%, 8/1/26               3,198,660
        6,530          Florida HFA, (Maitland Club Apartments),
                       (AMBAC), (AMT), 6.875%, 8/1/26               6,962,417
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Housing (continued)
-----------------------------------------------------------------------------
      $ 2,675          Lee County Housing Finance, SCA
                       Multifamily, (FSA), (AMT), 7.05%, 1/1/30  $  2,852,486
-----------------------------------------------------------------------------
                                                                 $ 13,529,658
-----------------------------------------------------------------------------
Insured-Miscellaneous -- 0.3%
-----------------------------------------------------------------------------
      $ 1,110          Escambia County, (MBIA), 7.20%, 1/1/15    $  1,134,986
-----------------------------------------------------------------------------
                                                                 $  1,134,986
-----------------------------------------------------------------------------
Insured-Pooled Loans -- 0.2%
-----------------------------------------------------------------------------
      $   799          Osceola County IDA, Community Provider
                       Pooled Loan Program, (FSA),
                       7.75%, 7/1/10                             $    836,249
-----------------------------------------------------------------------------
                                                                 $    836,249
-----------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.2%
-----------------------------------------------------------------------------
      $   500          Alachua County Health Facility, (Mental
                       Health Services), (FSA), 7.75%, 7/1/10    $    523,465
-----------------------------------------------------------------------------
                                                                 $    523,465
-----------------------------------------------------------------------------
Insured-Solid Waste -- 0.5%
-----------------------------------------------------------------------------
      $ 1,500          St. John's County Solid Waste Disposal,
                       (FGIC), 7.25%, 11/1/10                    $  1,575,720
-----------------------------------------------------------------------------
                                                                 $  1,575,720
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.8%
-----------------------------------------------------------------------------
      $ 1,000          Jacksonville Excise Tax, (FGIC), (AMT),
                       0.00%, 10/1/11                            $    524,450
        2,000          Jacksonville Excise Tax, (FGIC), (AMT),
                       0.00%, 10/1/12                                 980,260
        1,185          Opa-Locka Sales Tax, (FGIC),
                       7.00%, 1/1/14                                1,301,782
        1,250          Puerto Rico Public Finance Corp.,
                       (AMBAC-TCRS), Variable Rate,
                       6/1/26(2)(3)                                   997,200
        2,000          Sunrise Public Facilities, (MBIA),
                       0.00%, 10/1/10                               1,127,200
        1,760          Sunrise Public Facilities, (MBIA),
                       0.00%, 10/1/12                                 870,302
        2,840          Sunrise Public Facilities, (MBIA),
                       0.00%, 10/1/14                               1,227,505
        4,000          Sunrise Public Facilities, (MBIA),
                       0.00%, 10/1/15                               1,622,200
        4,140          Sunrise Public Facilities, (MBIA),
                       0.00%, 10/1/16                               1,573,862
        2,525          Sunrise Public Facilities, (MBIA),
                       0.00%, 10/1/17                                 900,491
        2,000          Tampa Utility Tax, (AMBAC),
                       0.00%, 10/1/18                                 668,600
        6,800          Tampa Utility Tax, (AMBAC),
                       0.00%, 4/1/19                                2,200,276
        5,000          Tampa Utility Tax, (AMBAC),
                       0.00%, 10/1/19                               1,571,750

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-----------------------------------------------------------------------------
      $ 4,000          Tampa Utility Tax, (AMBAC),
                       0.00%, 10/1/20                            $  1,184,280
-----------------------------------------------------------------------------
                                                                 $ 16,750,158
-----------------------------------------------------------------------------
Insured-Transportation -- 13.2%
-----------------------------------------------------------------------------
      $ 3,475          Dade County Aviation Facilities, (MBIA),
                       (AMT), 6.00%, 10/1/24                     $  3,640,063
        4,000          Dade County Aviation Facilities, (MBIA),
                       (AMT), 6.55%, 10/1/13                        4,264,720
        4,150          Dade County Aviation Facilities, (MBIA),
                       (AMT), 6.60%, 10/1/22                        4,406,387
       11,750          Florida Turnpike Authority, (Department
                       of Transportation), (FGIC),
                       4.50%, 7/1/27(4)                             9,523,023
       10,000          Florida Turnpike Authority, (FSA),
                       4.50%, 7/1/28                                7,984,800
        8,650          Greater Orlando Aviation Authority,
                       (FGIC), (AMT), 6.375%, 10/1/21               9,025,064
        2,000          Orlando and Orange County Expressway
                       Authority, (FGIC), 8.25%, 7/1/14             2,576,740
        5,000          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38              4,203,150
-----------------------------------------------------------------------------
                                                                 $ 45,623,947
-----------------------------------------------------------------------------
Insured-Water and Sewer -- 2.2%
-----------------------------------------------------------------------------
      $ 5,000          Fort Myers Utility, (FGIC), Variable
                       Rate, 10/1/29(2)                          $  4,630,750
        1,000          Tampa Bay Water Utility System, (FGIC),
                       4.75%, 10/1/27                                 837,960
        3,375          Tampa Bay Water Utility System, (FGIC),
                       Variable Rate, 10/1/27(2)(3)                 2,273,265
-----------------------------------------------------------------------------
                                                                 $  7,741,975
-----------------------------------------------------------------------------
Miscellaneous -- 1.2%
-----------------------------------------------------------------------------
      $ 4,000          Muni Mae Tax Revenue Exempt Bond, (AMT),
                       Variable Rate, 6/30/09                    $  3,983,640
-----------------------------------------------------------------------------
                                                                 $  3,983,640
-----------------------------------------------------------------------------
Nursing Home -- 5.9%
-----------------------------------------------------------------------------
      $   390          Charlotte County IDA, (Beverly
                       Enterprises), 10.00%, 6/1/11              $    421,227
        4,285          Dade County IDA, (Club Care Center),
                       (GNMA), 6.60%, 1/20/18                       4,417,749
        5,075          Dade County IDA, (Gramercy Park Nursing
                       Care), (FHA), 6.60%, 8/1/23                  5,288,302
        1,725          Highlands County IDA, (Beverly
                       Enterprises), 9.25%, 7/1/07                  1,890,514
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Nursing Home (continued)
-----------------------------------------------------------------------------
      $ 3,750          Jacksonville Health Facilities
                       Authority, (Cypress Village),
                       7.00%, 12/1/22                            $  3,962,550
          500          Lee County IDA, (Shell Point Village),
                       5.50%, 11/15/21                                443,855
        2,775          Lee County IDA, (Shell Point Village),
                       5.50%, 11/15/29                              2,406,730
          600          Orange County IDA, (Beverly
                       Enterprises), 9.25%, 8/1/10                    643,548
        1,000          Winter Garden, (Beverly Enterprises),
                       8.75%, 7/1/12                                1,079,680
-----------------------------------------------------------------------------
                                                                 $ 20,554,155
-----------------------------------------------------------------------------
Pooled Loans -- 1.5%
-----------------------------------------------------------------------------
      $ 5,000          Osceola County IDA, Community Pooled
                       Loan - 93, 7.75%, 7/1/17                  $  5,244,050
-----------------------------------------------------------------------------
                                                                 $  5,244,050
-----------------------------------------------------------------------------
Senior Living / Life Care -- 4.4%
-----------------------------------------------------------------------------
      $ 6,895          Atlantic Beach, (Fleet Landing),
                       8.00%, 10/1/24                            $  7,459,356
          635          Escambia County HFA, (Baptist Hospital,
                       Inc. and Baptist Manor, Inc.),
                       6.75%, 10/1/14                                 668,166
        4,000          North Miami HFA, (Imperial Club),
                       6.75%, 1/1/33                                3,665,680
        2,855          Okaloosa County, Retirement Rental
                       Housing, (Encore Retirement Partners),
                       6.125%, 2/1/14                               2,517,939
        1,000          Plantation Health Facilities Authority,
                       (Covenant Village of Florida),
                       5.125%, 12/1/22                                856,090
-----------------------------------------------------------------------------
                                                                 $ 15,167,231
-----------------------------------------------------------------------------
Solid Waste -- 1.0%
-----------------------------------------------------------------------------
      $ 3,285          Broward County, (Waste Energy Co., L.P.
                       North), 7.95%, 12/1/08                    $  3,400,304
-----------------------------------------------------------------------------
                                                                 $  3,400,304
-----------------------------------------------------------------------------
Special Tax Revenue -- 2.1%
-----------------------------------------------------------------------------
      $ 3,175          Dade County, Special Obligation,
                       Variable Rate, 10/1/35(2)                 $  2,363,851
        1,750          Longleaf Community Development District,
                       6.20%, 5/1/09                                1,677,393
        1,760          Longleaf Community Development District,
                       6.65%, 5/1/20                                1,661,246
        1,800          Orlando, Capital Improvement,
                       4.75%, 10/1/22                               1,536,210
-----------------------------------------------------------------------------
                                                                 $  7,238,700
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Transportation -- 7.7%
-----------------------------------------------------------------------------
      $ 3,000          Florida, (Jacksonville Transportation),
                       5.00%, 7/1/27                             $  2,664,930
        3,000          Florida, (Jacksonville Transportation),
                       5.25%, 7/1/22                                2,801,670
       10,140          Florida, (Mid-Bay Bridge Authority),
                       6.125%, 10/1/22                             10,184,312
        2,900          Greater Orlando Aviation Authority,
                       (AMT), Variable Rate, 10/1/18                2,310,749
        9,250          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/36                     8,060,358
          700          Puerto Rico Highway and Transportation
                       Authority, 5.50%, 7/1/36                       669,683
-----------------------------------------------------------------------------
                                                                 $ 26,691,702
-----------------------------------------------------------------------------
Water and Sewer -- 1.0%
-----------------------------------------------------------------------------
      $ 2,500          Hillsborough County Utility,
                       6.625%, 8/1/11                            $  2,608,025
        1,015          Northern Palm Beach County, (Water
                       Control and Improvements),
                       6.00%, 8/1/25                                  973,182
-----------------------------------------------------------------------------
                                                                 $  3,581,207
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 102.3%
   (identified cost $354,418,699)                                $354,751,133
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.3)%                         $ (7,878,861)
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $346,872,272
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 37.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 9.7% of total investments.

(1)  Non-income producing security.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.1%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Assisted Living -- 0.8%
-----------------------------------------------------------------------------
      $ 1,500          Massachusetts IFA, (Briscoe House),
                       (FHA), 7.125%, 2/1/36                     $  1,656,825
-----------------------------------------------------------------------------
                                                                 $  1,656,825
-----------------------------------------------------------------------------
Cogeneration -- 1.2%
-----------------------------------------------------------------------------
      $ 1,000          Massachusetts Development Finance
                       Agency, Resource Recovery, (Ogden
                       Haverhill), 5.50%, 12/1/19                $    914,050
        1,750          Massachusetts IFA, Resource Recovery,
                       (Ogden Haverhill), (AMT),
                       5.60%, 12/1/19                               1,634,675
-----------------------------------------------------------------------------
                                                                 $  2,548,725
-----------------------------------------------------------------------------
Education -- 6.7%
-----------------------------------------------------------------------------
      $ 2,500          Massachusetts Development Finance
                       Agency, (Boston University),
                       5.45%, 5/15/59                            $  2,221,175
        1,625          Massachusetts HEFA, (Amherst College),
                       6.80%, 11/1/21                               1,739,107
        3,100          Massachusetts HEFA, (Merrimack College),
                       7.125%, 7/1/12                               3,383,743
        2,000          Massachusetts IFA, (Belmont Hill
                       School), 5.25%, 9/1/28                       1,778,880
        1,250          Massachusetts IFA, (Dana Hall),
                       5.90%, 7/1/27                                1,192,075
        2,000          Massachusetts IFA, (St. Johns High
                       School, Inc.), 5.35%, 6/1/28                 1,764,760
        2,000          New England Educational Loan Marketing
                       Corp., (AMT), 6.90%, 11/1/09                 2,168,320
-----------------------------------------------------------------------------
                                                                 $ 14,248,060
-----------------------------------------------------------------------------
Electric Utilities -- 7.0%
-----------------------------------------------------------------------------
      $ 5,060          Massachusetts Municipal Wholesale
                       Electric Co., 6.625%, 7/1/18              $  5,255,114
        3,500          Massachusetts Municipal Wholesale
                       Electric Co., 6.75%, 7/1/11                  3,728,585
        3,000          Puerto Rico Electric Power Authority,
                       0.00%, 7/1/17                                1,102,290
       13,230          Puerto Rico Electric Power Authority,
                       0.00%, 7/1/17                                4,861,099
-----------------------------------------------------------------------------
                                                                 $ 14,947,088
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 16.5%
-----------------------------------------------------------------------------
      $ 2,400          Massachusetts HEFA, (Fairview Care
                       Facilities), Prerefunded to 1/1/01,
                       10.25%, 1/1/21                            $  2,643,744
        1,555          Massachusetts HEFA, (Jordan Hospital),
                       Prerefunded to 10/1/02, 6.875%, 10/1/22      1,688,528
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-----------------------------------------------------------------------------
      $ 2,000          Massachusetts HEFA,
                       (Milford-Whitinsville Hospital),
                       Prerefunded to 7/15/02, 7.75%, 7/15/17    $  2,215,800
        2,085          Massachusetts HEFA, (Sisters of
                       Providence Health System), Prerefunded
                       to 11/15/04, 6.625%, 11/15/22                2,265,644
       29,870          Massachusetts Turnpike Authority,
                       Escrowed to Maturity, 0.00%, 1/1/28          5,708,754
       21,020          Massachusetts Turnpike Authority,
                       Escrowed to Maturity, 5.00%, 1/1/20         19,418,066
        1,000          Puerto Rico, RIBS, (AMBAC), Prerefunded
                       to 7/1/02, Variable Rate, 7/1/15             1,124,200
-----------------------------------------------------------------------------
                                                                 $ 35,064,736
-----------------------------------------------------------------------------
General Obligations -- 0.9%
-----------------------------------------------------------------------------
      $ 1,700          Nantucket, 6.80%, 12/1/11                 $  1,822,485
-----------------------------------------------------------------------------
                                                                 $  1,822,485
-----------------------------------------------------------------------------
Hospital -- 23.3%
-----------------------------------------------------------------------------
      $ 1,600          Massachusetts HEFA, (Cape Cod
                       Healthcare), 5.45%, 11/15/23              $  1,448,848
        1,550          Massachusetts HEFA, (Caritas Christi
                       Obligated Group), 5.625%, 7/1/20             1,394,876
        2,000          Massachusetts HEFA, (Daughters of
                       Charity Health System), 6.10%, 7/1/14        2,053,680
        3,610          Massachusetts HEFA, (Jordan Hospital),
                       5.25%, 10/1/23                               3,192,792
        1,465          Massachusetts HEFA, (Jordan Hospital),
                       5.375%, 10/1/28                              1,301,447
        1,020          Massachusetts HEFA, (Jordan Hospital),
                       6.875%, 10/1/15                              1,067,573
          800          Massachusetts HEFA,
                       (Milford-Whitinsville Hospital),
                       5.25%, 7/15/18                                 695,440
        1,720          Massachusetts HEFA,
                       (Milford-Whitinsville Hospital),
                       5.375%, 7/15/28                              1,467,349
        3,300          Massachusetts HEFA, (New England Health
                       Systems), 6.125%, 8/1/13                     3,214,200
        2,600          Massachusetts HEFA, (North Adams
                       Hospital), 6.625%, 7/1/18                    2,645,370
       10,000          Massachusetts HEFA, (Partners Healthcare
                       System), 5.25%, 7/1/29                       8,783,100
        5,255          Massachusetts HEFA, (Sisters of
                       Providence Health System),
                       6.50%, 11/15/08                              5,691,323
        8,000          Massachusetts IFA, (Biomedical Research
                       Corp.), 0.00%, 8/1/08                        5,039,120
        9,000          Massachusetts IFA, (Biomedical Research
                       Corp.), 0.00%, 8/1/09                        5,349,240

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------------
      $11,000          Massachusetts IFA, (Biomedical Research
                       Corp.), 0.00%, 8/1/10                     $  6,142,510
-----------------------------------------------------------------------------
                                                                 $ 49,486,868
-----------------------------------------------------------------------------
Housing -- 6.0%
-----------------------------------------------------------------------------
      $ 6,230          Massachusetts HFA, (AMT), 6.60%, 12/1/26  $  6,400,764
        6,075          Massachusetts HFA, (AMT),
                       6.60%, 12/1/26                               6,241,516
-----------------------------------------------------------------------------
                                                                 $ 12,642,280
-----------------------------------------------------------------------------
Industrial Development Revenue -- 3.9%
-----------------------------------------------------------------------------
      $ 3,000          Massachusetts IFA, (Hingham Water Co.),
                       (AMT), 6.90%, 12/1/29                     $  3,167,070
        2,075          Massachusetts IFA, (Massachusetts
                       American Co.), (AMT), 6.60%, 12/1/15         2,158,602
        2,850          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26              2,903,865
-----------------------------------------------------------------------------
                                                                 $  8,229,537
-----------------------------------------------------------------------------
Insured-Education -- 4.9%
-----------------------------------------------------------------------------
      $ 1,625          Massachusetts Educational Finance
                       Authority, (AMBAC), (AMT),
                       7.375%, 1/1/12                            $  1,726,384
          240          Massachusetts Educational Finance
                       Authority, (MBIA), (AMT), 7.25%, 1/1/09        250,836
          400          Massachusetts HEFA, (Boston University),
                       "RIBS", (MBIA), Variable Rate,
                       10/1/31(1)                                     442,500
        2,500          Massachusetts HEFA, (Brandeis
                       University), (MBIA), 4.75%, 10/1/28          2,080,375
        1,150          Massachusetts HEFA, Residual
                       Certificates, (Berklee College of
                       Music), (MBIA), Variable Rate,
                       10/1/27(1),(2)                                 900,220
        1,000          Massachusetts IFA, (College of the Holy
                       Cross), (MBIA), 5.00%, 9/1/23                  888,300
        5,000          Massachusetts Industrial Financing
                       Authority, (Tufts University), (MBIA),
                       4.75%, 2/15/28                               4,167,450
-----------------------------------------------------------------------------
                                                                 $ 10,456,065
-----------------------------------------------------------------------------
Insured-Hospital -- 8.4%
-----------------------------------------------------------------------------
      $ 3,750          Massachusetts HEFA, (Beth Israel
                       Hospital), (AMBAC), (AMT), Variable
                       Rate, 7/1/25(1)                           $  3,764,063
        1,040          Massachusetts HEFA, (Beverly Hospital),
                       (MBIA), 7.30%, 7/1/13                        1,063,348
        1,270          Massachusetts HEFA, (Capital Assist
                       Program), (MBIA), 7.20%, 7/1/09              1,298,588
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Hospital (continued)
-----------------------------------------------------------------------------
      $ 1,000          Massachusetts HEFA, (Caregroup), (MBIA),
                       4.75%, 7/1/20                             $    848,980
        2,000          Massachusetts HEFA, (St. Elizabeth
                       Hospital Issue), LEVRRS, (FSA), Variable
                       Rate, 8/12/21(1)                             2,205,000
        2,600          Massachusetts HEFA, (St. Luke's
                       Hospital) Yield Curve Notes, (MBIA),
                       Variable Rate, 8/15/13(1)                    2,671,500
        2,600          Massachusetts HEFA, (St. Luke's
                       Hospital) Yield Curve Notes, (MBIA),
                       Variable Rate, 8/15/23(1)                    2,505,750
        3,000          Massachusetts HEFA, (The Medical Center
                       of Central Massachusetts) (AMBAC), CARS,
                       Variable Rate, 6/23/22(1)                    3,382,500
-----------------------------------------------------------------------------
                                                                 $ 17,739,729
-----------------------------------------------------------------------------
Insured-Transportation -- 3.9%
-----------------------------------------------------------------------------
      $ 4,480          Massachusetts Port Authority, (FGIC),
                       7.50%, 7/1/20                             $  4,666,368
          100          Massachusetts Turnpike Authority,
                       (MBIA), 5.00%, 1/1/20                           92,379
        2,000          Massachusetts Turnpike Authority,
                       Metropolitan Highway System, (MBIA),
                       0.00%, 1/1/19                                  660,260
        8,500          Massachusetts Turnpike Authority,
                       Metropolitan Highway System, (MBIA),
                       0.00%, 1/1/24                                2,069,920
        1,000          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38                840,630
-----------------------------------------------------------------------------
                                                                 $  8,329,557
-----------------------------------------------------------------------------
Nursing Home -- 2.7%
-----------------------------------------------------------------------------
      $ 2,400          Massachusetts HEFA, (Christopher House),
                       6.875%, 1/1/29                            $  2,339,232
        3,225          Massachusetts Industrial Financing
                       Authority, (Age Institute of
                       Massachusetts), 8.05%, 11/1/25               3,477,582
-----------------------------------------------------------------------------
                                                                 $  5,816,814
-----------------------------------------------------------------------------
Senior Living / Life Care -- 0.8%
-----------------------------------------------------------------------------
      $ 1,900          Massachusetts IFA, (Forge Hill), (AMT),
                       6.75%, 4/1/30                             $  1,688,967
-----------------------------------------------------------------------------
                                                                 $  1,688,967
-----------------------------------------------------------------------------
Solid Waste -- 0.4%
-----------------------------------------------------------------------------
      $   920          Pittsfield, Solid Waste Disposal, (Vicon
                       Recovery Associates), 7.95%, 11/1/04      $    936,707
-----------------------------------------------------------------------------
                                                                 $    936,707
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Transportation -- 2.0%
-----------------------------------------------------------------------------
      $ 3,500          Massachusetts Bay Transportation
                       Authority, Variable Rate, 3/1/27(1)(2)    $  2,576,280
        2,000          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/36                     1,742,780
-----------------------------------------------------------------------------
                                                                 $  4,319,060
-----------------------------------------------------------------------------
Water and Sewer -- 9.7%
-----------------------------------------------------------------------------
      $12,185          Boston IDA, (Harbor Electric Energy
                       Co.), (AMT), 7.375%, 5/15/15              $ 12,772,195
        1,500          Massachusetts Water Resources Authority,
                       5.25%, 3/1/13                                1,457,055
        4,165          Massachusetts Water Resources Authority,
                       5.25%, 12/1/15                               4,025,972
        2,000          Virgin Islands Water and Power
                       Authority, 7.60%, 1/1/12                     2,218,000
-----------------------------------------------------------------------------
                                                                 $ 20,473,222
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.1%
   (identified cost $207,184,612)                                $210,406,725
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.9%                           $  1,870,382
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $212,277,107
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 17.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.4% to 9.5% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.5%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Education -- 8.5%
----------------------------------------------------------------------------
       $1,000          Mississippi State University Educational
                       Building Corp., 6.15%, 6/15/15            $ 1,030,640
          470          University of Mississippi Educational
                       Building Corp., (Athletic Facility),
                       6.20%, 6/1/16                                 488,626
----------------------------------------------------------------------------
                                                                 $ 1,519,266
----------------------------------------------------------------------------
Electric Utilities -- 2.6%
----------------------------------------------------------------------------
       $  450          Warren County, (Mississippi Power &
                       Light Co.), 7.00%, 4/1/22                 $   477,630
----------------------------------------------------------------------------
                                                                 $   477,630
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.9%
----------------------------------------------------------------------------
       $1,000          Mississippi Educational Facilities
                       Authority, (Milsaps College), (MBIA),
                       Prerefunded to 11/1/04, 6.50%, 11/1/19    $ 1,105,820
        2,500          Mississippi Housing Finance Corp.,
                       Single Family, Escrowed to Maturity,
                       (AMT), 0.00%, 6/1/15                        1,023,725
----------------------------------------------------------------------------
                                                                 $ 2,129,545
----------------------------------------------------------------------------
Hospital -- 6.4%
----------------------------------------------------------------------------
       $  300          Corinth and Alcorn County, (Magnolia
                       Registered Health Center),
                       5.50%, 10/1/21                            $   264,825
          500          Jones County, (South Central Regional
                       Medical Center), 5.50%, 12/1/17               461,910
          450          Mississippi Hospital Equipment and
                       Facilities Authority, (Rush Medical
                       Foundation), 6.00%, 1/1/22                    423,166
----------------------------------------------------------------------------
                                                                 $ 1,149,901
----------------------------------------------------------------------------
Housing -- 14.3%
----------------------------------------------------------------------------
       $  500          Hinds County, (Woodridge Apartments),
                       (FHA), 6.25%, 11/1/27                     $   514,115
          500          Mississippi Home Corp., Single Family,
                       Access Program, (GNMA), (AMT),
                       6.625%, 4/1/27                                517,135
          495          Mississippi Home Corp., Single Family,
                       Access Program, (GNMA), (AMT),
                       7.55%, 12/1/27                                547,034
          295          Mississippi Home Corp., Single Family,
                       Access Program, (GNMA), (AMT),
                       8.10%, 12/1/24                                322,231
          610          Mississippi Home Corp., Single Family,
                       Access Program, (GNMA), (AMT),
                       8.125%, 12/1/24                               664,827
----------------------------------------------------------------------------
                                                                 $ 2,565,342
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Industrial Development Revenue -- 14.0%
----------------------------------------------------------------------------
       $  500          Grenada County, (Georgia-Pacific Corp.),
                       5.45%, 9/1/14                             $   460,020
          750          Lowndes County, (Weyerhaeuser Co.),
                       6.80%, 4/1/22                                 820,125
          500          Mississippi Business Finance Corp.,
                       (E.I. DuPont deNemours), (AMT),
                       7.15%, 5/1/16                                 527,825
          250          Mississippi Business Finance Corp.,
                       (System Energy Resources, Inc.),
                       5.90%, 5/1/22                                 232,208
          450          Warren County, (International Paper
                       Co.), (AMT), 6.60%, 3/1/19                    468,680
----------------------------------------------------------------------------
                                                                 $ 2,508,858
----------------------------------------------------------------------------
Insured-Education -- 2.7%
----------------------------------------------------------------------------
       $  500          Mississippi State University Educational
                       Building Corp., (MBIA), 5.25%, 8/1/17     $   480,105
----------------------------------------------------------------------------
                                                                 $   480,105
----------------------------------------------------------------------------
Insured-Electric Utilities -- 4.4%
----------------------------------------------------------------------------
       $  550          Puerto Rico Electric Power Authority,
                       (MBIA), 4.50%, 7/1/18                     $   471,405
          300          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/03(1)      324,000
----------------------------------------------------------------------------
                                                                 $   795,405
----------------------------------------------------------------------------
Insured-General Obligations -- 5.5%
----------------------------------------------------------------------------
       $  500          Hinds County, (MBIA), 6.25%, 3/1/11       $   545,885
          500          Mississippi Development Obligation,
                       (Capital Projects & Equipment
                       Acquisition), (AMBAC), 5.00%, 7/1/24          445,035
----------------------------------------------------------------------------
                                                                 $   990,920
----------------------------------------------------------------------------
Insured-Hospital -- 14.4%
----------------------------------------------------------------------------
       $  750          Gulfport, (Gulfport Memorial Hospital),
                       (MBIA), 6.20%, 7/1/18                     $   769,215
        1,275          Hinds County, (Mississippi Methodist
                       Hospital), (AMBAC), 5.60%, 5/1/12           1,312,460
          500          Mississippi Hospital Equipment and
                       Facilities Authority, (Mississippi
                       Baptist Medical Center), (MBIA),
                       6.00%, 5/1/13                                 512,660
----------------------------------------------------------------------------
                                                                 $ 2,594,335
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Water and Sewer -- 4.1%
----------------------------------------------------------------------------
       $  435          Mississippi Development Bank, (Combined
                       Water and Sewer System), (AMBAC),
                       5.00%, 7/1/23                             $   381,260
          400          Mississippi Development Bank,
                       (Diberville Combined Water and Sewer
                       System), (AMBAC), 5.00%, 7/1/23               353,120
----------------------------------------------------------------------------
                                                                 $   734,380
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.8%
----------------------------------------------------------------------------
       $1,000          Mississippi Development Bank, (Golden
                       Triangle Solid Waste), 6.00%, 7/1/15      $ 1,034,980
----------------------------------------------------------------------------
                                                                 $ 1,034,980
----------------------------------------------------------------------------
Nursing Home -- 1.7%
----------------------------------------------------------------------------
       $  295          Mississippi Business Finance Corp.,
                       (Magnolia Healthcare), 7.99%, 7/1/25      $   304,567
----------------------------------------------------------------------------
                                                                 $   304,567
----------------------------------------------------------------------------
Senior Living / Life Care -- 1.2%
----------------------------------------------------------------------------
       $  200          Ridgeland, Urban Renewal, (The Orchard),
                       7.75%, 12/1/15                            $   210,208
----------------------------------------------------------------------------
                                                                 $   210,208
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.5%
   (identified cost $17,055,906)                                 $17,495,442
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.5%                           $   441,397
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $17,936,839
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 38.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.9% to 22.2% of total investments.

(1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 101.8%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Assisted Living -- 1.7%
-----------------------------------------------------------------------------
      $ 4,000          Glen Cove IDA, (Regency at Glen Cove),
                       9.50%, 7/1/12                             $  4,194,920
        2,935          North Syracuse Village Housing
                       Authority, (AJM Senior Housing, Inc.,
                       Janus Park), 8.00%, 6/1/24                   2,831,042
-----------------------------------------------------------------------------
                                                                 $  7,025,962
-----------------------------------------------------------------------------
Cogeneration -- 2.8%
-----------------------------------------------------------------------------
      $ 6,000          New York City IDA, (Brooklyn Navy Yard
                       Cogeneration), 5.65%, 10/1/28             $  5,607,900
        2,100          New York City IDA, (Brooklyn Navy Yard
                       Cogeneration), (AMT), 5.75%, 10/1/36         1,967,805
        4,250          Suffolk County IDA, (Nissequogue
                       Cogeneration Partners Facility), (AMT),
                       5.50%, 1/1/23                                3,865,332
-----------------------------------------------------------------------------
                                                                 $ 11,441,037
-----------------------------------------------------------------------------
Education -- 22.3%
-----------------------------------------------------------------------------
      $ 1,000          Dutchess County IDA, (Bard College),
                       7.00%, 11/1/17                            $  1,069,730
        5,740          Monroe County IDA, (Wilmur Assoc.),
                       7.25%, 12/1/16                               5,933,955
        8,000          New York Dormitory Authority, (City
                       University), 5.625%, 7/1/16                  7,982,000
        8,500          New York Dormitory Authority, (City
                       University), 6.00%, 7/1/20                   8,707,910
        5,100          New York Dormitory Authority, (City
                       University), 7.00%, 7/1/09                   5,652,228
        4,325          New York Dormitory Authority, (City
                       University), 7.50%, 7/1/10                   4,956,666
        1,300          New York Dormitory Authority, (New York
                       Medical College), (Asset Guaranty),
                       6.875%, 7/1/21                               1,409,577
        9,985          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.25%, 5/15/15                               9,638,620
       28,775          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.25%, 5/15/19(1)                           27,077,275
       14,680          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.25%, 5/15/21                              13,768,519
        2,000          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.50%, 5/15/19                               1,948,360
        1,300          New York Dormitory Authority, (State
                       University Educational Facilities),
                       7.50%, 5/15/11                               1,503,411
-----------------------------------------------------------------------------
                                                                 $ 89,648,251
-----------------------------------------------------------------------------
Electric Utilities -- 9.0%
-----------------------------------------------------------------------------
      $ 3,500          Long Island Power Authority, Electric
                       System Revenue, 5.25%, 12/1/26            $  3,182,585
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------------
      $11,550          Long Island Power Authority, Electric
                       System Revenue, 5.50%, 12/1/23            $ 10,922,488
       11,760          Long Island Power Authority, Electric
                       System Revenue, 5.50%, 12/1/29              10,982,311
        2,500          New York Energy Research and Development
                       Authority, (Brooklyn Union Gas), RIBS,
                       (AMT), Variable Rate, 7/1/26(2)              3,034,375
        1,745          New York Energy Research and Development
                       Authority, (LILCO), (AMT),
                       6.90%, 8/1/22                                1,848,862
        3,000          New York Energy Research and Development
                       Authority, RITES, (AMT), Variable Rate,
                       8/1/22(2)                                    3,541,950
        2,450          New York Energy Research and Development
                       Authority, RITES, (AMT), Variable Rate,
                       8/1/22(2)                                    2,769,186
-----------------------------------------------------------------------------
                                                                 $ 36,281,757
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.1%
-----------------------------------------------------------------------------
      $ 1,650          Dutchess County Resource Recovery Solid
                       Waste, (FGIC), Prerefunded to 1/1/00,
                       7.50%, 1/1/09                             $  1,698,527
          275          New York City, (AMBAC), Prerefunded to
                       8/1/02, 7.00%, 8/1/17                          298,823
        1,000          New York Dormitory Authority, (St.
                       Francis Hospital), (FHA), Prerefunded to
                       8/1/00, 7.65%, 8/1/30                        1,051,700
        1,365          New York Energy Research and Development
                       Authority, (AMT), Prerefunded to
                       1/21/03, 6.90%, 8/1/22                       1,489,338
-----------------------------------------------------------------------------
                                                                 $  4,538,388
-----------------------------------------------------------------------------
General Obligations -- 5.7%
-----------------------------------------------------------------------------
      $ 4,000          New York City, 0.00%, 8/1/07              $  2,695,720
        2,500          New York City, 0.00%, 8/1/08                 1,589,700
        5,000          New York City, 5.25%, 8/1/16                 4,688,650
        8,500          New York City, 5.875%, 2/15/19               8,499,320
        1,700          Onondaga County, 5.875%, 2/15/11             1,802,731
        1,600          Onondaga County, 5.875%, 2/15/12             1,689,312
        6,200          Puerto Rico, 0.00%, 7/1/18                   2,141,418
-----------------------------------------------------------------------------
                                                                 $ 23,106,851
-----------------------------------------------------------------------------
Health Care -- 1.4%
-----------------------------------------------------------------------------
      $ 5,000          New York Housing Finance Agency, RITES,
                       Variable Rate, 5/1/06(2)(3)               $  5,569,400
-----------------------------------------------------------------------------
                                                                 $  5,569,400
-----------------------------------------------------------------------------
Hospital -- 8.2%
-----------------------------------------------------------------------------
      $ 1,250          Chautauqua County IDA, (Womans Christian
                       Association), 6.35%, 11/15/17             $  1,186,913
        3,250          Chautauqua County IDA, (Womans Christian
                       Association), 6.40%, 11/15/29                2,998,905

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------------
      $ 2,750          Fulton County IDA, (Nathan Littauer
                       Hospital), 6.00%, 11/1/18                 $  2,575,018
        1,250          New York City, Health and Hospital
                       Corp., 5.25%, 2/15/17                        1,147,075
        5,000          New York Dormitory Authority, (Jamaica
                       Hospital), 5.20%, 2/15/15                    4,653,350
        7,300          New York Dormitory Authority, Mental
                       Health Facilities, 5.375%, 2/15/26           6,721,548
        3,000          New York MCFFA, Hospital and Nursing
                       Insured Mortgage, (FHA), 6.70%, 8/15/23      3,226,440
        2,190          New York MCFFA, Hospital and Nursing
                       Insured Mortgage, (FHA), 7.00%, 8/15/32      2,359,988
        6,600          New York MCFFA, Hospital and Nursing
                       Insured Mortgage, (FHA), 7.25%, 2/15/31      7,163,376
          925          New York MCFFA, Hospital and Nursing
                       Insured Mortgage, (FHA), 7.45%, 8/15/31        977,004
-----------------------------------------------------------------------------
                                                                 $ 33,009,617
-----------------------------------------------------------------------------
Hotel -- 0.3%
-----------------------------------------------------------------------------
      $ 3,000          Niagara County IDA, (Wintergarden Inn
                       Associates), 9.75%, 6/1/11(4)             $  1,185,000
-----------------------------------------------------------------------------
                                                                 $  1,185,000
-----------------------------------------------------------------------------
Housing -- 2.0%
-----------------------------------------------------------------------------
      $ 4,378          New York City HDC, Allerville,
                       6.50%, 11/15/18                           $  4,381,086
        1,920          New York City HDC, Dayton,
                       6.50%, 11/15/18                              1,964,748
          235          New York Housing Finance Agency,
                       (Baytown), 7.10%, 8/15/35                      246,094
        4,815          New York Mortgage Agency,
                       0.00%, 10/1/14                               1,136,147
          500          New York Mortgage Agency, 6.65%, 4/1/22        513,390
-----------------------------------------------------------------------------
                                                                 $  8,241,465
-----------------------------------------------------------------------------
Insured-Education -- 2.4%
-----------------------------------------------------------------------------
      $11,325          New York Dormitory Authority, (FSA),
                       (State University Educational
                       Facilities), 4.75%, 5/15/28               $  9,473,363
-----------------------------------------------------------------------------
                                                                 $  9,473,363
-----------------------------------------------------------------------------
Insured-General Obligations -- 3.9%
-----------------------------------------------------------------------------
      $   700          Bethlehem Central School District,
                       (AMBAC), 7.10%, 11/1/08                   $    809,074
          700          Bethlehem Central School District,
                       (AMBAC), 7.10%, 11/1/09                        813,666
          770          Chautauqua County Unlimited Tax, (FGIC),
                       6.40%, 9/15/09                                 854,692
          700          Jamestown, (AMBAC), 7.10%, 3/15/09             808,094
          700          Jamestown, (AMBAC), 7.10%, 3/15/10             813,239
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-General Obligations (continued)
-----------------------------------------------------------------------------
      $   700          Jamestown, (AMBAC), 7.10%, 3/15/11        $    815,955
          675          Jamestown, (AMBAC), 7.10%, 3/15/12             787,712
          675          Jamestown, (AMBAC), 7.10%, 3/15/13             789,696
          515          Jamestown, (AMBAC), 7.10%, 3/15/14             602,869
        4,000          Nassau County, (AMBAC), 5.25%, 6/1/15        3,824,760
            5          New York City, (AMBAC), 7.00%, 8/1/17            5,376
        4,500          Puerto Rico, (FSA), Variable Rate,
                       7/1/22(2)(3)                                 4,691,250
-----------------------------------------------------------------------------
                                                                 $ 15,616,383
-----------------------------------------------------------------------------
Insured-Hospital -- 1.1%
-----------------------------------------------------------------------------
      $ 4,000          New York Dormitory Authority, (Memorial
                       Sloan Kettering Cancer Center), (MBIA),
                       5.50%, 7/1/23                             $  3,908,920
          750          New York Dormitory Authority, (New York
                       Presbyterian Hospital), (AMBAC),
                       4.75%, 8/1/27                                  628,703
-----------------------------------------------------------------------------
                                                                 $  4,537,623
-----------------------------------------------------------------------------
Insured-Miscellaneous -- 0.4%
-----------------------------------------------------------------------------
      $   500          New York City IDA, (USTA National Tennis
                       Center, Inc.), (FSA), 6.375%, 11/15/14    $    535,890
        1,000          New York City Trust Cultural Resources,
                       (American Museum of Natural History),
                       (MBIA), 5.65%, 4/1/22                          986,840
-----------------------------------------------------------------------------
                                                                 $  1,522,730
-----------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.4%
-----------------------------------------------------------------------------
      $ 1,400          New York MCFFA, Long Term Health Care
                       (FSA), 6.80%, 11/1/14                     $  1,494,332
-----------------------------------------------------------------------------
                                                                 $  1,494,332
-----------------------------------------------------------------------------
Insured-Solid Waste -- 1.9%
-----------------------------------------------------------------------------
      $ 6,795          Islip Resource Recovery Agency, (MBIA),
                       6.50%, 7/1/09                             $  7,494,206
-----------------------------------------------------------------------------
                                                                 $  7,494,206
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.4%
-----------------------------------------------------------------------------
      $ 4,775          New York City Trust Cultural Resources,
                       (AMBAC), Variable Rate, 7/1/29(2)(3)      $  4,713,498
        1,225          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(2)                                      841,624
-----------------------------------------------------------------------------
                                                                 $  5,555,122
-----------------------------------------------------------------------------
Insured-Transportation -- 5.9%
-----------------------------------------------------------------------------
      $ 6,330          Monroe County Airport Authority,
                       (Greater Rochester International),
                       (MBIA), 5.875%, 1/1/19                    $  6,498,948
        4,000          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38              3,362,520

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Transportation (continued)
-----------------------------------------------------------------------------
      $ 3,000          Triborough Bridge and Tunnel Authority,
                       (MBIA), Variable Rate, Variable Rate,
                       1/1/19(2)(3)                              $  3,082,920
        3,000          Triborough Bridge and Tunnel Authority,
                       RITES, (AMBAC), Variable Rate,
                       1/1/12(2)(3)                                 3,266,910
        7,000          VRDC-IVRC Trust, (New York MTA), (MBIA),
                       Variable Rate, 6/26/02(2)(3)                 7,358,750
-----------------------------------------------------------------------------
                                                                 $ 23,570,048
-----------------------------------------------------------------------------
Insured-Utilities -- 1.3%
-----------------------------------------------------------------------------
      $ 5,000          Puerto Rico Telephone Authority, (MBIA),
                       Variable Rate, 1/25/07(2)(3)              $  5,350,000
-----------------------------------------------------------------------------
                                                                 $  5,350,000
-----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 10.2%
-----------------------------------------------------------------------------
      $ 3,380          New York HFA, 6.00%, 5/1/06               $  3,572,356
        5,865          New York Thruway Authority,
                       0.00%, 1/1/01                                5,550,401
        2,350          New York Thruway Authority,
                       0.00%, 1/1/03                                2,017,851
       27,940          New York UDC, 5.70%, 4/1/20                 27,789,683
        1,825          Syracuse-Hancock International Airport,
                       6.625%, 1/1/12                               1,898,274
-----------------------------------------------------------------------------
                                                                 $ 40,828,565
-----------------------------------------------------------------------------
Senior Living / Life Care -- 0.1%
-----------------------------------------------------------------------------
      $   380          New York City IDA, (A Very Special
                       Place, Inc.), 5.75%, 1/1/29               $    340,586
-----------------------------------------------------------------------------
                                                                 $    340,586
-----------------------------------------------------------------------------
Special Tax Revenue -- 5.7%
-----------------------------------------------------------------------------
      $ 1,000          New York City Transitional Finance
                       Authority, 5.00%, 5/1/16                  $    923,980
       14,830          New York LGAC, 5.00%, 4/1/21                13,374,287
        2,630          New York Municipal Bond Bank Agency,
                       6.875%, 3/15/06                              2,774,150
        2,950          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(2)(3)       2,334,512
        3,335          Triborough Bridge and Tunnel Authority,
                       Convention Center, 6.00%, 1/1/11             3,535,000
-----------------------------------------------------------------------------
                                                                 $ 22,941,929
-----------------------------------------------------------------------------
Transportation -- 6.2%
-----------------------------------------------------------------------------
      $ 2,535          Metropolitan Transportation Authority of
                       New York, 5.50%, 7/1/14                   $  2,473,526
        1,750          Niagara Frontier Airport Authority,
                       (AMT), Variable Rate, 4/1/29(2)(3)           1,628,060
        1,200          Port Authority of New York and New
                       Jersey, 5.375%, 3/1/28                       1,143,912
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Transportation (continued)
-----------------------------------------------------------------------------
      $ 1,500          Port Authority of New York and New
                       Jersey, (AMT), Variable Rate, 1/15/27(2)  $  1,566,000
        3,000          Triborough Bridge and Tunnel Authority,
                       5.20%, 1/1/22                                2,757,030
       12,080          Triborough Bridge and Tunnel Authority,
                       5.50%, 1/1/17                               12,058,860
        3,000          Triborough Bridge and Tunnel Authority,
                       6.125%, 1/1/21                               3,188,190
-----------------------------------------------------------------------------
                                                                 $ 24,815,578
-----------------------------------------------------------------------------
Water and Sewer -- 6.4%
-----------------------------------------------------------------------------
      $ 6,600          New York City Municipal Water Finance
                       Authority, 5.75%, 6/15/30(5)              $  6,459,684
        6,500          New York City Municipal Water Finance
                       Authority, 5.75%, 6/15/29                    6,359,015
        9,000          New York City NY Municipal Water Finance
                       Authority, 5.25%, 6/15/29                    8,178,030
        4,545          New York EFC, State Water Pollution
                       Control, 7.20%, 3/15/11                      4,686,668
-----------------------------------------------------------------------------
                                                                 $ 25,683,397
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 101.8%
   (identified cost $401,043,782)                                $409,271,590
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.8)%                         $ (7,153,479)
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $402,118,111
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 18.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 8.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)  Non-income producing security.
(5)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.7%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Education -- 1.2%
-----------------------------------------------------------------------------
      $   550          Ohio Higher Educational Facilities,
                       (Case Western University),
                       6.50%, 10/1/20                            $    610,538
        2,625          Ohio Higher Educational Facilities,
                       (Oberlin College), Variable Rate,
                       10/1/29(1)(2)                                1,980,720
-----------------------------------------------------------------------------
                                                                 $  2,591,258
-----------------------------------------------------------------------------
Electric Utilities -- 4.3%
-----------------------------------------------------------------------------
      $ 2,000          Clyde, Electric System Revenue, (AMT),
                       6.00%, 11/15/14                           $  1,907,220
        1,185          Ohio Air Quality Development Authority,
                       (Dayton Power), 6.10%, 9/1/30                1,203,865
        2,330          Ohio Air Quality Development Authority,
                       RITES, Variable Rate, 5/1/26(1)(2)           1,666,020
        4,750          Ohio Water Development Authority,
                       Pollution Control Facilities, (Cleveland
                       Electric), (AMT), 6.10%, 8/1/20              4,584,130
-----------------------------------------------------------------------------
                                                                 $  9,361,235
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.6%
-----------------------------------------------------------------------------
      $ 1,000          Clermont County, (Mercy Health System),
                       (AMBAC), Prerefunded to 9/25/01,
                       Variable Rate, 10/5/21(1)                 $  1,125,000
        1,750          Lorain County, (Lakeland County
                       Hospital), Escrowed to Maturity,
                       6.50%, 11/15/12                              1,906,100
        1,700          Puerto Rico, RIBS, (AMBAC), Prerefunded
                       to 7/1/02, Variable Rate, 7/1/15             1,911,140
          600          Warren County, (Otterbein Homes),
                       Prerefunded to 7/1/01, 7.20%, 7/1/11           641,688
-----------------------------------------------------------------------------
                                                                 $  5,583,928
-----------------------------------------------------------------------------
General Obligations -- 8.7%
-----------------------------------------------------------------------------
      $ 3,035          Belmont County, 7.30%, 12/1/12            $  3,332,825
        7,000          Hamilton City School District,
                       5.50%, 12/1/24                               6,745,620
        1,000          Tuscarawas County Public Library
                       Improvement, 6.90%, 12/1/11                  1,042,530
        6,855          Youngstown, 7.35%, 7/1/05                    7,608,022
-----------------------------------------------------------------------------
                                                                 $ 18,728,997
-----------------------------------------------------------------------------
Hospital -- 15.6%
-----------------------------------------------------------------------------
      $ 1,000          Allen County LIMA, (Convalescent Home
                       Foundation), (GNMA), 6.40%, 1/1/21        $  1,024,250
        1,000          Butler County, (Hamilton-Hughe
                       Hospital), 7.50%, 1/1/10                     1,047,140
        2,100          Cuyahoga County Health Care Facilities,
                       (Benjamin Rose Institute),
                       5.50%, 12/1/28                               1,824,270
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------------
      $ 2,100          Cuyahoga County, (Fairview General
                       Hospital), 6.25%, 8/15/10                 $  2,229,486
        1,000          East Liverpool, (City Hospital),
                       8.00%, 10/1/21                               1,053,450
        4,000          Erie County, (Firelands Community
                       Hospital), 6.75%, 1/1/08                     4,236,160
        3,000          Franklin County, (Children's Hospital),
                       6.60%, 5/1/13                                3,219,630
        1,015          Garfield Heights, (Marymount Hospital),
                       6.65%, 11/15/11                              1,101,082
        1,000          Garfield Heights, (Marymount Hospital),
                       6.70%, 11/15/15                              1,086,250
        5,115          Hamilton County, (Bethesda Hospital,
                       Inc.), 6.25%, 1/1/12                         5,350,239
        1,000          Hamilton County, (Wesley Hall),
                       6.50%, 3/1/15                                1,051,190
        2,200          Highland County, (Township Hospital),
                       6.75%, 12/1/29                               2,115,014
        3,800          Miami, (Upper Valley Medical Center),
                       6.375%, 5/15/26                              3,723,848
        1,000          Parma, (Parma Community General Hospital
                       Association), 5.35%, 11/1/18                   908,190
        4,250          Parma, (Parma Community General Hospital
                       Association), 5.375%, 11/1/29                3,735,197
-----------------------------------------------------------------------------
                                                                 $ 33,705,396
-----------------------------------------------------------------------------
Housing -- 12.7%
-----------------------------------------------------------------------------
      $ 1,300          Clermont County, (SEM Laurels), (FHA),
                       6.00%, 9/1/20                             $  1,318,356
        2,970          Cuyahoga County, (Rolling Hills Apts.),
                       (AMT), 8.00%, 1/1/28                         2,910,838
        2,500          Franklin County MFMR, (Tuttle Park),
                       (FHA), (AMT), 6.50%, 3/1/26                  2,617,125
        5,985          Franklin County MFMR, (Tuttle Park),
                       (FHA), (AMT), 6.60%, 3/1/36                  6,263,841
        3,645          Franklin County, (Hamilton Creek
                       Apartments), (FHA), (AMT),
                       5.55%, 7/1/24                                3,443,504
        1,000          Franklin County, (Hamilton Creek
                       Apartments), (FHA), (AMT),
                       5.80%, 7/1/14                                1,000,550
        2,500          Kent MFMR, (Silver Meadows), (GNMA),
                       (AMT), 7.30%, 12/20/36                       2,758,350
        2,935          Lucas County, (Country Creek), (AMT),
                       8.00%, 7/1/26                                2,810,086
          585          Ohio HFA SFMR, (GNMA), (AMT), Variable
                       Rate, 3/31/31(1)                               628,144
        1,000          Ohio HFA, (Aristocrat), (FHA), (AMT),
                       7.30%, 8/1/31                                1,033,870
        3,000          Ohio HFA, (GNMA), (AMT), 5.40%, 9/1/29       2,790,240
-----------------------------------------------------------------------------
                                                                 $ 27,574,904
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Industrial Development Revenue -- 19.3%
-----------------------------------------------------------------------------
      $ 4,500          Cleveland Airport, (Continental
                       Airlines), (AMT), 5.70%, 12/1/19          $  4,143,105
        2,000          Cuyahoga IDR, (Chippewa Place),
                       6.60%, 8/1/15                                2,088,080
        2,950          Dayton, Special Facilities Revenue,
                       (Emery Airline Freight), 5.625%, 2/1/18      2,738,013
          515          Ohio Economic Development Commission,
                       (Burrows Paper Corp.), (AMT),
                       7.625%, 6/1/11                                 543,315
          195          Ohio Economic Development Commission,
                       (Cheryl & Co.), (AMT), 5.50%, 12/1/04          199,772
          530          Ohio Economic Development Commission,
                       (Cheryl & Co.), (AMT), 5.90%, 12/1/09          548,237
        1,470          Ohio Economic Development Commission,
                       (Consolidated Biscuit), (AMT),
                       7.00%, 12/1/09                               1,584,939
        3,060          Ohio Economic Development Commission, (J
                       J & W LP), (AMT), 6.70%, 12/1/14             3,242,988
        1,020          Ohio Economic Development Commission,
                       (Kmart Corp.), 6.75%, 5/15/07                1,048,917
          750          Ohio Economic Development Commission,
                       (Luigino's, Inc.), (AMT), 6.85%, 6/1/01        751,695
        1,525          Ohio Economic Development Commission,
                       (Progress Plastic Products), (AMT),
                       7.80%, 12/1/09                               1,707,863
          425          Ohio Economic Development Commission,
                       (Progress Plastics Products), (AMT),
                       6.80%, 12/1/01                                 431,728
        1,000          Ohio Economic Development Commission,
                       (Royal Appliance Manufacturing Co.),
                       (AMT), 7.625%, 12/1/11                       1,061,100
          680          Ohio Economic Development Commission,
                       (Royal Appliance Manufacturing Co.),
                       (AMT), 7.625%, 12/1/11                         721,548
          880          Ohio Economic Development Commission,
                       (VSM Corp.), (AMT), 7.375%, 12/1/11            929,324
        5,000          Ohio Environmental Facilities, (Ford
                       Motor Co.), (AMT), 5.95%, 9/1/29             4,982,400
        2,200          Ohio Environmental Improvement, (USX
                       Corp.), 5.625%, 5/1/29                       2,006,950
        1,000          Ohio Pollution Control, (Standard Oil
                       Co.), 6.75%, 12/1/15                         1,127,470
        4,000          Ohio Solid Waste Disposal, (USG Corp.),
                       (AMT), 5.65%, 3/1/33                         3,610,880
        1,000          Ohio Solid Waste Disposal, (USG Corp.),
                       (AMT), 6.05%, 8/1/34                           968,210
        3,000          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                3,161,070
        4,000          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26              4,075,600
-----------------------------------------------------------------------------
                                                                 $ 41,673,204
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Education -- 1.4%
-----------------------------------------------------------------------------
      $ 1,000          Ohio HEFA, (University of Dayton),
                       (FGIC), 5.80%, 12/1/14                    $  1,015,660
        2,000          University of Akron, (FGIC), Variable
                       Rate, 1/1/29(1)(2)                           1,980,000
-----------------------------------------------------------------------------
                                                                 $  2,995,660
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 2.9%
-----------------------------------------------------------------------------
      $ 1,650          Cleveland Public Power System, (MBIA),
                       7.00%, 11/15/17                           $  1,761,606
        2,000          Cuyahoga County Utility Systems,
                       (Medical Center Co.), (MBIA), (AMT),
                       6.10%, 8/15/15                               2,046,080
           10          Ohio Air Quality Development Authority,
                       (Ohio Power), (AMBAC), 5.15%, 5/1/26             9,050
        2,300          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/02(1)     2,438,000
-----------------------------------------------------------------------------
                                                                 $  6,254,736
-----------------------------------------------------------------------------
Insured-General Obligations -- 4.6%
-----------------------------------------------------------------------------
      $ 3,700          Avon Lake City School District, (FGIC),
                       5.50%, 12/1/26                            $  3,570,833
        2,110          Hudson Local School District, (FGIC),
                       0.00%, 12/15/09                              1,251,863
        2,600          Norwalk City School District, (AMBAC),
                       4.75%, 12/1/26                               2,180,516
        3,000          Puerto Rico, (FSA), Variable Rate,
                       7/1/22(1)(2)                                 3,127,500
-----------------------------------------------------------------------------
                                                                 $ 10,130,712
-----------------------------------------------------------------------------
Insured-Hospital -- 10.5%
-----------------------------------------------------------------------------
      $ 5,245          Cuyahoga County, (Cleveland Clinic),
                       (MBIA), 5.125%, 1/1/29                    $  4,658,032
        3,000          Hamilton County, (Childrens Hospital
                       Medical Center), (MBIA), 4.75%, 5/15/28      2,484,540
        2,750          Mansfield, (Mansfield General Hospital),
                       (AMBAC), 6.70%, 12/1/09                      2,922,370
        5,000          Middleburg Heights, (Southwestern
                       General), (FSA), 5.75%, 8/15/21              4,971,900
        1,000          Montgomery County, (Miami Valley
                       Hospital), (AMBAC), 6.25%, 11/15/16          1,029,210
        6,565          Portage County, (Robinson Memorial
                       Hospital), (MBIA), 5.80%, 11/15/15           6,630,059
-----------------------------------------------------------------------------
                                                                 $ 22,696,111
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Housing -- 0.5%
-----------------------------------------------------------------------------
      $ 1,100          Ohio Capital Corp., (Horizon
                       Apartments), (FHA), (MBIA),
                       6.50%, 1/1/23                             $  1,128,523
-----------------------------------------------------------------------------
                                                                 $  1,128,523
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
-----------------------------------------------------------------------------
      $ 1,500          Hamilton County Sales Tax, (MBIA),
                       4.75%, 12/1/27                            $  1,249,155
        1,575          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(1)                                    1,082,088
-----------------------------------------------------------------------------
                                                                 $  2,331,243
-----------------------------------------------------------------------------
Insured-Transportation -- 2.0%
-----------------------------------------------------------------------------
      $ 1,600          Ohio Turnpike Commission, (FGIC),
                       4.50%, 2/15/24                            $  1,291,968
          650          Ohio Turnpike Commission, (FGIC),
                       4.75%, 2/15/28                                 541,768
        3,000          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38              2,521,890
-----------------------------------------------------------------------------
                                                                 $  4,355,626
-----------------------------------------------------------------------------
Nursing Home -- 6.0%
-----------------------------------------------------------------------------
      $ 2,000          Cuyahoga County Health Care Facilities,
                       (Benjamin Rose Institute),
                       5.50%, 12/1/17                            $  1,806,100
        1,305          Cuyahoga County, (Maple Care Center),
                       (GNMA), (AMT), 8.00%, 8/20/16                1,510,968
        1,205          North Canton Health Care Facilities,
                       (St. Luke Lutheran), (GNMA),
                       6.10%, 9/20/16                               1,244,235
        6,455          North Canton Health Care Facilities,
                       (St. Luke Lutheran), (GNMA),
                       9.55%, 3/20/32                               8,341,990
-----------------------------------------------------------------------------
                                                                 $ 12,903,293
-----------------------------------------------------------------------------
Senior Living / Life Care -- 4.2%
-----------------------------------------------------------------------------
      $ 1,990          Franklin County, (Kensington Place),
                       6.75%, 1/1/34                             $  2,083,470
        1,000          Hamilton County Hospital Facilities,
                       (Episcopal Retirement Home),
                       6.80%, 1/1/08                                1,052,210
        1,800          Marion, Health Care, (United Church
                       Home), 6.30%, 11/15/15                       1,798,038
        2,400          Ohio HFA, Retirement Rental Housing,
                       (Encore Retirement Partners),
                       6.75%, 3/1/19                                2,203,512
        2,250          Summit County Healthcare Facilities,
                       (Village at Saint Edward),
                       5.75%, 12/1/25                               2,018,093
-----------------------------------------------------------------------------
                                                                 $  9,155,323
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Solid Waste -- 1.0%
-----------------------------------------------------------------------------
      $ 2,400          Ohio Water Development Authority, Solid
                       Waste Disposal Revenue, (Bay Shore
                       Power), (AMT), 5.875%, 9/1/20             $  2,268,864
-----------------------------------------------------------------------------
                                                                 $  2,268,864
-----------------------------------------------------------------------------
Special Tax Revenue -- 0.5%
-----------------------------------------------------------------------------
      $ 1,350          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)    $  1,068,336
-----------------------------------------------------------------------------
                                                                 $  1,068,336
-----------------------------------------------------------------------------
Transportation -- 0.1%
-----------------------------------------------------------------------------
      $   250          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/36                  $    217,848
-----------------------------------------------------------------------------
                                                                 $    217,848
-----------------------------------------------------------------------------
Water and Sewer -- 0.5%
-----------------------------------------------------------------------------
      $ 1,000          Vermilion Water, 7.25%, 8/15/15           $  1,034,190
-----------------------------------------------------------------------------
                                                                 $  1,034,190
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.7%
   (identified cost $213,863,078)                                $215,759,387
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                           $    704,640
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $216,464,027
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 24.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.5% to 9.3% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.7%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Education -- 1.8%
----------------------------------------------------------------------------
      $   750          Rhode Island Student Loan Authority,
                       (AMT), 5.60%, 12/1/12                     $   744,765
----------------------------------------------------------------------------
                                                                 $   744,765
----------------------------------------------------------------------------
Electric Utilities -- 1.5%
----------------------------------------------------------------------------
      $   750          Puerto Rico Electric Power Authority,
                       4.75%, 7/1/24                             $   638,842
----------------------------------------------------------------------------
                                                                 $   638,842
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.9%
----------------------------------------------------------------------------
      $   250          Puerto Rico, RIBS, (AMBAC), Prerefunded
                       to 7/1/02, Variable Rate, 7/1/15          $   281,050
          255          Rhode Island Clean Water Protection
                       Finance Agency, Water Pollution Control,
                       (MBIA), Prerefunded to 10/1/04,
                       5.85%, 10/1/09                                273,401
        1,000          Rhode Island Depositors Economic
                       Protection Corp., (MBIA), Escrowed to
                       Maturity, 5.80%, 8/1/12                     1,054,160
----------------------------------------------------------------------------
                                                                 $ 1,608,611
----------------------------------------------------------------------------
General Obligations -- 3.0%
----------------------------------------------------------------------------
      $   225          Puerto Rico, 0.00%, 7/1/16                $    88,040
        1,000          Puerto Rico Public Buildings Authority,
                       5.25%, 7/1/21                                 931,830
          230          Rhode Island Depositors Economic
                       Protection Corp., 5.75%, 8/1/21               230,520
----------------------------------------------------------------------------
                                                                 $ 1,250,390
----------------------------------------------------------------------------
Hospital -- 10.9%
----------------------------------------------------------------------------
      $ 1,500          Rhode Island HEFA, (Landmark Medical
                       Center), 5.875%, 10/1/19                  $ 1,460,460
          500          Rhode Island HEFA, (Newport Hospital),
                       5.30%, 7/1/29                                 436,430
          800          Rhode Island HEFA, (Saint Joseph Health
                       Services), 5.50%, 10/1/29                     689,368
        1,250          Rhode Island HEFA, (South County
                       Hospital), 5.75%, 11/15/26                  1,167,962
          830          Rhode Island HEFA, (Westerly Hospital),
                       6.00%, 7/1/14                                 805,432
----------------------------------------------------------------------------
                                                                 $ 4,559,652
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Housing -- 14.7%
----------------------------------------------------------------------------
      $   500          Guam Housing Corp., Single Family,
                       5.75%, 9/1/31                             $   481,610
        1,740          Rhode Island Housing and Mortgage
                       Finance Corp., (AMT), 6.60%, 10/1/25        1,786,493
          100          Rhode Island Housing and Mortgage
                       Finance Corp., (AMT), 6.70%, 10/1/12          103,008
          875          Rhode Island Housing and Mortgage
                       Finance Corp., (AMT), 6.80%, 10/1/25          907,270
          775          Rhode Island Housing and Mortgage
                       Finance Corp., (AMT), 7.10%, 10/1/23          793,615
        2,000          Rhode Island Housing and Mortgage
                       Finance Corp., (AMT), 7.55%, 10/1/22        2,077,540
----------------------------------------------------------------------------
                                                                 $ 6,149,536
----------------------------------------------------------------------------
Industrial Development Revenue -- 2.5%
----------------------------------------------------------------------------
      $   400          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26           $   407,560
          640          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.30%, 6/1/23               650,272
----------------------------------------------------------------------------
                                                                 $ 1,057,832
----------------------------------------------------------------------------
Insured-Education -- 4.1%
----------------------------------------------------------------------------
      $ 1,000          Rhode Island HEFA, (Johnson and Wales
                       University), (MBIA), 5.00%, 4/1/29        $   864,310
          400          Rhode Island HEFA, (Roger Williams
                       College), (AMBAC), 5.00%, 11/15/28            345,960
          500          Rhode Island HEFA, (University of Rhode
                       Island), (MBIA), 5.50%, 9/15/19(1)            489,615
----------------------------------------------------------------------------
                                                                 $ 1,699,885
----------------------------------------------------------------------------
Insured-Electric Utilities -- 2.6%
----------------------------------------------------------------------------
      $ 1,750          Puerto Rico Electric Power Authority,
                       (MBIA), 0.00%, 7/1/17                     $   661,027
          500          Puerto Rico Electric Power Authority,
                       (MBIA), 4.50%, 7/1/18                         426,750
----------------------------------------------------------------------------
                                                                 $ 1,087,777
----------------------------------------------------------------------------
Insured-General Obligations -- 10.9%
----------------------------------------------------------------------------
      $ 1,500          Kent County Water Authority, (MBIA),
                       6.35%, 7/15/14                            $ 1,602,120
          500          Providence, Public Building Authority,
                       (School and Public Facilities Projects),
                       (FSA), 5.00%, 12/15/18                        446,270
          375          Rhode Island Consolidated Capital
                       Development, (FGIC), 4.75%, 9/1/17            330,131
          500          Rhode Island Depositors Economic
                       Protection Corp., (MBIA), 5.80%, 8/1/09       534,150

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-General Obligations (continued)
----------------------------------------------------------------------------
      $   500          Rhode Island Economic Development Corp.,
                       (FSA), 5.00%, 7/1/23                      $   436,230
        1,400          Rhode Island Economic Development Corp.,
                       (FSA), 5.00%, 7/1/28                        1,201,522
----------------------------------------------------------------------------
                                                                 $ 4,550,423
----------------------------------------------------------------------------
Insured-Hospital -- 11.3%
----------------------------------------------------------------------------
      $ 2,700          Rhode Island HEFA, (Lifespan), (MBIA),
                       5.25%, 5/15/26(2)                         $ 2,420,712
        2,350          Rhode Island HEFA, (Lifespan), (MBIA),
                       5.75%, 5/15/23                              2,292,049
----------------------------------------------------------------------------
                                                                 $ 4,712,761
----------------------------------------------------------------------------
Insured-Housing -- 1.3%
----------------------------------------------------------------------------
      $   500          Villa Excelsior Housing Development
                       Corp., (MBIA), 6.85%, 1/1/24              $   525,800
----------------------------------------------------------------------------
                                                                 $   525,800
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 12.4%
----------------------------------------------------------------------------
      $ 3,000          Convention Center Authority of Rhode
                       Island, (MBIA), 5.00%, 5/15/20            $ 2,665,380
        2,300          Convention Center Authority of Rhode
                       Island, (MBIA), 5.25%, 5/15/15              2,236,566
          420          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                     288,557
----------------------------------------------------------------------------
                                                                 $ 5,190,503
----------------------------------------------------------------------------
Insured-Transportation -- 3.5%
----------------------------------------------------------------------------
      $ 1,750          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38           $ 1,471,103
----------------------------------------------------------------------------
                                                                 $ 1,471,103
----------------------------------------------------------------------------
Insured-Water and Sewer -- 3.4%
----------------------------------------------------------------------------
      $   750          Rhode Island Clean Water, Safe Drinking
                       Water, (AMBAC), 6.70%, 1/1/15             $   810,638
          350          Rhode Island Clean Water, Water
                       Pollution Control, (MBIA),
                       5.40%, 10/1/15                                344,880
          245          Rhode Island Clean Water, Water
                       Pollution Control, (MBIA),
                       5.85%, 10/1/09                                255,942
----------------------------------------------------------------------------
                                                                 $ 1,411,460
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Nursing Home -- 1.6%
----------------------------------------------------------------------------
      $   725          Rhode Island HEFA, (Steere House),
                       5.80%, 7/1/20                             $   670,647
----------------------------------------------------------------------------
                                                                 $   670,647
----------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
----------------------------------------------------------------------------
      $ 1,000          Rhode Island HEFA, (Tockwotton Home),
                       6.25%, 8/15/22                            $   978,500
----------------------------------------------------------------------------
                                                                 $   978,500
----------------------------------------------------------------------------
Special Tax Revenue -- 4.9%
----------------------------------------------------------------------------
      $ 1,500          Providence, 7.65%, 6/1/16                 $ 1,633,065
          500          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(3)(4)        395,680
----------------------------------------------------------------------------
                                                                 $ 2,028,745
----------------------------------------------------------------------------
Transportation -- 1.0%
----------------------------------------------------------------------------
      $   500          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/38                  $   434,060
----------------------------------------------------------------------------
                                                                 $   434,060
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $41,277,750)                                 $40,771,292
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                           $   960,405
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $41,731,697
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 54.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 41.0% of total investments.

(1)  When-issued security.
(2) Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)  Security has been issued as an inverse floater bond.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Electric Utilities -- 5.4%
----------------------------------------------------------------------------
       $1,000          Mason PCR, (Appalacian Power Co.),
                       6.85%, 6/1/22                             $ 1,052,210
        1,130          Puerto Rico Electric Power Authority,
                       0.00%, 7/1/17                                 415,196
----------------------------------------------------------------------------
                                                                 $ 1,467,406
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.5%
----------------------------------------------------------------------------
       $2,500          Kanawha-Putnam, Single Family, (AMBAC),
                       Escrowed to Maturity, 0.00%, 12/1/16      $   932,050
----------------------------------------------------------------------------
                                                                 $   932,050
----------------------------------------------------------------------------
General Obligations -- 0.7%
----------------------------------------------------------------------------
       $  500          Puerto Rico, 0.00%, 7/1/16                $   195,645
----------------------------------------------------------------------------
                                                                 $   195,645
----------------------------------------------------------------------------
Hospital -- 12.0%
----------------------------------------------------------------------------
       $1,250          Berkeley Building Commission, (City
                       Hospital), 6.50%, 11/1/22                 $ 1,277,900
          750          Philippi Health System, (Davis Health
                       System - Broaddus Hospital),
                       5.50%, 11/1/24                                681,547
          250          Princeton, (Community Hospital),
                       6.10%, 5/1/29                                 236,917
        1,000          West Virginia HFA, (Charleston Area
                       Medical Center), 6.50%, 9/1/23              1,031,420
----------------------------------------------------------------------------
                                                                 $ 3,227,784
----------------------------------------------------------------------------
Housing -- 0.9%
----------------------------------------------------------------------------
       $  250          West Virginia State Housing Development
                       Fund, (AMT), 5.70%, 11/1/17               $   247,677
----------------------------------------------------------------------------
                                                                 $   247,677
----------------------------------------------------------------------------
Industrial Development Revenue -- 10.3%
----------------------------------------------------------------------------
       $1,375          Jefferson, (Royal Venders, Inc.), (AMT),
                       5.90%, 8/1/04                             $ 1,397,660
          300          Kanawha, (Union Carbide Chemicals and
                       Plastics Co.), (AMT), 8.00%, 8/1/20           312,186
        1,000          Upshur Solid Waste, (TJI), (AMT),
                       7.00%, 7/15/25                              1,072,410
----------------------------------------------------------------------------
                                                                 $ 2,782,256
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Education -- 5.9%
----------------------------------------------------------------------------
       $1,000          West Virginia University, (AMBAC),
                       5.75%, 4/1/16                             $ 1,006,960
          550          West Virginia University, (AMBAC),
                       6.00%, 4/1/12                                 572,556
----------------------------------------------------------------------------
                                                                 $ 1,579,516
----------------------------------------------------------------------------
Insured-Electric Utilities -- 8.8%
----------------------------------------------------------------------------
       $  700          Marshall PCR, (Ohio Power Kammer Plant),
                       (MBIA), 5.45%, 7/1/14                     $   692,601
        1,500          Pleasants County Pollution Control,
                       (Potomac Edison), (AMBAC), (AMT),
                       5.50%, 4/1/29                               1,407,660
          250          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/03(1)      270,000
----------------------------------------------------------------------------
                                                                 $ 2,370,261
----------------------------------------------------------------------------
Insured-General Obligations -- 4.2%
----------------------------------------------------------------------------
       $  150          West Virginia, (FGIC), 5.25%, 11/1/26     $   138,120
        1,000          West Virginia, (FGIC), 5.75%, 11/1/21         991,910
----------------------------------------------------------------------------
                                                                 $ 1,130,030
----------------------------------------------------------------------------
Insured-Hospital -- 14.4%
----------------------------------------------------------------------------
       $  500          Randolph County Commission Health
                       System, (Davis Health System, Inc.),
                       (FSA), 5.20%, 11/1/21                     $   456,100
        1,300          West Virginia HFA, (Cabell Huntington
                       Hospital), (AMBAC), 6.25%, 1/1/19           1,334,619
          850          West Virginia HFA, (Charleston Area
                       Medical Center), (MBIA), 5.75%, 9/1/13        865,360
        1,200          West Virginia HFA, (Linked Bulls &
                       Bears), (MBIA), 6.10%, 1/1/18               1,217,544
----------------------------------------------------------------------------
                                                                 $ 3,873,623
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of
Participation -- 1.8%
----------------------------------------------------------------------------
       $  500          West Virginia School Building Authority,
                       (AMBAC), 5.60%, 7/1/17                    $   494,690
----------------------------------------------------------------------------
                                                                 $   494,690
----------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 1.7%
----------------------------------------------------------------------------
       $  500          Harrison County Building Commission,
                       (Maplewood Retirement), (AMBAC),
                       5.25%, 4/1/28                             $   451,920
----------------------------------------------------------------------------
                                                                 $   451,920
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.4%
----------------------------------------------------------------------------
       $  175          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(1)                                 $   120,232
----------------------------------------------------------------------------
                                                                 $   120,232
----------------------------------------------------------------------------
Insured-Transportation -- 6.0%
----------------------------------------------------------------------------
       $1,000          West Virginia Parkways Economic
                       Development and Tourism Authority,
                       (FGIC), 0.00%, 5/15/04                    $   807,020
        1,000          West Virginia State Roads, (FGIC),
                       4.50%, 6/1/23                                 814,330
----------------------------------------------------------------------------
                                                                 $ 1,621,350
----------------------------------------------------------------------------
Insured-Water and Sewer -- 15.8%
----------------------------------------------------------------------------
       $  250          Berkeley Public Service District Sewer,
                       (MBIA), 5.75%, 10/1/25                    $   248,898
          500          Crab Orchard Public Service District,
                       (AMBAC), 5.50%, 10/1/25                       481,085
        1,000          Fairmont, Waterworks Revenue, (AMBAC),
                       4.50%, 7/1/24                                 809,440
        1,500          Parkersburg Waterworks and Sewer, (FSA),
                       5.80%, 9/1/19                               1,504,575
          500          West Virginia Water Development, (Loan
                       Program II), (FSA), 5.25%, 11/1/35            451,440
          750          West Virginia Water Development, (Loan
                       Program II), (FSA), 6.00%, 11/1/14            779,070
----------------------------------------------------------------------------
                                                                 $ 4,274,508
----------------------------------------------------------------------------
Nursing Home -- 1.8%
----------------------------------------------------------------------------
       $  500          Kanawha County, (Beverly Enterprises),
                       5.50%, 11/1/08                            $   473,510
----------------------------------------------------------------------------
                                                                 $   473,510
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Solid Waste -- 3.6%
----------------------------------------------------------------------------
       $1,000          Braxton County, (Weyerhaeuser Co.),
                       (AMT), 5.80%, 6/1/27                      $   960,690
----------------------------------------------------------------------------
                                                                 $   960,690
----------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
----------------------------------------------------------------------------
       $  400          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)    $   316,544
----------------------------------------------------------------------------
                                                                 $   316,544
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $26,667,588)                                 $26,519,692
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                           $   441,184
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $26,960,876
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 63.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 10.4% to 28.7% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                            $249,159,445        $354,418,699          $207,184,612             $17,055,906
   Unrealized appreciation                      14,341,009             332,434             3,222,113                 439,536
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $263,500,454        $354,751,133          $210,406,725             $17,495,442
---------------------------------------------------------------------------------------------------------------------------------
Cash                                          $    888,118        $         --          $         --             $        --
Receivable for investments sold                  3,120,000             135,000               128,071                 838,086
Interest receivable                              3,715,263           7,042,312             3,214,012                 340,169
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $271,223,835        $361,928,445          $213,748,808             $18,673,697
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased             $         --        $  3,494,505          $         --             $   474,730
Payable for when-issued securities               1,003,150           3,892,080                    --                      --
Demand note payable                                     --           7,600,000             1,400,000                 200,000
Due to bank                                             --              59,429                55,791                  56,818
Payable to affiliate for Trustees' fees                 --               2,364                    --                      --
Accrued expenses                                    20,487               7,795                15,910                   5,310
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $  1,023,637        $ 15,056,173          $  1,471,701             $   736,858
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                      $270,200,198        $346,872,272          $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                            $255,859,189        $346,539,838          $209,054,994             $17,497,303
Net unrealized appreciation (computed on
   the
   basis of identified cost)                    14,341,009             332,434             3,222,113                 439,536
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $270,200,198        $346,872,272          $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $401,043,782      $213,863,078        $41,277,750              $26,667,588
   Unrealized appreciation
      (depreciation)                            8,227,808         1,896,309           (506,458)                (147,896)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $409,271,590      $215,759,387        $40,771,292              $26,519,692
-----------------------------------------------------------------------------------------------------------------------------
Cash                                         $         --      $         --        $   411,282              $        --
Receivable for investments sold                10,210,636        12,945,663            624,910                  433,777
Interest receivable                             6,715,802         3,339,496            849,721                  443,645
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $426,198,028      $232,044,546        $42,657,205              $27,397,114
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased            $ 17,073,721      $  9,611,117        $   431,572              $        --
Payable for when-issued securities              6,459,684                --            489,044                       --
Demand note payable                               500,000         5,900,000                 --                  400,000
Due to bank                                        22,638            53,923                 --                   33,138
Payable to affiliate for Trustees' fees                --             1,603                 --                      211
Accrued expenses                                   23,874            13,876              4,892                    2,889
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $ 24,079,917      $ 15,580,519        $   925,508              $   436,238
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $393,890,303      $214,567,718        $42,238,155              $27,108,772
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                          8,227,808         1,896,309           (506,458)                (147,896)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                        $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                      $ 17,309,148        $ 23,427,863          $ 13,963,691             $ 1,130,481
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $ 17,309,148        $ 23,427,863          $ 13,963,691             $ 1,130,481
---------------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $  1,408,907        $  1,827,598          $  1,029,634             $    31,879
Trustees fees and expenses                          26,047              29,327                21,114                     257
Legal and accounting services                       38,864              41,270                34,959                  17,304
Custodian fee                                      152,205             185,030               114,536                  17,873
Miscellaneous                                       23,655              55,994                19,428                   5,263
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $  1,649,678        $  2,139,219          $  1,219,671             $    72,576
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $     56,891        $    185,030          $     38,928             $     4,020
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $     56,891        $    185,030          $     38,928             $     4,020
---------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $  1,592,787        $  1,954,189          $  1,180,743             $    68,556
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $ 15,716,361        $ 21,473,674          $ 12,782,948             $ 1,061,925
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  2,827,671        $  8,811,395          $  2,172,182             $   208,014
   Financial futures contracts                     218,663             (74,128)              676,780                  14,376
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                             $  3,046,334        $  8,737,267          $  2,848,962             $   222,390
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $(30,348,569)       $(44,899,518)         $(23,254,394)            $(1,697,757)
   Financial futures contracts                     376,199             398,880                    --                  22,941
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $(29,972,370)       $(44,500,638)         $(23,254,394)            $(1,674,816)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(26,926,036)       $(35,763,371)         $(20,405,432)            $(1,452,426)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $(14,289,697)         $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $ 26,318,419      $ 14,525,315        $ 2,412,221              $ 1,670,867
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 26,318,419      $ 14,525,315        $ 2,412,221              $ 1,670,867
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  2,052,610      $  1,056,733        $   108,206              $    63,145
Trustees fees and expenses                         28,764            21,487              2,572                    2,642
Legal and accounting services                      48,964            33,704             19,472                   19,068
Custodian fee                                     194,113           124,932             30,584                   26,890
Miscellaneous                                      58,634            66,783              5,550                    9,790
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  2,383,085      $  1,303,639        $   166,384              $   121,535
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $     32,559      $     21,444        $    13,858              $     6,258
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $     32,559      $     21,444        $    13,858              $     6,258
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  2,350,526      $  1,282,195        $   152,526              $   115,277
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $    224,797      $   (140,216)       $  (176,858)             $   209,894
   Financial futures contracts                   (291,627)           (6,744)           135,208                   58,720
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $    (66,830)     $   (146,960)       $   (41,650)             $   268,614
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(39,003,854)     $(17,738,121)       $(3,927,649)             $(2,808,929)
   Financial futures contracts                    633,222           129,636                 --                   45,458
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(38,370,632)     $(17,608,485)       $(3,927,649)             $(2,763,471)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(38,437,462)     $(17,755,445)       $(3,969,299)             $(2,494,857)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 15,716,361        $  21,473,674         $ 12,782,948             $ 1,061,925
   Net realized gain                             3,046,334            8,737,267            2,848,962                 222,390
   Net change in unrealized appreciation
      (depreciation)                           (29,972,370)         (44,500,638)         (23,254,394)             (1,674,816)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $ (14,289,697)        $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 26,307,078        $  22,428,860         $ 22,537,239             $ 1,934,210
   Withdrawals                                 (56,905,888)        (117,286,711)         (53,364,100)             (4,346,534)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(30,598,810)       $ (94,857,851)        $(30,826,861)            $(2,412,324)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(41,808,485)       $(109,147,548)        $(38,449,345)            $(2,802,825)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
   Net realized gain (loss)                       (66,830)         (146,960)           (41,650)                 268,614
   Net change in unrealized appreciation
      (depreciation)                          (38,370,632)      (17,608,485)        (3,927,649)              (2,763,471)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 31,675,644      $ 15,132,326        $ 7,437,315              $ 1,765,713
   Withdrawals                               (101,151,980)      (49,186,424)        (6,067,386)              (5,785,114)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $(69,476,336)     $(34,054,098)       $ 1,369,929              $(4,019,401)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(83,945,905)     $(38,566,423)       $  (339,675)             $(4,958,668)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 16,749,988        $  24,411,408         $ 13,279,143             $ 1,095,413
   Net realized gain                             5,489,144           10,921,955            5,581,339                 573,326
   Net change in unrealized appreciation
      (depreciation)                             7,467,292           12,878,283            3,418,130                 114,281
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $ 29,706,424        $  48,211,646         $ 22,278,612             $ 1,783,020
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 22,739,308        $  23,116,173         $ 23,126,655             $ 1,791,601
   Withdrawals                                 (67,441,064)        (129,509,414)         (48,353,576)             (4,961,704)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(44,701,756)       $(106,393,241)        $(25,226,921)            $(3,170,103)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(14,995,332)       $ (58,181,595)        $ (2,948,309)            $(1,387,083)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $327,004,015        $ 514,201,415         $253,674,761             $22,126,747
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 26,577,893      $ 14,511,143        $ 2,164,155              $ 1,733,679
   Net realized gain (loss)                    16,834,383         3,940,354            (61,270)                 410,963
   Net change in unrealized appreciation
      (depreciation)                            3,990,623         2,570,827          1,425,915                  669,508
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 47,402,899      $ 21,022,324        $ 3,528,800              $ 2,814,150
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 21,974,717      $ 12,482,905        $45,483,365              $ 1,913,546
   Withdrawals                               (110,917,114)      (49,743,364)        (7,158,442)              (6,311,147)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(88,942,397)     $(37,260,459)       $(1,675,077)             $(4,397,601)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $(41,539,498)     $(16,238,135)       $ 1,853,723              $(1,583,451)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $527,603,514      $271,268,585        $40,217,649              $33,502,995
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              CALIFORNIA PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.56%     0.55%     0.57%     0.57%       0.59%
Expenses after custodian fee
   reduction                      0.54%     0.53%     0.56%     0.56%       0.58%
Net investment income             5.30%     5.33%     5.76%     5.93%       6.22%
Portfolio Turnover                  28%       16%       12%       14%         58%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $270,200  $312,009  $327,004  $370,590  $410,763
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               FLORIDA PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.52%     0.51%     0.52%     0.52%       0.55%
Expenses after custodian fee
   reduction                      0.48%     0.47%     0.48%     0.49%       0.52%
Net investment income             5.26%     5.03%     5.53%     5.67%       5.94%
Portfolio Turnover                  40%       25%       54%       51%         61%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $346,843  $456,020  $514,201  $624,374  $712,203
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                            MASSACHUSETTS PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.52%     0.54%     0.53%     0.55%       0.56%
Expenses after custodian fee
   reduction                      0.50%     0.52%     0.52%     0.54%       0.53%
Net investment income             5.40%     5.36%     5.75%     5.77%       6.00%
Portfolio Turnover                  24%       28%       35%       51%         87%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $212,277  $250,726  $253,675  $281,129  $302,170
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                           MISSISSIPPI PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.36%    0.37%    0.38%    0.29%       0.27%
Net expenses after custodian
   fee reduction                0.34%    0.35%    0.37%    0.26%       0.23%
Net investment income           5.30%    5.21%    5.59%    5.77%       5.97%
Portfolio Turnover                16%      17%       6%      12%         52%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $17,937  $20,740  $22,127  $25,280  $28,993
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                                   0.40%       0.39%
Expenses after custodian fee
   reduction                                               0.37%       0.35%
Net investment income                                      5.66%       5.85%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               NEW YORK PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.53%     0.53%     0.57%     0.52%       0.54%
Expenses after custodian fee
   reduction                      0.52%     0.51%     0.57%     0.49%       0.51%
Net investment income             5.30%     5.28%     5.60%     5.64%       5.97%
Portfolio Turnover                  41%       55%       44%       47%         55%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $402,118  $486,064  $527,604  $604,530  $652,736
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 OHIO PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.55%     0.56%     0.56%     0.57%       0.57%
Expenses after custodian fee
   reduction                      0.54%     0.54%     0.55%     0.56%       0.55%
Net investment income             5.54%     5.50%     5.70%     5.69%       5.80%
Portfolio Turnover                  59%       17%       30%       35%         51%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $216,464  $255,030  $271,269  $292,671  $319,017
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          RHODE ISLAND PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.39%    0.39%    0.27%    0.27%       0.29%
Net expenses after custodian
   fee reduction                0.35%    0.36%    0.23%    0.24%       0.25%
Net investment income           5.24%    5.28%    5.54%    5.69%       5.96%
Portfolio Turnover                18%      24%      39%      25%         42%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $41,732  $42,071  $40,218  $42,167  $42,906
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                          0.39%    0.40%       0.41%
Expenses after custodian fee
   reduction                                      0.35%    0.37%       0.37%
Net investment income                             5.42%    5.56%       5.84%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          WEST VIRGINIA PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.40%    0.37%    0.38%    0.42%       0.31%
Net expenses after custodian
   fee reduction                0.38%    0.34%    0.36%    0.38%       0.29%
Net investment income           5.13%    5.34%    5.44%    5.41%       5.81%
Portfolio Turnover                32%      16%      24%      43%         19%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $26,961  $31,920  $33,503  $39,501  $40,835
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                                               0.39%
Expenses after custodian fee
   reduction                                                           0.37%
Net investment income                                                  5.73%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1999, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    California                                $1,408,907             0.48%
    Florida                                    1,827,598             0.45%
    Massachusetts                              1,029,634             0.44%
    Mississippi                                   31,879             0.16%
    New York                                   2,052,610             0.45%
    Ohio                                       1,056,733             0.44%
    Rhode Island                                 108,206             0.25%
    West Virginia                                 63,145             0.21%

    *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 1999 were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 81,972,602
    Sales                                      101,383,004

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $159,988,168
    Sales                                      214,567,688

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 56,924,629
    Sales                                       73,252,378

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  3,085,362
    Sales                                        4,561,931

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $182,436,319
    Sales                                      218,164,200

    OHIO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $140,272,618
    Sales                                      156,522,546

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 11,081,928
    Sales                                        7,518,444
    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  9,538,990
    Sales                                       12,045,005

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 1999, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $249,159,445
    ------------------------------------------------------
    Gross unrealized appreciation             $ 19,953,401
    Gross unrealized depreciation               (5,612,392)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 14,341,009
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $354,418,699
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,515,155
    Gross unrealized depreciation              (13,182,721)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    332,434
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $207,184,612
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,347,932
    Gross unrealized depreciation               (6,125,819)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,222,113
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 17,055,906
    ------------------------------------------------------
    Gross unrealized appreciation             $    719,116
    Gross unrealized depreciation                 (279,580)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    439,536
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $401,051,530
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,843,312
    Gross unrealized depreciation               (6,623,252)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,220,060
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $213,863,078
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,590,158
    Gross unrealized depreciation               (4,693,849)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,896,309
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 41,277,750
    ------------------------------------------------------
    Gross unrealized appreciation             $    797,592
    Gross unrealized depreciation               (1,304,050)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (506,458)
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 26,765,403
    ------------------------------------------------------
    Gross unrealized appreciation             $    482,409
    Gross unrealized depreciation                 (728,120)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (245,711)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the Florida Portfolio, Massachusetts Portfolio, Mississippi Portfolio, New York Portfolio, Ohio Portfolio and West Virginia Portfolio had a balance outstanding pursuant to this line of credit of

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   $7,600,000, $1,400,000, $200,000, $500,000, $5,900,000 and $400,000,
   respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 1999, there were no such financial instruments outstanding.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1999 and 1998 and the supplementary data for each of the years in the five-year period ended September 30, 1999. These financial statements and supplementary data are the responsibility of the Portfolios management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 1999, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                            DELOITTE & TOUCHE LLP
                            Boston, Massachusetts
                            October 29, 1999

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolio

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
Rhode Island Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio
Manager of West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida,
and Mississippi Municipals
Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


INDEPENDENT AUDITORS
DELOITTE &TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109


------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
2-2267-11/99                                                MUNISRC-11/99